                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-04801
                                   ---------------------------------------------

                             SunAmerica Equity Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
--------------------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414
                                                   -----------------------------

Date of fiscal year end: September 30
                        --------------------------

Date of reporting period:   March 31, 2009
                         -------------------------

Item 1. Reports to Stockholders

[PHOTO]




                                                        SEMI-ANNUAL REPORT 2009

SUNAMERICA
Equity Funds

[LOGO]

        March 31, 2009                                        SEMI-ANNUAL REPORT

SUNAMERICA EQUITY FUNDS

SunAmerica Blue Chip Growth Fund (SVLAX)

SunAmerica Growth Opportunities Fund (SGWAX)

SunAmerica New Century Fund (SEGAX)

SunAmerica Growth and Income Fund (SEIAX)

SunAmerica Balanced Assets Fund (SBAAX)

SunAmerica International Equity Fund (SIEAX)

SunAmerica Value Fund (SSVAX)

SunAmerica Disciplined Growth Fund (TXMAX)

SunAmerica International Small-Cap Fund (SAESX)

                        Table of Contents


                    SHAREHOLDER LETTER..................  2
                    EXPENSE EXAMPLE.....................  3
                    STATEMENT OF ASSETS AND LIABILITIES.  6
                    STATEMENT OF OPERATIONS............. 10
                    STATEMENT OF CHANGES IN NET ASSETS.. 12
                    FINANCIAL HIGHLIGHTS................ 15
                    PORTFOLIO OF INVESTMENTS............ 24
                    NOTES TO FINANCIAL STATEMENTS....... 64

        Shareholder Letter

Dear Shareholder,

The six month period ended March 31, 2009 was one of the most challenging in the history of the equity markets.

The period began in the wake of Lehman Brothers bankruptcy and government intervention to support other financial institutions. Credit markets were frozen, credit spreads widened and even money market funds were challenged. As the semi-annual period progressed, Gross Domestic Product (GDP), a measure of a country's economic output or growth, contracted, unemployment rose, consumer confidence sank and the equity markets declined.

The policy response to this historic economic situation has been strong and multifaceted. The U.S. Government has responded by launching a variety of programs designed to support financial institutions, restart consumer credit and remove toxic assets from banks' balance sheets. In addition, the U.S., other developed nations and emerging countries have launched significant stimulus programs designed to stimulate domestic economic demand. With short-term interest rates effectively at zero, the Federal Reserve embarked on a program of buying government bonds to create new money in the economy.

While the economic trends remained negative at the end of the semi-annual period, there are signs that the rate of decline was stabilizing. The jury is still out regarding future economic growth as the battle between deflation and inflation is waged. Investors continue to search for evidence that credit markets are functioning, banks are lending and the economy is growing.

While the equity markets had a strong rally in March, the S&P 500 Index returned -30.54% over the six month period. In addition, while the crisis was born in the U.S., its ramifications were global as exhibited by the MSCI EAFE's -31.11% return over the semi-annual period. The decline was indiscriminate attacking all equity asset classes and styles.

In the face of these challenging markets, your portfolio managers worked diligently against headwinds presented by the markets and the economy to build portfolios that can potentially benefit from tailwinds, which low interest rates and fiscal stimulus eventually should provide.

We urge you to meet with your financial adviser and review your portfolio regularly. We also encourage you to visit our website, www.sunamericafunds.com, for additional information.

We thank you for your investment in our funds.

Sincerely,

The SunAmerica Equity Funds Investment Professionals

John Massey                Sarah Kallok               Robin Thorn
Steve Neimeth              Soraya Benitez             Chantal Brennan
Jay Rushin                 Karen Forte
Brendan Voege              Ben Barrett
Andrew Sheridan            Mike Beaulieu
Sandra Salas               Jay Merchant
Alison Larkin              Kara Murphy

--------
Past performance is no guarantee of future results.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2009 -- (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Fund (each, a "Fund" and collectively, the "Funds") in the SunAmerica Equity Funds (the "Trust"), you may incur two types of costs:
(1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only) and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. The Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at October 1, 2008 and held until March 31, 2009.

Actual Expenses

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2009" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I and Class Z, the "Expenses Paid During the Six Months Ended March 31, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan documents for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I and Class Z the "Expenses Paid During the Six Months Ended March 31, 2009" column does not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended March 31, 2009" column does not include administrative fees that may apply to qualified retirement plan accounts. See the Funds' prospectus and/or your retirement plan document for full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended March 31, 2009" column would have been higher and the "Ending Account Value" would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (applicable to Class A shares of SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only); small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus and/or qualified retirement plan document for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2009 -- (unaudited) (continued)

                                                 Actual                                   Hypothetical
                               ------------------------------------------- -------------------------------------------
                                                                                         Ending Account
                                             Ending Account                               Value using
                                              Value Using   Expenses Paid                a Hypothetical Expenses Paid   Expense
                                 Beginning       Actual     During the Six   Beginning     5% Assumed   During the Six   Ratio
                               Account Value   Return at     Months Ended  Account Value   Return at     Months Ended    as of
                               at October 1,   March 31,      March 31,    at October 1,   March 31,      March 31,    March 31,
Fund                               2008           2009           2009          2008           2009           2009        2009*
----                           ------------- -------------- -------------- ------------- -------------- -------------- ---------
Blue Chip Growth Fund#@
  Class A.....................   $1,000.00      $743.80         $ 8.09       $1,000.00     $1,015.66        $ 9.35       1.86%
  Class B.....................   $1,000.00      $740.23         $11.84       $1,000.00     $1,011.32        $13.69       2.73%
  Class C.....................   $1,000.00      $739.37         $12.40       $1,000.00     $1,010.67        $14.34       2.86%
  Class I.....................   $1,000.00      $745.38         $ 5.79       $1,000.00     $1,018.30        $ 6.69       1.33%
Growth Opportunities Fund#@
  Class A.....................   $1,000.00      $791.73         $ 9.51       $1,000.00     $1,014.31        $10.70       2.13%
  Class B.....................   $1,000.00      $788.39         $13.29       $1,000.00     $1,010.07        $14.93       2.98%
  Class C.....................   $1,000.00      $787.82         $13.55       $1,000.00     $1,009.77        $15.23       3.04%
  Class I.....................   $1,000.00      $794.66         $ 5.86       $1,000.00     $1,018.40        $ 6.59       1.31%
New Century Fund#@
  Class A.....................   $1,000.00      $704.93         $ 7.99       $1,000.00     $1,015.56        $ 9.45       1.88%
  Class B.....................   $1,000.00      $700.75         $12.34       $1,000.00     $1,010.42        $14.59       2.91%
  Class C.....................   $1,000.00      $703.53         $ 9.00       $1,000.00     $1,014.36        $10.65       2.12%
Growth and Income Fund#@
  Class A.....................   $1,000.00      $679.25         $ 7.37       $1,000.00     $1,016.16        $ 8.85       1.76%
  Class B.....................   $1,000.00      $676.21         $10.70       $1,000.00     $1,012.17        $12.84       2.56%
  Class C.....................   $1,000.00      $676.55         $10.28       $1,000.00     $1,012.67        $12.34       2.46%
  Class I.....................   $1,000.00      $680.35         $ 5.53       $1,000.00     $1,018.35        $ 6.64       1.32%
Balanced Assets Fund#@
  Class A.....................   $1,000.00      $800.63         $ 7.81       $1,000.00     $1,016.26        $ 8.75       1.74%
  Class B.....................   $1,000.00      $798.04         $11.30       $1,000.00     $1,012.37        $12.64       2.52%
  Class C.....................   $1,000.00      $797.90         $11.03       $1,000.00     $1,012.67        $12.34       2.46%
  Class I.....................   $1,000.00      $802.34         $ 5.98       $1,000.00     $1,018.30        $ 6.69       1.33%
International Equity Fund#@
  Class A.....................   $1,000.00      $643.94         $ 7.79       $1,000.00     $1,015.46        $ 9.55       1.90%
  Class B.....................   $1,000.00      $641.71         $10.44       $1,000.00     $1,012.22        $12.79       2.55%
  Class C.....................   $1,000.00      $641.96         $10.44       $1,000.00     $1,012.22        $12.79       2.55%
  Class I.....................   $1,000.00      $644.14         $ 7.38       $1,000.00     $1,015.96        $ 9.05       1.80%
Value Fund#@
  Class A.....................   $1,000.00      $670.61         $ 6.79       $1,000.00     $1,016.80        $ 8.20       1.63%
  Class B.....................   $1,000.00      $668.65         $ 9.49       $1,000.00     $1,013.56        $11.45       2.28%
  Class C.....................   $1,000.00      $668.65         $ 9.49       $1,000.00     $1,013.56        $11.45       2.28%
  Class I.....................   $1,000.00      $670.94         $ 6.37       $1,000.00     $1,017.30        $ 7.70       1.53%
  Class Z.....................   $1,000.00      $672.06         $ 4.42       $1,000.00     $1,019.65        $ 5.34       1.06%
Disciplined Growth Fund#@
  Class A.....................   $1,000.00      $738.03         $ 6.28       $1,000.00     $1,017.70        $ 7.29       1.45%
  Class B.....................   $1,000.00      $735.24         $ 9.09       $1,000.00     $1,014.46        $10.55       2.10%
  Class C.....................   $1,000.00      $735.49         $ 9.09       $1,000.00     $1,014.46        $10.55       2.10%
International Small-Cap Fund#
  Class A.....................   $1,000.00      $677.60         $ 7.95       $1,000.00     $1,015.46        $ 9.55       1.90%
  Class B.....................   $1,000.00      $676.00         $10.66       $1,000.00     $1,012.22        $12.79       2.55%
  Class C.....................   $1,000.00      $676.00         $10.66       $1,000.00     $1,012.22        $12.79       2.55%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182 days divided by 365 days. These ratios do not reflect transaction costs, including sales charges on purchase payments, contingent deferred sales charges, redemption fees (SunAmerica International Equity Fund and SunAmerica International Small-Cap Fund only), small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus and/or qualified retirement plan document for more information.
# During the stated period, the investment advisor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2009" and the "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended March 31, 2009" and "Expense Ratios" would have been lower.
@ Through expense offset arrangements resulting from broker commission recapture, a portion of the Fund's expenses have been reduced. Had the expense reductions been applied, the Expense Example would have been as follows:

        SunAmerica Equity Funds
        EXPENSE EXAMPLE -- March 31, 2009 -- (unaudited) (continued)

                                              Actual                                   Hypothetical
                            ------------------------------------------- -------------------------------------------
                                                                                      Ending Account
                                          Ending Account                               Value using
                                           Value Using   Expenses Paid                a Hypothetical Expenses Paid   Expense
                              Beginning       Actual     During the Six   Beginning     5% Assumed   During the Six   Ratio
                            Account Value   Return at     Months Ended  Account Value   Return at     Months Ended    as of
                            at October 1,   March 31,      March 31,    at October 1,   March 31,      March 31,    March 31,
Fund                            2008           2009           2009          2008           2009           2009        2009*
----                        ------------- -------------- -------------- ------------- -------------- -------------- ---------
Blue Chip Growth Fund#
  Class A..................   $1,000.00      $743.80         $ 8.09       $1,000.00     $1,015.66        $ 9.35       1.86%
  Class B..................   $1,000.00      $740.23         $11.84       $1,000.00     $1,011.32        $13.69       2.73%
  Class C..................   $1,000.00      $739.37         $12.40       $1,000.00     $1,010.67        $14.34       2.86%
  Class I..................   $1,000.00      $745.38         $ 5.79       $1,000.00     $1,018.30        $ 6.69       1.33%
Growth Opportunities Fund#
  Class A..................   $1,000.00      $791.73         $ 9.34       $1,000.00     $1,014.51        $10.50       2.09%
  Class B..................   $1,000.00      $788.39         $13.11       $1,000.00     $1,010.27        $14.74       2.94%
  Class C..................   $1,000.00      $787.82         $13.33       $1,000.00     $1,010.02        $14.98       2.99%
  Class I..................   $1,000.00      $794.66         $ 5.68       $1,000.00     $1,018.60        $ 6.39       1.27%
New Century Fund#
  Class A..................   $1,000.00      $704.93         $ 7.82       $1,000.00     $1,015.76        $ 9.25       1.84%
  Class B..................   $1,000.00      $700.75         $12.17       $1,000.00     $1,010.62        $14.39       2.87%
  Class C..................   $1,000.00      $703.53         $ 8.83       $1,000.00     $1,014.56        $10.45       2.08%
Growth and Income Fund#
  Class A..................   $1,000.00      $679.25         $ 7.37       $1,000.00     $1,016.16        $ 8.85       1.76%
  Class B..................   $1,000.00      $676.21         $10.70       $1,000.00     $1,012.17        $12.84       2.56%
  Class C..................   $1,000.00      $676.55         $10.28       $1,000.00     $1,012.67        $12.34       2.46%
  Class I..................   $1,000.00      $680.35         $ 5.53       $1,000.00     $1,018.35        $ 6.64       1.32%
Balanced Assets Fund#
  Class A..................   $1,000.00      $800.63         $ 7.81       $1,000.00     $1,016.26        $ 8.75       1.74%
  Class B..................   $1,000.00      $798.04         $11.30       $1,000.00     $1,012.37        $12.64       2.52%
  Class C..................   $1,000.00      $797.90         $11.03       $1,000.00     $1,012.67        $12.34       2.46%
  Class I..................   $1,000.00      $802.34         $ 5.98       $1,000.00     $1,018.30        $ 6.69       1.33%
International Equity Fund#
  Class A..................   $1,000.00      $643.94         $ 7.79       $1,000.00     $1,015.46        $ 9.55       1.90%
  Class B..................   $1,000.00      $641.71         $10.44       $1,000.00     $1,012.22        $12.79       2.55%
  Class C..................   $1,000.00      $641.96         $10.44       $1,000.00     $1,012.22        $12.79       2.55%
  Class I..................   $1,000.00      $644.14         $ 7.38       $1,000.00     $1,015.96        $ 9.05       1.80%
Value Fund#
  Class A..................   $1,000.00      $670.61         $ 6.75       $1,000.00     $1,016.85        $ 8.15       1.62%
  Class B..................   $1,000.00      $668.65         $ 9.44       $1,000.00     $1,013.61        $11.40       2.27%
  Class C..................   $1,000.00      $668.65         $ 9.44       $1,000.00     $1,013.61        $11.40       2.27%
  Class I..................   $1,000.00      $670.94         $ 6.33       $1,000.00     $1,017.35        $ 7.64       1.52%
  Class Z..................   $1,000.00      $672.06         $ 4.38       $1,000.00     $1,019.70        $ 5.29       1.05%
Disciplined Growth Fund#
  Class A..................   $1,000.00      $738.03         $ 5.94       $1,000.00     $1,018.10        $ 6.89       1.37%
  Class B..................   $1,000.00      $735.24         $ 8.74       $1,000.00     $1,014.86        $10.15       2.02%
  Class C..................   $1,000.00      $735.49         $ 8.74       $1,000.00     $1,014.86        $10.15       2.02%

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2009 -- (unaudited)

                                                                              Blue Chip      Growth           New
                                                                               Growth     Opportunities     Century
                                                                                Fund          Fund           Fund
                                                                            ------------  -------------  -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........... $ 32,006,198  $  16,345,125  $  27,661,037
Short-term investment securities, at market value (unaffiliated)*..........           --             --             --
Repurchase agreements (cost approximates market value).....................    1,600,000      6,023,000        600,000
                                                                            ------------  -------------  -------------
  Total investments........................................................   33,606,198     22,368,125     28,261,037
                                                                            ------------  -------------  -------------
Cash.......................................................................          836            492        149,805
Foreign cash*..............................................................           --             --             --
Receivable for:
  Fund shares sold.........................................................      457,517          1,841            600
  Dividends and interest...................................................       31,657          5,715         38,249
  Investments sold.........................................................      229,671        869,376      2,384,734
Prepaid expenses and other assets..........................................        2,137         17,294         51,276
Due from investment adviser for expense reimbursements/fee waivers.........        6,591          9,953         18,204
                                                                            ------------  -------------  -------------
Total assets...............................................................   34,334,607     23,272,796     30,903,905
                                                                            ------------  -------------  -------------
LIABILITIES:
Payable for:
  Fund shares redeemed.....................................................       26,374          9,249         41,717
  Investments purchased....................................................       42,251      1,136,152      1,321,039
  Investment advisory and management fees..................................       20,490         13,055         18,021
  Distribution and service maintenance fees................................       13,021          9,443         10,429
  Transfer agent fees and expenses.........................................       17,493         14,712         20,120
  Trustees' fees and expenses..............................................        5,137          4,397          9,287
  Other accrued expenses...................................................       59,275         73,033         80,783
                                                                            ------------  -------------  -------------
Total liabilities..........................................................      184,041      1,260,041      1,501,396
                                                                            ------------  -------------  -------------
Net Assets................................................................. $ 34,150,566  $  22,012,755  $  29,402,509
                                                                            ============  =============  =============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.............................. $     31,689  $      22,643  $      34,420
Paid-in capital............................................................  102,604,829    234,674,031    177,773,972
                                                                            ------------  -------------  -------------
                                                                             102,636,518    234,696,674    177,808,392
Accumulated undistributed net investment income (loss).....................     (123,037)      (244,167)      (135,548)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..............................................................  (60,056,555)  (212,680,069)  (148,190,524)
Unrealized appreciation (depreciation) on investments......................   (8,306,360)       240,317        (79,811)
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --             --             --
                                                                            ------------  -------------  -------------
Net Assets................................................................. $ 34,150,566  $  22,012,755  $  29,402,509
                                                                            ============  =============  =============
*Cost
  Long-term investment securities (unaffiliated)........................... $ 40,312,558  $  16,104,808  $  27,740,848
                                                                            ============  =============  =============
  Short-term investment securities (unaffiliated).......................... $         --  $          --  $          --
                                                                            ============  =============  =============
  Foreign cash............................................................. $         --  $          --  $          --
                                                                            ============  =============  =============

                                                                             Growth and     Balanced
                                                                               Income        Assets
                                                                                Fund          Fund
                                                                            ------------  ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*........... $ 41,418,070  $ 72,812,446
Short-term investment securities, at market value (unaffiliated)*..........           --        29,370
Repurchase agreements (cost approximates market value).....................      707,000     2,643,000
                                                                            ------------  ------------
  Total investments........................................................   42,125,070    75,484,816
                                                                            ------------  ------------
Cash.......................................................................          210         3,407
Foreign cash*..............................................................           --            --
Receivable for:
  Fund shares sold.........................................................        1,897         3,558
  Dividends and interest...................................................       89,675       502,968
  Investments sold.........................................................    1,970,306     2,023,363
Prepaid expenses and other assets..........................................        2,408         8,522
Due from investment adviser for expense reimbursements/fee waivers.........        5,123         6,375
                                                                            ------------  ------------
Total assets...............................................................   44,194,689    78,033,009
                                                                            ------------  ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.....................................................       45,342        85,253
  Investments purchased....................................................      582,595       305,572
  Investment advisory and management fees..................................       26,317        48,176
  Distribution and service maintenance fees................................       19,626        29,390
  Transfer agent fees and expenses.........................................       21,608        30,518
  Trustees' fees and expenses..............................................        5,940        13,690
  Other accrued expenses...................................................       59,733        91,287
                                                                            ------------  ------------
Total liabilities..........................................................      761,161       603,886
                                                                            ------------  ------------
Net Assets................................................................. $ 43,433,528  $ 77,429,123
                                                                            ============  ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value.............................. $     53,956  $     75,819
Paid-in capital............................................................  114,422,010   181,875,161
                                                                            ------------  ------------
                                                                             114,475,966   181,950,980
Accumulated undistributed net investment income (loss).....................      294,919       (61,916)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions..............................................................  (62,984,201)  (90,965,979)
Unrealized appreciation (depreciation) on investments......................   (8,353,156)  (13,493,962)
Unrealized foreign exchange gain (loss) on other assets and liabilities....           --            --
                                                                            ------------  ------------
Net Assets................................................................. $ 43,433,528  $ 77,429,123
                                                                            ============  ============
*Cost
  Long-term investment securities (unaffiliated)........................... $ 49,771,226  $ 86,306,408
                                                                            ============  ============
  Short-term investment securities (unaffiliated).......................... $         --  $     29,370
                                                                            ============  ============
  Foreign cash............................................................. $         --  $         --
                                                                            ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2009 -- (unaudited) (continued)

                                                                                     Blue Chip     Growth         New
                                                                                      Growth    Opportunities   Century
                                                                                       Fund         Fund         Fund
                                                                                    ----------- ------------- -----------
Class A (unlimited shares authorized):
Net assets......................................................................... $27,270,037  $15,567,097  $25,674,959
Shares of beneficial interest issued and outstanding...............................   2,459,948    1,534,148    2,946,007
Net asset value and redemption price per share..................................... $     11.09  $     10.15  $      8.72
Maximum sales charge (5.75% of offering price).....................................        0.68         0.62         0.53
                                                                                    -----------  -----------  -----------
Maximum offering price to public................................................... $     11.77  $     10.77  $      9.25
                                                                                    ===========  ===========  ===========
Class B (unlimited shares authorized):
Net assets......................................................................... $ 4,643,270  $ 3,786,010  $ 2,173,124
Shares of beneficial interest issued and outstanding...............................     480,786      428,801      290,735
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      9.66  $      8.83  $      7.47
                                                                                    ===========  ===========  ===========
Class C (unlimited shares authorized):
Net assets......................................................................... $ 1,876,857  $ 2,612,319  $ 1,554,426
Shares of beneficial interest issued and outstanding...............................     196,289      296,826      205,215
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      9.56  $      8.80  $      7.57
                                                                                    ===========  ===========  ===========
Class I (unlimited shares authorized):
Net assets......................................................................... $   360,402  $    47,329  $        --
Shares of beneficial interest issued and outstanding...............................      31,887        4,546           --
Net asset value, offering and redemption price per share........................... $     11.30  $     10.41  $        --
                                                                                    ===========  ===========  ===========
Class Z (unlimited shares authorized):
Net assets......................................................................... $        --  $        --  $        --
Shares of beneficial interest issued and outstanding...............................          --           --           --
Net asset value, offering and redemption price per share........................... $        --  $        --  $        --
                                                                                    ===========  ===========  ===========

                                                                                    Growth and   Balanced
                                                                                      Income      Assets
                                                                                       Fund        Fund
                                                                                    ----------- -----------
Class A (unlimited shares authorized):
Net assets......................................................................... $29,507,483 $64,249,262
Shares of beneficial interest issued and outstanding...............................   3,591,171   6,290,641
Net asset value and redemption price per share..................................... $      8.22 $     10.21
Maximum sales charge (5.75% of offering price).....................................        0.50        0.62
                                                                                    ----------- -----------
Maximum offering price to public................................................... $      8.72 $     10.83
                                                                                    =========== ===========
Class B (unlimited shares authorized):
Net assets......................................................................... $ 4,829,874 $ 6,016,680
Shares of beneficial interest issued and outstanding...............................     624,751     589,975
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      7.73 $     10.20
                                                                                    =========== ===========
Class C (unlimited shares authorized):
Net assets......................................................................... $ 8,942,998 $ 6,766,093
Shares of beneficial interest issued and outstanding...............................   1,161,115     662,441
Net asset value, offering and redemption price per share (excluding any applicable
 contingent deferred sales charge)................................................. $      7.70 $     10.21
                                                                                    =========== ===========
Class I (unlimited shares authorized):
Net assets......................................................................... $   153,173 $   397,088
Shares of beneficial interest issued and outstanding...............................      18,571      38,857
Net asset value, offering and redemption price per share........................... $      8.25 $     10.22
                                                                                    =========== ===========
Class Z (unlimited shares authorized):
Net assets......................................................................... $        -- $        --
Shares of beneficial interest issued and outstanding...............................          --          --
Net asset value, offering and redemption price per share........................... $        -- $        --
                                                                                    =========== ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2009 -- (unaudited) (continued)

                                                                                                          International
                                                                                                             Equity
                                                                                                              Fund
                                                                                                          -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*......................................... $118,759,598
Short-term investment securities, at market value (unaffiliated)*........................................           --
Repurchase agreements (cost approximates market value)...................................................    2,876,000
                                                                                                          ------------
  Total investments......................................................................................  121,635,598
                                                                                                          ------------
Cash.....................................................................................................          540
Foreign cash*............................................................................................    1,132,448
Receivable for:
  Fund shares sold.......................................................................................       44,133
  Dividends and interest.................................................................................      893,059
  Investments sold.......................................................................................    2,151,003
Prepaid expenses and other assets........................................................................        2,246
Due from investment adviser for expense reimbursements/fee waivers.......................................        1,649
                                                                                                          ------------
Total assets.............................................................................................  125,860,676
                                                                                                          ------------
LIABILITIES:
Payable for:
  Fund shares redeemed...................................................................................       66,962
  Investments purchased..................................................................................    2,291,361
  Investment advisory and management fees................................................................      101,487
  Distribution and service maintenance fees..............................................................       51,397
  Transfer agent fees and expenses.......................................................................       35,976
  Trustees' fees and expenses............................................................................        5,235
  Other accrued expenses.................................................................................      140,029
                                                                                                          ------------
Total liabilities........................................................................................    2,692,447
                                                                                                          ------------
Net Assets............................................................................................... $123,168,229
                                                                                                          ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................................................ $    161,070
Paid-in capital..........................................................................................  210,149,723
                                                                                                          ------------
                                                                                                           210,310,793
Accumulated undistributed net investment income (loss)...................................................     (921,334)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions................................................  (78,054,854)
Unrealized appreciation (depreciation) on investments....................................................   (8,147,350)
Unrealized foreign exchange gain (loss) on other assets and liabilities..................................      (19,026)
                                                                                                          ------------
Net Assets............................................................................................... $123,168,229
                                                                                                          ============
*Cost
  Long-term investment securities (unaffiliated)......................................................... $126,906,948
                                                                                                          ============
  Short-term investment securities (unaffiliated)........................................................ $         --
                                                                                                          ============
  Foreign cash........................................................................................... $  1,137,549
                                                                                                          ============

                                                                                                              Value
                                                                                                              Fund
                                                                                                          ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*......................................... $ 73,934,153
Short-term investment securities, at market value (unaffiliated)*........................................           --
Repurchase agreements (cost approximates market value)...................................................    2,362,000
                                                                                                          ------------
  Total investments......................................................................................   76,296,153
                                                                                                          ------------
Cash.....................................................................................................          664
Foreign cash*............................................................................................           --
Receivable for:
  Fund shares sold.......................................................................................        2,388
  Dividends and interest.................................................................................      249,527
  Investments sold.......................................................................................    4,090,980
Prepaid expenses and other assets........................................................................       11,196
Due from investment adviser for expense reimbursements/fee waivers.......................................       22,350
                                                                                                          ------------
Total assets.............................................................................................   80,673,258
                                                                                                          ------------
LIABILITIES:
Payable for:
  Fund shares redeemed...................................................................................      848,789
  Investments purchased..................................................................................           --
  Investment advisory and management fees................................................................       64,950
  Distribution and service maintenance fees..............................................................       28,622
  Transfer agent fees and expenses.......................................................................       33,261
  Trustees' fees and expenses............................................................................        5,809
  Other accrued expenses.................................................................................       68,916
                                                                                                          ------------
Total liabilities........................................................................................    1,050,347
                                                                                                          ------------
Net Assets............................................................................................... $ 79,622,911
                                                                                                          ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................................................ $     96,022
Paid-in capital..........................................................................................  154,165,914
                                                                                                          ------------
                                                                                                           154,261,936
Accumulated undistributed net investment income (loss)...................................................      307,818
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions................................................  (56,749,471)
Unrealized appreciation (depreciation) on investments....................................................  (18,197,372)
Unrealized foreign exchange gain (loss) on other assets and liabilities..................................           --
                                                                                                          ------------
Net Assets............................................................................................... $ 79,622,911
                                                                                                          ============
*Cost
  Long-term investment securities (unaffiliated)......................................................... $ 92,131,525
                                                                                                          ============
  Short-term investment securities (unaffiliated)........................................................ $         --
                                                                                                          ============
  Foreign cash........................................................................................... $         --
                                                                                                          ============

                                                                                                           Disciplined
                                                                                                             Growth
                                                                                                              Fund
                                                                                                          ------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*......................................... $ 22,094,937
Short-term investment securities, at market value (unaffiliated)*........................................           --
Repurchase agreements (cost approximates market value)...................................................      248,000
                                                                                                          ------------
  Total investments......................................................................................   22,342,937
                                                                                                          ------------
Cash.....................................................................................................          983
Foreign cash*............................................................................................       50,460
Receivable for:
  Fund shares sold.......................................................................................        5,183
  Dividends and interest.................................................................................       29,201
  Investments sold.......................................................................................      237,500
Prepaid expenses and other assets........................................................................       36,106
Due from investment adviser for expense reimbursements/fee waivers.......................................       15,305
                                                                                                          ------------
Total assets.............................................................................................   22,717,675
                                                                                                          ------------
LIABILITIES:
Payable for:
  Fund shares redeemed...................................................................................       71,125
  Investments purchased..................................................................................           --
  Investment advisory and management fees................................................................       15,835
  Distribution and service maintenance fees..............................................................       12,078
  Transfer agent fees and expenses.......................................................................        8,131
  Trustees' fees and expenses............................................................................        2,211
  Other accrued expenses.................................................................................       37,985
                                                                                                          ------------
Total liabilities........................................................................................      147,365
                                                                                                          ------------
Net Assets............................................................................................... $ 22,570,310
                                                                                                          ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................................................ $     28,360
Paid-in capital..........................................................................................   68,461,084
                                                                                                          ------------
                                                                                                            68,489,444
Accumulated undistributed net investment income (loss)...................................................       (7,519)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions................................................  (44,367,511)
Unrealized appreciation (depreciation) on investments....................................................   (1,541,319)
Unrealized foreign exchange gain (loss) on other assets and liabilities..................................       (2,785)
                                                                                                          ------------
Net Assets............................................................................................... $ 22,570,310
                                                                                                          ============
*Cost
  Long-term investment securities (unaffiliated)......................................................... $ 23,636,256
                                                                                                          ============
  Short-term investment securities (unaffiliated)........................................................ $         --
                                                                                                          ============
  Foreign cash........................................................................................... $     53,266
                                                                                                          ============

                                                                                                          International
                                                                                                            Small-Cap
                                                                                                              Fund
                                                                                                          -------------
ASSETS:
Long-term investment securities, at market value (unaffiliated)*......................................... $ 46,602,107
Short-term investment securities, at market value (unaffiliated)*........................................    2,934,000
Repurchase agreements (cost approximates market value)...................................................           --
                                                                                                          ------------
  Total investments......................................................................................   49,536,107
                                                                                                          ------------
Cash.....................................................................................................          656
Foreign cash*............................................................................................      180,255
Receivable for:
  Fund shares sold.......................................................................................        1,149
  Dividends and interest.................................................................................      207,335
  Investments sold.......................................................................................      357,655
Prepaid expenses and other assets........................................................................          125
Due from investment adviser for expense reimbursements/fee waivers.......................................       18,228
                                                                                                          ------------
Total assets.............................................................................................   50,301,510
                                                                                                          ------------
LIABILITIES:
Payable for:
  Fund shares redeemed...................................................................................        1,758
  Investments purchased..................................................................................      420,748
  Investment advisory and management fees................................................................       47,774
  Distribution and service maintenance fees..............................................................       15,271
  Transfer agent fees and expenses.......................................................................        9,639
  Trustees' fees and expenses............................................................................           --
  Other accrued expenses.................................................................................       61,728
                                                                                                          ------------
Total liabilities........................................................................................      556,918
                                                                                                          ------------
Net Assets............................................................................................... $ 49,744,592
                                                                                                          ============
NET ASSETS REPRESENTED BY:
Shares of beneficial interest, $.01 par value............................................................ $     88,028
Paid-in capital..........................................................................................   68,940,900
                                                                                                          ------------
                                                                                                            69,028,928
Accumulated undistributed net investment income (loss)...................................................      (11,244)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, and foreign exchange transactions................................................  (13,841,318)
Unrealized appreciation (depreciation) on investments....................................................   (5,429,164)
Unrealized foreign exchange gain (loss) on other assets and liabilities..................................       (2,610)
                                                                                                          ------------
Net Assets............................................................................................... $ 49,744,592
                                                                                                          ============
*Cost
  Long-term investment securities (unaffiliated)......................................................... $ 52,031,271
                                                                                                          ============
  Short-term investment securities (unaffiliated)........................................................ $  2,934,000
                                                                                                          ============
  Foreign cash........................................................................................... $    179,945
                                                                                                          ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF ASSETS AND LIABILITIES -- March 31, 2009 -- (unaudited) (continued)

                                                                                                        International
                                                                                                           Equity        Value
                                                                                                            Fund         Fund
                                                                                                        ------------- -----------
Class A (unlimited shares authorized):
Net assets.............................................................................................  $90,175,718  $42,776,016
Shares of beneficial interest issued and outstanding...................................................   11,575,982    5,127,978
Net asset value and redemption price per share.........................................................  $      7.79  $      8.34
Maximum sales charge (5.75% of offering price).........................................................         0.48         0.51
                                                                                                         -----------  -----------
Maximum offering price to public.......................................................................  $      8.27  $      8.85
                                                                                                         ===========  ===========
Class B (unlimited shares authorized):
Net assets.............................................................................................  $10,451,179  $11,543,658
Shares of beneficial interest issued and outstanding...................................................    1,445,076    1,472,755
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge).........................................................................................  $      7.23  $      7.84
                                                                                                         ===========  ===========
Class C (unlimited shares authorized):
Net assets.............................................................................................  $19,342,591  $ 8,284,899
Shares of beneficial interest issued and outstanding...................................................    2,678,208    1,057,373
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge).........................................................................................  $      7.22  $      7.84
                                                                                                         ===========  ===========
Class I (unlimited shares authorized):
Net assets.............................................................................................  $ 3,198,741  $    14,080
Shares of beneficial interest issued and outstanding...................................................      407,768        1,692
Net asset value, offering and redemption price per share...............................................  $      7.84  $      8.32
                                                                                                         ===========  ===========
Class Z (unlimited shares authorized):
Net assets.............................................................................................  $        --  $17,004,258
Shares of beneficial interest issued and outstanding...................................................           --    1,942,413
Net asset value, offering and redemption price per share...............................................  $        --  $      8.75
                                                                                                         ===========  ===========

                                                                                                        Disciplined International
                                                                                                          Growth      Small-Cap
                                                                                                           Fund         Fund
                                                                                                        ----------- -------------
Class A (unlimited shares authorized):
Net assets............................................................................................. $12,276,891  $48,478,438
Shares of beneficial interest issued and outstanding...................................................   1,503,497    8,574,657
Net asset value and redemption price per share......................................................... $      8.17  $      5.65
Maximum sales charge (5.75% of offering price).........................................................        0.50         0.34
                                                                                                        -----------  -----------
Maximum offering price to public....................................................................... $      8.67  $      5.99
                                                                                                        ===========  ===========
Class B (unlimited shares authorized):
Net assets............................................................................................. $ 1,721,413  $   261,695
Shares of beneficial interest issued and outstanding...................................................     223,044       47,133
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)......................................................................................... $      7.72  $      5.55
                                                                                                        ===========  ===========
Class C (unlimited shares authorized):
Net assets............................................................................................. $ 8,572,006  $ 1,004,459
Shares of beneficial interest issued and outstanding...................................................   1,109,413      180,960
Net asset value, offering and redemption price per share (excluding any applicable contingent deferred
 sales charge)......................................................................................... $      7.73  $      5.55
                                                                                                        ===========  ===========
Class I (unlimited shares authorized):
Net assets............................................................................................. $        --  $        --
Shares of beneficial interest issued and outstanding...................................................          --           --
Net asset value, offering and redemption price per share............................................... $        --  $        --
                                                                                                        ===========  ===========
Class Z (unlimited shares authorized):
Net assets............................................................................................. $        --  $        --
Shares of beneficial interest issued and outstanding...................................................          --           --
Net asset value, offering and redemption price per share............................................... $        --  $        --
                                                                                                        ===========  ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2009 -- (unaudited)

                                                                                     Blue Chip      Growth          New
                                                                                      Growth     Opportunities    Century
                                                                                       Fund          Fund          Fund
                                                                                   ------------  ------------- ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)........................................................ $    269,032   $    57,736  $    235,387
  Interest (unaffiliated).........................................................          231         1,456         2,960
                                                                                   ------------   -----------  ------------
   Total investment income*.......................................................      269,263        59,192       238,347
                                                                                   ------------   -----------  ------------
EXPENSES:
  Investment advisory and management fees.........................................      134,217        88,933       126,929
  Distribution and service maintenance fees
   Class A........................................................................       49,031        28,672        51,507
   Class B........................................................................       26,297        22,808        13,355
   Class C........................................................................       10,644        13,576         8,720
  Service fees Class I............................................................          481            68            --
  Transfer agent fees and expenses
   Class A........................................................................       46,696        31,807        51,567
   Class B........................................................................       10,959        11,224         6,015
   Class C........................................................................        4,201         6,086         3,647
   Class I........................................................................          781           152            --
  Registration fees
   Class A........................................................................        7,653         7,156         8,530
   Class B........................................................................        5,149         5,322         4,920
   Class C........................................................................        4,764         4,700         4,816
   Class I........................................................................        5,748         4,693            --
   Class Z........................................................................           --            --            --
  Custodian and accounting fees...................................................       19,826        26,980        17,361
  Reports to shareholders.........................................................       15,175        16,744        30,301
  Audit and tax fees..............................................................       18,322        18,322        18,310
  Legal fees......................................................................        7,428         6,918         7,915
  Trustees' fees and expenses.....................................................        2,907         1,957         3,315
  Interest expense................................................................           --           256            --
  Other expenses..................................................................        8,568         7,972         8,512
                                                                                   ------------   -----------  ------------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly.........................      378,847       304,346       365,720
   Net (fees waived and expenses reimbursed)/recouped by investment adviser
    (Note 4)......................................................................      (14,066)      (20,229)      (31,968)
   Custody credits earned on cash balances........................................           (1)          (58)          (19)
   Fees paid indirectly (Note 5)..................................................         (221)       (5,229)       (7,275)
                                                                                   ------------   -----------  ------------
   Net expenses...................................................................      364,559       278,830       326,458
                                                                                   ------------   -----------  ------------
  Net investment income (loss)....................................................      (95,296)     (219,638)      (88,111)
                                                                                   ------------   -----------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............................   (6,621,392)   (8,330,100)  (15,396,477)
Net realized foreign exchange gain (loss) on other assets and liabilities.........           --            --            --
Net realized gain (loss) on disposal of investments in violation of investments
 restrictions (Note 4)............................................................           --            --            --
                                                                                   ------------   -----------  ------------
Net realized gain (loss) on investments and foreign currencies....................   (6,621,392)   (8,330,100)  (15,396,477)
                                                                                   ------------   -----------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....   (6,068,390)    1,829,162     1,484,808
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.           --            --            --
                                                                                   ------------   -----------  ------------
Net unrealized gain (loss) on investments and foreign currencies..................   (6,068,390)    1,829,162     1,484,808
                                                                                   ------------   -----------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.....  (12,689,782)   (6,500,938)  (13,911,669)
                                                                                   ------------   -----------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................... $(12,785,078)  $(6,720,576) $(13,999,780)
                                                                                   ============   ===========  ============
--------
*Net of foreign withholding taxes on interest and dividends of.................... $      1,361   $        --  $      1,308
                                                                                   ============   ===========  ============

                                                                                    Growth and     Balanced
                                                                                      Income        Assets
                                                                                       Fund          Fund
                                                                                   ------------  ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)........................................................ $    834,510  $    678,360
  Interest (unaffiliated).........................................................          228     1,184,063
                                                                                   ------------  ------------
   Total investment income*.......................................................      834,738     1,862,423
                                                                                   ------------  ------------
EXPENSES:
  Investment advisory and management fees.........................................      188,354       323,556
  Distribution and service maintenance fees
   Class A........................................................................       58,613       124,859
   Class B........................................................................       31,611        34,943
   Class C........................................................................       51,184        37,571
  Service fees Class I............................................................          219           538
  Transfer agent fees and expenses
   Class A........................................................................       52,791       111,854
   Class B........................................................................       12,422        12,594
   Class C........................................................................       16,002        10,973
   Class I........................................................................          136           597
  Registration fees
   Class A........................................................................        7,558         8,900
   Class B........................................................................        5,131         5,104
   Class C........................................................................        5,504         5,038
   Class I........................................................................        4,577         4,571
   Class Z........................................................................           --            --
  Custodian and accounting fees...................................................       20,522        59,287
  Reports to shareholders.........................................................       19,481        27,517
  Audit and tax fees..............................................................       18,334        19,796
  Legal fees......................................................................        8,069         8,183
  Trustees' fees and expenses.....................................................        4,202         6,535
  Interest expense................................................................           --            45
  Other expenses..................................................................        8,376        12,014
                                                                                   ------------  ------------
   Total expenses before fee waivers, expense reimbursements, expense
    recoupments, custody credits and fees paid indirectly.........................      513,086       814,475
   Net (fees waived and expenses reimbursed)/recouped by investment adviser
    (Note 4)......................................................................      (10,785)      (11,838)
   Custody credits earned on cash balances........................................           --            (1)
   Fees paid indirectly (Note 5)..................................................         (702)       (1,492)
                                                                                   ------------  ------------
   Net expenses...................................................................      501,599       801,144
                                                                                   ------------  ------------
  Net investment income (loss)....................................................      333,139     1,061,279
                                                                                   ------------  ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN
 CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)............................  (22,497,009)  (16,624,085)
Net realized foreign exchange gain (loss) on other assets and liabilities.........           --            --
Net realized gain (loss) on disposal of investments in violation of investments
 restrictions (Note 4)............................................................           --            --
                                                                                   ------------  ------------
Net realized gain (loss) on investments and foreign currencies....................  (22,497,009)  (16,624,085)
                                                                                   ------------  ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)....     (939,591)   (6,329,734)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.           --            --
                                                                                   ------------  ------------
Net unrealized gain (loss) on investments and foreign currencies..................     (939,591)   (6,329,734)
                                                                                   ------------  ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.....  (23,436,600)  (22,953,819)
                                                                                   ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS................... $(23,103,461) $(21,892,540)
                                                                                   ============  ============
--------
*Net of foreign withholding taxes on interest and dividends of.................... $        950  $        578
                                                                                   ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF OPERATIONS -- For the period ended March 31, 2009 -- (unaudited) (continued)

                                                                                                       International
                                                                                                          Equity
                                                                                                           Fund
                                                                                                       -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................ $  1,131,009
  Interest (unaffiliated).............................................................................          259
                                                                                                       ------------
   Total investment income*...........................................................................    1,131,268
                                                                                                       ------------
EXPENSES:
  Investment advisory and management fees.............................................................      427,261
  Distribution and service maintenance fees
   Class A............................................................................................      103,723
   Class B............................................................................................       42,098
   Class C............................................................................................       71,480
  Service fees Class I................................................................................        4,333
  Transfer agent fees and expenses
   Class A............................................................................................       81,484
   Class B............................................................................................       17,567
   Class C............................................................................................       24,316
   Class I............................................................................................        4,452
  Registration fees
   Class A............................................................................................        8,088
   Class B............................................................................................        5,096
   Class C............................................................................................        5,090
   Class I............................................................................................        5,208
   Class Z............................................................................................           --
  Custodian and accounting fees.......................................................................       67,382
  Reports to shareholders.............................................................................       16,724
  Audit and tax fees..................................................................................       22,502
  Legal fees..........................................................................................        7,680
  Trustees' fees and expenses.........................................................................        4,592
  Interest expense....................................................................................          106
  Other expenses......................................................................................       10,594
                                                                                                       ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody
    credits and fees paid indirectly..................................................................      929,776
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................      (45,870)
   Custody credits earned on cash balances............................................................          (18)
   Fees paid indirectly (Note 5)......................................................................         (626)
                                                                                                       ------------
   Net expenses.......................................................................................      883,262
                                                                                                       ------------
  Net investment income (loss)........................................................................      248,006
                                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................  (72,714,473)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................      (66,328)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).           --
                                                                                                       ------------
Net realized gain (loss) on investments and foreign currencies........................................  (72,780,801)
                                                                                                       ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................   34,363,287
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................       (1,866)
                                                                                                       ------------
Net unrealized gain (loss) on investments and foreign currencies......................................   34,361,421
                                                                                                       ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................  (38,419,380)
                                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................... $(38,171,374)
                                                                                                       ============
--------
*Net of foreign withholding taxes on interest and dividends of........................................ $    108,707
                                                                                                       ============

                                                                                                           Value
                                                                                                           Fund
                                                                                                       ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................ $  1,875,147
  Interest (unaffiliated).............................................................................          512
                                                                                                       ------------
   Total investment income*...........................................................................    1,875,659
                                                                                                       ------------
EXPENSES:
  Investment advisory and management fees.............................................................      489,529
  Distribution and service maintenance fees
   Class A............................................................................................       94,402
   Class B............................................................................................       73,223
   Class C............................................................................................       50,024
  Service fees Class I................................................................................           22
  Transfer agent fees and expenses
   Class A............................................................................................       75,675
   Class B............................................................................................       22,976
   Class C............................................................................................       14,381
   Class I............................................................................................           20
  Registration fees
   Class A............................................................................................        8,491
   Class B............................................................................................        5,632
   Class C............................................................................................        5,102
   Class I............................................................................................        7,230
   Class Z............................................................................................        3,091
  Custodian and accounting fees.......................................................................       27,884
  Reports to shareholders.............................................................................       22,220
  Audit and tax fees..................................................................................       18,340
  Legal fees..........................................................................................        8,236
  Trustees' fees and expenses.........................................................................        7,541
  Interest expense....................................................................................           --
  Other expenses......................................................................................        9,414
                                                                                                       ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody
    credits and fees paid indirectly..................................................................      943,433
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................     (120,391)
   Custody credits earned on cash balances............................................................           --
   Fees paid indirectly (Note 5)......................................................................       (6,903)
                                                                                                       ------------
   Net expenses.......................................................................................      816,139
                                                                                                       ------------
  Net investment income (loss)........................................................................    1,059,520
                                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................  (37,404,135)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................           --
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).           --
                                                                                                       ------------
Net realized gain (loss) on investments and foreign currencies........................................  (37,404,135)
                                                                                                       ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................   (9,042,208)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................           --
                                                                                                       ------------
Net unrealized gain (loss) on investments and foreign currencies......................................   (9,042,208)
                                                                                                       ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................  (46,446,343)
                                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................... $(45,386,823)
                                                                                                       ============
--------
*Net of foreign withholding taxes on interest and dividends of........................................ $      1,200
                                                                                                       ============

                                                                                                        Disciplined
                                                                                                          Growth
                                                                                                           Fund
                                                                                                       ------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................ $    225,024
  Interest (unaffiliated).............................................................................          899
                                                                                                       ------------
   Total investment income*...........................................................................      225,923
                                                                                                       ------------
EXPENSES:
  Investment advisory and management fees.............................................................      112,701
  Distribution and service maintenance fees
   Class A............................................................................................       23,851
   Class B............................................................................................       12,035
   Class C............................................................................................       52,411
  Service fees Class I................................................................................           --
  Transfer agent fees and expenses
   Class A............................................................................................       18,218
   Class B............................................................................................        4,154
   Class C............................................................................................       14,030
   Class I............................................................................................           --
  Registration fees
   Class A............................................................................................        7,700
   Class B............................................................................................        4,852
   Class C............................................................................................        6,331
   Class I............................................................................................           --
   Class Z............................................................................................           --
  Custodian and accounting fees.......................................................................       20,822
  Reports to shareholders.............................................................................        5,752
  Audit and tax fees..................................................................................       18,370
  Legal fees..........................................................................................        6,680
  Trustees' fees and expenses.........................................................................        2,497
  Interest expense....................................................................................           16
  Other expenses......................................................................................        7,968
                                                                                                       ------------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody
    credits and fees paid indirectly..................................................................      318,388
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................      (84,240)
   Custody credits earned on cash balances............................................................           (3)
   Fees paid indirectly (Note 5)......................................................................      (10,707)
                                                                                                       ------------
   Net expenses.......................................................................................      223,438
                                                                                                       ------------
  Net investment income (loss)........................................................................        2,485
                                                                                                       ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................  (10,553,687)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................           --
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).           --
                                                                                                       ------------
Net realized gain (loss) on investments and foreign currencies........................................  (10,553,687)
                                                                                                       ------------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................      284,896
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................       (3,701)
                                                                                                       ------------
Net unrealized gain (loss) on investments and foreign currencies......................................      281,195
                                                                                                       ------------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................  (10,272,492)
                                                                                                       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS....................................... $(10,270,007)
                                                                                                       ============
--------
*Net of foreign withholding taxes on interest and dividends of........................................ $        638
                                                                                                       ============

                                                                                                       International
                                                                                                         Small-Cap
                                                                                                           Fund
                                                                                                       -------------
INVESTMENT INCOME:
  Dividends (unaffiliated)............................................................................  $   452,079
  Interest (unaffiliated).............................................................................        2,043
                                                                                                        -----------
   Total investment income*...........................................................................      454,122
                                                                                                        -----------
EXPENSES:
  Investment advisory and management fees.............................................................      269,555
  Distribution and service maintenance fees
   Class A............................................................................................       78,901
   Class B............................................................................................        1,952
   Class C............................................................................................        7,012
  Service fees Class I................................................................................           --
  Transfer agent fees and expenses
   Class A............................................................................................       52,183
   Class B............................................................................................        1,421
   Class C............................................................................................        2,888
   Class I............................................................................................           --
  Registration fees
   Class A............................................................................................        6,108
   Class B............................................................................................        5,693
   Class C............................................................................................        5,786
   Class I............................................................................................           --
   Class Z............................................................................................           --
  Custodian and accounting fees.......................................................................       77,111
  Reports to shareholders.............................................................................        1,730
  Audit and tax fees..................................................................................       23,194
  Legal fees..........................................................................................        6,692
  Trustees' fees and expenses.........................................................................        2,637
  Interest expense....................................................................................           69
  Other expenses......................................................................................        7,537
                                                                                                        -----------
   Total expenses before fee waivers, expense reimbursements, expense recoupments, custody
    credits and fees paid indirectly..................................................................      550,469
   Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 4)..................      (99,235)
   Custody credits earned on cash balances............................................................          (56)
   Fees paid indirectly (Note 5)......................................................................           --
                                                                                                        -----------
   Net expenses.......................................................................................      451,178
                                                                                                        -----------
  Net investment income (loss)........................................................................        2,944
                                                                                                        -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)................................................   (9,400,503)
Net realized foreign exchange gain (loss) on other assets and liabilities.............................       32,527
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 4).        4,099
                                                                                                        -----------
Net realized gain (loss) on investments and foreign currencies........................................   (9,363,877)
                                                                                                        -----------
Change in unrealized appreciation (depreciation) on investments (unaffiliated)........................       91,662
Change in unrealized foreign exchange gain (loss) on other assets and liabilities.....................        5,163
                                                                                                        -----------
Net unrealized gain (loss) on investments and foreign currencies......................................       96,825
                                                                                                        -----------
Net realized and unrealized gain (loss) on investments and foreign currencies.........................   (9,267,052)
                                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.......................................  $(9,264,108)
                                                                                                        ===========
--------
*Net of foreign withholding taxes on interest and dividends of........................................  $    25,250
                                                                                                        ===========

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS

                                                                    Blue Chip Growth Fund     Growth Opportunities Fund
                                                                 --------------------------  --------------------------
                                                                    For the                     For the
                                                                  six months                  six months
                                                                     ended     For the year      ended     For the year
                                                                   March 31,       ended       March 31,       ended
                                                                     2009      September 30,     2009      September 30,
                                                                  (unaudited)      2008       (unaudited)      2008
                                                                 ------------  ------------- ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................................. $    (95,296) $   (527,166) $   (219,638) $   (451,258)
  Net realized gain (loss) on investments and foreign
   currencies...................................................   (6,621,392)      308,653    (8,330,100)  (16,211,550)
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................   (6,068,390)  (13,548,306)    1,829,162    (2,017,924)
                                                                 ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations.  (12,785,078)  (13,766,819)   (6,720,576)  (18,680,732)
                                                                 ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)...............................           --            --            --            --
  Net investment income (Class B)...............................           --            --            --            --
  Net investment income (Class C)...............................           --            --            --            --
  Net investment income (Class I)...............................           --            --            --            --
  Net investment income (Class Z)...............................           --            --            --            --
  Net realized gain on securities (Class A).....................           --            --            --            --
  Net realized gain on securities (Class B).....................           --            --            --            --
  Net realized gain on securities (Class C).....................           --            --            --            --
  Net realized gain on securities (Class I).....................           --            --            --            --
  Net realized gain on securities (Class Z).....................           --            --            --            --
  Return of capital (Class A)...................................           --            --            --            --
  Return of capital (Class B)...................................           --            --            --            --
  Return of capital (Class C)...................................           --            --            --            --
  Return of capital (Class I)...................................           --            --            --            --
  Return of capital (Class Z)...................................           --            --            --            --
                                                                 ------------  ------------  ------------  ------------
Total distributions to shareholders.............................           --            --            --            --
                                                                 ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 8)....................................   (2,978,508)   (7,226,436)   (3,435,759)  (12,400,973)
                                                                 ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.........................  (15,763,586)  (20,993,255)  (10,156,335)  (31,081,705)

NET ASSETS:
Beginning of period.............................................   49,914,152    70,907,407    32,169,090    63,250,795
                                                                 ------------  ------------  ------------  ------------
End of period+.................................................. $ 34,150,566  $ 49,914,152  $ 22,012,755  $ 32,169,090
                                                                 ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)......................................................... $   (123,037) $    (27,741) $   (244,167) $    (24,529)
                                                                 ============  ============  ============  ============

                                                                      New Century Fund
                                                                 --------------------------
                                                                    For the
                                                                  six months
                                                                     ended     For the year
                                                                   March 31,       ended
                                                                     2009      September 30,
                                                                  (unaudited)      2008
                                                                 ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................................. $    (88,111) $   (595,876)
  Net realized gain (loss) on investments and foreign
   currencies...................................................  (15,396,477)  (38,250,023)
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................    1,484,808    (2,122,695)
                                                                 ------------  ------------
Net increase (decrease) in net assets resulting from operations.  (13,999,780)  (40,968,594)
                                                                 ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)...............................           --            --
  Net investment income (Class B)...............................           --            --
  Net investment income (Class C)...............................           --            --
  Net investment income (Class I)...............................
  Net investment income (Class Z)...............................           --            --
  Net realized gain on securities (Class A).....................           --            --
  Net realized gain on securities (Class B).....................           --            --
  Net realized gain on securities (Class C).....................           --            --
  Net realized gain on securities (Class I).....................           --            --
  Net realized gain on securities (Class Z).....................           --            --
  Return of capital (Class A)...................................           --            --
  Return of capital (Class B)...................................           --            --
  Return of capital (Class C)...................................           --            --
  Return of capital (Class I)...................................           --            --
  Return of capital (Class Z)...................................           --            --
                                                                 ------------  ------------
Total distributions to shareholders.............................           --            --
                                                                 ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 8)....................................   (4,412,421)  (16,250,879)
                                                                 ------------  ------------
Total increase (decrease) in net assets.........................  (18,412,201)  (57,219,473)

NET ASSETS:
Beginning of period.............................................   47,814,710   105,034,183
                                                                 ------------  ------------
End of period+.................................................. $ 29,402,509  $ 47,814,710
                                                                 ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)......................................................... $   (135,548) $    (47,437)
                                                                 ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                Growth and Income Fund       Balanced Assets Fund
                                                              --------------------------  --------------------------
                                                                 For the                     For the
                                                               six months                  six months
                                                                  ended     For the year      ended     For the year
                                                                March 31,       ended       March 31,       ended
                                                                  2009      September 30,     2009      September 30,
                                                               (unaudited)      2008       (unaudited)      2008
                                                              ------------  ------------- ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............................... $    333,139  $    687,508  $  1,061,279  $  2,138,408
  Net realized gain (loss) on investments and foreign
   currencies................................................  (22,497,009)   (6,333,715)  (16,624,085)   (5,243,552)
  Net unrealized gain (loss) on investments and foreign
   currencies................................................     (939,591)  (17,055,222)   (6,329,734)  (20,166,764)
                                                              ------------  ------------  ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations................................................  (23,103,461)  (22,701,429)  (21,892,540)  (23,271,908)
                                                              ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)............................     (575,896)     (240,971)   (1,168,769)   (1,944,922)
  Net investment income (Class B)............................      (27,943)           --       (89,224)     (127,852)
  Net investment income (Class C)............................      (79,919)           --       (98,894)     (126,190)
  Net investment income (Class I)............................       (3,747)       (1,451)       (7,865)      (12,607)
  Net investment income (Class Z)............................           --            --            --            --
  Net realized gain on securities (Class A)..................           --            --            --            --
  Net realized gain on securities (Class B)..................           --            --            --            --
  Net realized gain on securities (Class C)..................           --            --            --            --
  Net realized gain on securities (Class I)..................           --            --            --            --
  Net realized gain on securities (Class Z)..................           --            --            --            --
  Return of capital (Class A)................................           --            --            --            --
  Return of capital (Class B)................................           --            --            --            --
  Return of capital (Class C)................................           --            --            --            --
  Return of capital (Class I)................................           --            --            --            --
  Return of capital (Class Z)................................           --            --            --            --
                                                              ------------  ------------  ------------  ------------
Total distributions to shareholders..........................     (687,505)     (242,422)   (1,364,752)   (2,211,571)
                                                              ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 8).................................   (5,601,548)  (14,928,379)   (9,980,390)  (17,362,771)
                                                              ------------  ------------  ------------  ------------
Total increase (decrease) in net assets......................  (29,392,514)  (37,872,230)  (33,237,682)  (42,846,250)

NET ASSETS:
Beginning of period..........................................   72,826,042   110,698,272   110,666,805   153,513,055
                                                              ------------  ------------  ------------  ------------
End of period+............................................... $ 43,433,528  $ 72,826,042  $ 77,429,123  $110,666,805
                                                              ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)...................................................... $    294,919  $    649,285  $    (61,916) $    241,557
                                                              ============  ============  ============  ============

                                                               International Equity Fund
                                                              --------------------------
                                                                 For the
                                                               six months
                                                                  ended     For the year
                                                                March 31,       ended
                                                                  2009      September 30,
                                                               (unaudited)      2008
                                                              ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss)............................... $    248,006  $    842,037
  Net realized gain (loss) on investments and foreign
   currencies................................................  (72,780,801)   (1,416,225)
  Net unrealized gain (loss) on investments and foreign
   currencies................................................   34,361,421   (37,537,424)
                                                              ------------  ------------
  Net increase (decrease) in net assets resulting from
   operations................................................  (38,171,374)  (38,111,612)
                                                              ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)............................     (807,105)           --
  Net investment income (Class B)............................      (89,507)           --
  Net investment income (Class C)............................     (130,346)           --
  Net investment income (Class I)............................     (111,265)           --
  Net investment income (Class Z)............................           --            --
  Net realized gain on securities (Class A)..................           --    (6,405,167)
  Net realized gain on securities (Class B)..................           --    (1,777,695)
  Net realized gain on securities (Class C)..................           --    (2,438,019)
  Net realized gain on securities (Class I)..................           --      (706,303)
  Net realized gain on securities (Class Z)..................           --            --
  Return of capital (Class A)................................           --            --
  Return of capital (Class B)................................           --            --
  Return of capital (Class C)................................           --            --
  Return of capital (Class I)................................           --            --
  Return of capital (Class Z)................................           --            --
                                                              ------------  ------------
Total distributions to shareholders..........................   (1,138,223)  (11,327,184)
                                                              ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 8).................................   87,630,308    (6,309,775)
                                                              ------------  ------------
Total increase (decrease) in net assets......................   48,320,711   (55,748,571)

NET ASSETS:
Beginning of period..........................................   74,847,518   130,596,089
                                                              ------------  ------------
End of period+............................................... $123,168,229  $ 74,847,518
                                                              ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)...................................................... $   (921,334) $    (31,117)
                                                              ============  ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        STATEMENT OF CHANGES IN NET ASSETS -- (continued)

                                                                         Value Fund            Disciplined Growth Fund
                                                                 --------------------------  --------------------------
                                                                    For the                     For the
                                                                  six months                  six months
                                                                     ended     For the year      ended     For the year
                                                                   March 31,       ended       March 31,       ended
                                                                     2009      September 30,     2009      September 30,
                                                                  (unaudited)      2008       (unaudited)      2008
                                                                 ------------  ------------- ------------  -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................................. $  1,059,520  $  2,112,685  $      2,485  $   (366,302)
  Net realized gain (loss) on investments and foreign
   currencies...................................................  (37,404,135)  (15,674,539)  (10,553,687)  (15,011,506)
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................   (9,042,208)  (30,590,663)      281,195   (10,521,074)
                                                                 ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations.  (45,386,823)  (44,152,517)  (10,270,007)  (25,898,882)
                                                                 ------------  ------------  ------------  ------------

Distributions to shareholders from:
  Net investment income (Class A)...............................   (1,308,678)   (1,348,358)           --            --
  Net investment income (Class B)...............................     (236,161)     (210,886)           --            --
  Net investment income (Class C)...............................     (158,369)     (136,301)           --            --
  Net investment income (Class I)...............................         (478)         (425)           --            --
  Net investment income (Class Z)...............................     (588,253)     (468,654)           --            --
  Net realized gain on securities (Class A).....................           --   (17,163,009)           --            --
  Net realized gain on securities (Class B).....................           --    (5,445,543)           --            --
  Net realized gain on securities (Class C).....................           --    (3,519,589)           --            --
  Net realized gain on securities (Class I).....................           --        (4,981)           --            --
  Net realized gain on securities (Class Z).....................           --    (4,579,895)           --            --
  Return of capital (Class A)...................................           --            --            --            --
  Return of capital (Class B)...................................           --            --            --            --
  Return of capital (Class C)...................................           --            --            --            --
  Return of capital (Class I)...................................           --            --            --            --
  Return of capital (Class Z)...................................           --            --            --            --
                                                                 ------------  ------------  ------------  ------------
Total distributions to shareholders.............................   (2,291,939)  (32,877,641)           --            --
                                                                 ------------  ------------  ------------  ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 8)....................................  (11,950,868)  (10,609,320)   (7,348,178)    5,710,433
                                                                 ------------  ------------  ------------  ------------
Total increase (decrease) in net assets.........................  (59,629,630)  (87,639,478)  (17,618,185)  (20,188,449)

NET ASSETS:
Beginning of period.............................................  139,252,541   226,892,019    40,188,495    60,376,944
                                                                 ------------  ------------  ------------  ------------
End of period+.................................................. $ 79,622,911  $139,252,541  $ 22,570,310  $ 40,188,495
                                                                 ============  ============  ============  ============
--------
+Includes accumulated undistributed net investment income
 (loss)......................................................... $    307,818  $  1,540,237  $     (7,519) $    (10,004)
                                                                 ============  ============  ============  ============

                                                                 International Small-Cap Fund
                                                                 ---------------------------
                                                                   For the
                                                                 six months
                                                                    ended      For the year
                                                                  March 31,        ended
                                                                    2009       September 30,
                                                                 (unaudited)       2008
                                                                 -----------   -------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net investment income (loss).................................. $     2,944   $    (48,475)
  Net realized gain (loss) on investments and foreign
   currencies...................................................  (9,363,877)    (4,003,933)
  Net unrealized gain (loss) on investments and foreign
   currencies...................................................      96,825    (10,020,667)
                                                                 -----------   ------------
Net increase (decrease) in net assets resulting from operations.  (9,264,108)   (14,073,075)
                                                                 -----------   ------------

Distributions to shareholders from:
  Net investment income (Class A)...............................     (11,219)            --
  Net investment income (Class B)...............................          --             --
  Net investment income (Class C)...............................          --             --
  Net investment income (Class I)...............................          --             --
  Net investment income (Class Z)...............................          --             --
  Net realized gain on securities (Class A).....................          --       (273,789)
  Net realized gain on securities (Class B).....................          --        (11,114)
  Net realized gain on securities (Class C).....................          --        (49,279)
  Net realized gain on securities (Class I).....................          --             --
  Net realized gain on securities (Class Z).....................          --             --
  Return of capital (Class A)...................................          --        (32,125)
  Return of capital (Class B)...................................          --         (1,304)
  Return of capital (Class C)...................................          --         (5,782)
  Return of capital (Class I)...................................          --             --
  Return of capital (Class Z)...................................          --             --
                                                                 -----------   ------------
Total distributions to shareholders.............................     (11,219)      (373,393)
                                                                 -----------   ------------
Net increase (decrease) in net assets resulting from capital
 share transactions (Note 8)....................................  39,358,348     (3,274,935)
                                                                 -----------   ------------
Total increase (decrease) in net assets.........................  30,083,021    (17,721,403)

NET ASSETS:
Beginning of period.............................................  19,661,571     37,382,974
                                                                 -----------   ------------
End of period+.................................................. $49,744,592   $ 19,661,571
                                                                 ===========   ============
--------
+Includes accumulated undistributed net investment income
 (loss)......................................................... $   (11,211)  $     (2,969)
                                                                 ===========   ============

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS

                                                                    BLUE CHIP GROWTH FUND
                                                                    ---------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total     period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   ------- ----------
                                                                           Class A
-
09/30/04      $13.12     $(0.08)    $ 1.05      $ 0.97      $--       $--     $--   $14.09    7.39%    $62,316    1.60%
09/30/05       14.09      (0.01)      1.13        1.12       --        --      --    15.21    7.95      56,755    1.59
09/30/06       15.21      (0.07)      0.55        0.48       --        --      --    15.69    3.16      49,539    1.55(3)(4)
09/30/07       15.69      (0.07)      3.12        3.05       --        --      --    18.74   19.44      51,961    1.60(3)(4)
09/30/08       18.74      (0.11)     (3.72)      (3.83)      --        --      --    14.91  (20.44)(5)  38,927    1.64(4)
03/31/09(6)    14.91      (0.02)     (3.80)      (3.82)      --        --      --    11.09  (25.62)     27,270    1.86(3)(4)(7)
                                                                           Class B
-
09/30/04      $11.90     $(0.16)    $ 0.96      $ 0.80      $--       $--     $--   $12.70    6.72%    $27,946    2.26%
09/30/05       12.70      (0.11)      1.02        0.91       --        --      --    13.61    7.17      22,558    2.32
09/30/06       13.61      (0.17)      0.50        0.33       --        --      --    13.94    2.42      17,479    2.29(3)(4)
09/30/07       13.94      (0.17)      2.75        2.58       --        --      --    16.52   18.51      14,314    2.36(3)(4)
09/30/08       16.52      (0.22)     (3.25)      (3.47)      --        --      --    13.05  (21.00)(5)   7,525    2.38(4)
03/31/09(6)    13.05      (0.06)     (3.33)      (3.39)      --        --      --     9.66  (25.98)      4,643    2.73(3)(4)(7)
                                                                          Class C+
-
09/30/04      $11.87     $(0.18)    $ 0.96      $ 0.78      $--       $--     $--   $12.65    6.57%    $ 6,458    2.37%
09/30/05       12.65      (0.13)      1.01        0.88       --        --      --    13.53    6.96       5,278    2.49
09/30/06       13.53      (0.17)      0.50        0.33       --        --      --    13.86    2.44       4,528    2.30(3)(4)
09/30/07       13.86      (0.20)      2.73        2.53       --        --      --    16.39   18.25       3,959    2.55(3)(4)
09/30/08       16.39      (0.23)     (3.23)      (3.46)      --        --      --    12.93  (21.11)(5)   2,939    2.51(4)
03/31/09(6)    12.93      (0.07)     (3.30)      (3.37)      --        --      --     9.56  (26.06)      1,877    2.86(3)(4)(7)
                                                                           Class I
-
09/30/04      $13.16     $(0.04)    $ 1.05      $ 1.01      $--       $--     $--   $14.17    7.67%    $ 2,164    1.33%(3)
09/30/05       14.17       0.03       1.14        1.17       --        --      --    15.34    8.26       1,454    1.33(3)
09/30/06       15.34      (0.04)      0.57        0.53       --        --      --    15.87    3.45         642    1.28(3)(4)
09/30/07       15.87      (0.02)      3.16        3.14       --        --      --    19.01   19.79         673    1.32(3)(4)
09/30/08       19.01      (0.06)     (3.79)      (3.85)      --        --      --    15.16  (20.25)(5)     524    1.33(3)(4)
03/31/09(6)    15.16       0.01      (3.87)      (3.86)      --        --      --    11.30  (25.46)        360    1.33(3)(4)(7)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (0.59)%            145%
    (0.09)             120
    (0.45)(3)(4)       154
    (0.40)(3)(4)        72
    (0.66)(4)           49
    (0.35)(3)(4)(7)     37


    (1.25)%            145%
    (0.80)             120
    (1.20)(3)(4)       154
    (1.14)(3)(4)        72
    (1.41)(4)           49
    (1.23)(3)(4)(7)     37


    (1.37)%            145%
    (0.98)             120
    (1.21)(3)(4)       154
    (1.35)(3)(4)        72
    (1.54)(4)           49
    (1.37)(3)(4)(7)     37


    (0.26)%(3)         145%
     0.22(3)           120
    (0.22)(3)(4)       154
    (0.11)(3)(4)        72
    (0.36)(3)(4)        49
     0.17(3)(4)(7)      37

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(6)(7)
                                         -------- -------- -------- -------- -------- --------------
Blue Chip Growth Class A................    -- %     -- %    0.05%    0.01%     -- %       0.04%
Blue Chip Growth Class B................     --       --     0.05     0.02       --        0.03
Blue Chip Growth Class C+...............     --       --     0.05     0.02       --        0.13
Blue Chip Growth Class I................   0.13     0.49     1.15     1.92     1.36        3.47

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 03/31/09(6)(7)
                                         -------- -------- -------- --------------
Blue Chip Growth Class A................   0.01%    0.01%    0.01%       0.00%
Blue Chip Growth Class B................   0.01     0.01     0.01        0.00
Blue Chip Growth Class C+...............   0.01     0.01     0.01        0.00
Blue Chip Growth Class I................   0.01     0.01     0.01        0.00

(5)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions.
(6)Unaudited
(7)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                  GROWTH OPPORTUNITIES FUND
                                                                  -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                  Net
               Asset      Net        (both               Dividends  butions         Asset               Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value               end of    expenses
             beginning   income       and     investment investment capital distri- end of    Total     period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period  Return(2)   (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------    ------- ----------
                                                                           Class A
-
09/30/04      $13.74     $(0.16)    $ 0.07      $(0.09)     $--       $--     $--   $13.65   (0.66)%(3) $49,918    1.58%
09/30/05       13.65      (0.17)      2.79        2.62       --        --      --    16.27   19.19       44,641    1.65
09/30/06       16.27      (0.12)      0.89        0.77       --        --      --    17.04    4.73       37,382    1.59(4)(5)
09/30/07       17.04      (0.14)      2.41        2.27       --        --      --    19.31   13.32       39,646    1.62(4)(5)
09/30/08       19.31      (0.12)     (6.37)      (6.49)      --        --      --    12.82  (33.61)      21,705    1.82(4)(5)
03/31/09(6)    12.82      (0.08)     (2.59)      (2.67)      --        --      --    10.15  (20.83)      15,567    2.13(4)(5)(7)
                                                                           Class B
-
09/30/04      $12.44     $(0.24)    $ 0.07      $(0.17)     $--       $--     $--   $12.27   (1.37)%(3) $31,429    2.27%
09/30/05       12.27      (0.25)      2.50        2.25       --        --      --    14.52   18.34       27,673    2.32
09/30/06       14.52      (0.21)      0.79        0.58       --        --      --    15.10    3.99       21,500    2.30(4)(5)
09/30/07       15.10      (0.25)      2.15        1.90       --        --      --    17.00   12.58       15,229    2.31(4)(5)
09/30/08       17.00      (0.21)     (5.59)      (5.80)      --        --      --    11.20  (34.12)       6,405    2.53(4)(5)
03/31/09(6)    11.20      (0.11)     (2.26)      (2.37)      --        --      --     8.83  (21.16)       3,786    2.98(4)(5)(7)
                                                                           Class C+
-
09/30/04      $12.43     $(0.24)    $ 0.06      $(0.18)     $--       $--     $--   $12.25   (1.45)%(3) $14,599    2.29%
09/30/05       12.25      (0.26)      2.51        2.25       --        --      --    14.50   18.37       12,089    2.39
09/30/06       14.50      (0.21)      0.79        0.58       --        --      --    15.08    4.00        9,281    2.28(4)(5)
09/30/07       15.08      (0.26)      2.14        1.88       --        --      --    16.96   12.47        8,230    2.38(4)(5)
09/30/08       16.96      (0.22)     (5.57)      (5.79)      --        --      --    11.17  (34.14)       3,977    2.62(4)(5)
03/31/09(6)    11.17      (0.11)     (2.26)      (2.37)      --        --      --     8.80  (21.22)       2,612    3.04(4)(5)(7)
                                                                           Class I
-
09/30/04      $13.80     $(0.13)    $ 0.08      $(0.05)     $--       $--     $--   $13.75   (0.36)%(3) $ 3,493    1.33%(4)
09/30/05       13.75      (0.13)      2.82        2.69       --        --      --    16.44   19.56        1,759    1.33(4)
09/30/06       16.44      (0.06)      0.88        0.82       --        --      --    17.26    4.99          422    1.28(4)(5)
09/30/07       17.26      (0.06)      2.42        2.36       --        --      --    19.62   13.67          145    1.32(4)(5)
09/30/08       19.62      (0.04)     (6.48)      (6.52)      --        --      --    13.10  (33.23)          82    1.33(4)(5)
03/31/09(6)    13.10      (0.04)     (2.65)      (2.69)      --        --      --    10.41  (20.53)          47    1.31(4)(5)(7)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (1.09)%            170%
    (1.15)              86
    (0.76)(4)(5)       278
    (0.79)(4)(5)       321
    (0.93)(4)(5)       510
    (1.63)(4)(5)(7)    602


    (1.78)%            170%
    (1.82)              86
    (1.46)(4)(5)       278
    (1.48)(4)(5)       321
    (1.64)(4)(5)       510
    (2.49)(4)(5)(7)    602


    (1.80)%            170%
    (1.89)              86
    (1.44)(4)(5)       278
    (1.56)(4)(5)       321
    (1.73)(4)(5)       510
    (2.54)(4)(5)(7)    602


    (0.85)%(4)         170%
    (0.85)(4)           86
    (0.35)(4)(5)       278
    (0.34)(4)(5)       321
    (0.44)(4)(5)       510
    (0.81)(4)(5)(7)    602

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund's total return increased from a gain realized on the disposal of investments in violation of investment restrictions on Class A 0.07%, Class B 0.10%, Class C 0.10% and Class I 0.08%.
(4)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(6)(7)
                                         -------- -------- -------- -------- -------- --------------
Growth Opportunities Class A............    -- %     -- %    0.05%    0.00%    0.00%       0.11%
Growth Opportunities Class B............     --       --     0.05     0.01     0.00        0.16
Growth Opportunities Class C+...........     --       --     0.05     0.01     0.00        0.18
Growth Opportunities Class I............   0.18     0.49     1.59     5.77     8.62       18.10

(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 03/31/09(6)(7)
                                         -------- -------- -------- --------------
Growth Opportunities Class A............   0.04%    0.05%    0.19%       0.04%
Growth Opportunities Class B............   0.04     0.05     0.19        0.04
Growth Opportunities Class C+...........   0.04     0.05     0.19        0.04
Growth Opportunities Class I............   0.03     0.05     0.19        0.04

(6)Unaudited
(7)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                     NEW CENTURY FUND
                                                                     ----------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                          Class A
-
09/30/04      $13.44     $(0.17)    $ 1.50      $ 1.33      $--       $--     $--   $14.77    9.90%  $80,872    1.57%
09/30/05       14.77      (0.15)      3.38        3.23       --        --      --    18.00   21.87    87,314    1.58
09/30/06       18.00      (0.07)      0.67        0.60       --        --      --    18.60    3.33    75,682    1.55(4)
09/30/07       18.60      (0.04)      3.53        3.49       --        --      --    22.09   18.76    88,535    1.55(4)
09/30/08       22.09      (0.12)     (9.60)      (9.72)      --        --      --    12.37  (44.00)   41,425    1.62(3)(4)
03/31/09(6)    12.37      (0.02)     (3.63)      (3.65)      --        --      --     8.72  (29.51)   25,675    1.88(3)(4)(7)
                                                                          Class B
-
09/30/04      $12.03     $(0.25)    $ 1.35      $ 1.10      $--       $--     $--   $13.13    9.14%  $11,415    2.29%
09/30/05       13.13      (0.25)      3.00        2.75       --        --      --    15.88   20.94    10,344    2.32
09/30/06       15.88      (0.19)      0.60        0.41       --        --      --    16.29    2.58     7,528    2.29(4)
09/30/07       16.29      (0.18)      3.09        2.91       --        --      --    19.20   17.86    10,701    2.31(4)
09/30/08       19.20      (0.24)     (8.30)      (8.54)      --        --      --    10.66  (44.48)    3,907    2.45(3)(4)
03/31/09(6)    10.66      (0.06)     (3.13)      (3.19)      --        --      --     7.47  (29.92)    2,173    2.91(3)(4)(7)
                                                                         Class C+
-
09/30/04      $12.02     $(0.22)    $ 1.34      $ 1.12      $--       $--     $--   $13.14    9.32%  $ 2,180    2.10%(3)
09/30/05       13.14      (0.22)      3.02        2.80       --        --      --    15.94   21.31     1,964    2.14(3)
09/30/06       15.94      (0.16)      0.59        0.43       --        --      --    16.37    2.70     1,756    2.14(3)(4)
09/30/07       16.37      (0.16)      3.11        2.95       --        --      --    19.32   18.02     5,798    2.14(3)(4)
09/30/08       19.32      (0.19)     (8.37)      (8.56)      --        --      --    10.76  (44.31)    2,483    2.14(3)(4)(5)
03/31/09(6)    10.76      (0.03)     (3.16)      (3.19)      --        --      --     7.57  (29.65)    1,554    2.12(3)(4)(7)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


    (1.20)%            110%
    (0.89)              80
    (0.39)(4)          235
    (0.20)(4)          315
    (0.80)(3)(4)       659
    (0.47)(3)(4)(7)    464


    (1.91)%            110%
    (1.64)              80
    (1.14)(4)          235
    (1.00)(4)          315
    (1.61)(3)(4)       659
    (1.51)(3)(4)(7)    464


    (1.73)%(3)         110%
    (1.45)(3)           80
    (0.98)(3)(4)       235
    (0.88)(3)(4)       315
    (1.31)(3)(4)(5)    659
    (0.71)(3)(4)(7)    464

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(6)(7)
                                         -------- -------- -------- -------- -------- --------------
New Century Class A.....................    -- %     -- %     -- %     -- %    0.00%       0.14%
New Century Class B.....................     --       --       --       --     0.00        0.17
New Century Class C+....................   0.48     0.66     0.44     0.35     0.40        1.11

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 03/31/09(6)(7)
                                         -------- -------- -------- --------------
New Century Class A.....................   0.01%    0.02%    0.14%       0.04%
New Century Class B.....................   0.01     0.02     0.14        0.04
New Century Class C+....................   0.01     0.03     0.14        0.04

(5)Net of custody credits of 0.01%.
(6)Unaudited
(7)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                  GROWTH AND INCOME FUND
                                                                  ----------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                         Class A
-
09/30/04      $10.19     $ 0.00     $ 1.19      $ 1.19     $   --     $--   $   --  $11.38   11.68%  $69,069    1.50%
09/30/05       11.38       0.10       1.03        1.13      (0.11)     --    (0.11)  12.40    9.89    65,666    1.55
09/30/06       12.40       0.04       1.01        1.05      (0.02)     --    (0.02)  13.43    8.47    61,872    1.54(3)(4)
09/30/07       13.43       0.07       2.38        2.45         --      --       --   15.88   18.24    66,963    1.52(3)(4)
09/30/08       15.88       0.14      (3.65)      (3.51)     (0.06)     --    (0.06)  12.31  (22.19)   48,022    1.58(4)
03/31/09(5)    12.31       0.07      (4.01)      (3.94)     (0.15)     --    (0.15)   8.22  (32.08)   29,507    1.76(3)(4)(6)
                                                                         Class B
-
09/30/04      $ 9.69     $(0.07)    $ 1.13      $ 1.06     $   --     $--   $   --  $10.75   10.94%  $54,199    2.17%
09/30/05       10.75       0.02       0.97        0.99         --      --       --   11.74    9.21    41,120    2.20
09/30/06       11.74      (0.05)      0.96        0.91         --      --       --   12.65    7.75    27,100    2.22(3)(4)
09/30/07       12.65      (0.03)      2.23        2.20         --      --       --   14.85   17.39    19,562    2.21(3)(4)
09/30/08       14.85       0.04      (3.41)      (3.37)        --      --       --   11.48  (22.69)    9,729    2.29(4)
03/31/09(5)    11.48       0.03      (3.74)      (3.71)     (0.04)     --    (0.04)   7.73  (32.38)    4,830    2.56(3)(4)(6)
                                                                         Class C+
-
09/30/04      $ 9.67     $(0.07)    $ 1.13      $ 1.06     $   --     $--   $   --  $10.73   10.96%  $43,993    2.14%
09/30/05       10.73       0.02       0.97        0.99         --      --       --   11.72    9.23    37,448    2.18
09/30/06       11.72      (0.04)      0.95        0.91         --      --       --   12.63    7.76    26,821    2.19(3)(4)
09/30/07       12.63      (0.02)      2.23        2.21         --      --       --   14.84   17.50    23,851    2.19(3)(4)
09/30/08       14.84       0.04      (3.41)      (3.37)        --      --       --   11.47  (22.71)   14,816    2.25(4)
03/31/09(5)    11.47       0.04      (3.75)      (3.71)     (0.06)     --    (0.06)   7.70  (32.34)    8,943    2.46(3)(4)(6)
                                                                         Class I
-
09/30/04      $10.21     $ 0.02     $ 1.18      $ 1.20     $   --     $--   $   --  $11.41   11.75%  $   769    1.32%(3)
09/30/05       11.41       0.12       1.04        1.16      (0.14)     --    (0.14)  12.43   10.18       758    1.31(3)
09/30/06       12.43       0.07       1.01        1.08      (0.04)     --    (0.04)  13.47    8.69       288    1.32(3)(4)
09/30/07       13.47       0.11       2.38        2.49         --      --       --   15.96   18.49       323    1.31(3)(4)
09/30/08       15.96       0.18      (3.68)      (3.50)     (0.07)     --    (0.07)  12.39  (22.02)      259    1.32(3)(4)
03/31/09(5)    12.39       0.09      (4.04)      (3.95)     (0.19)     --    (0.19)   8.25  (31.97)      153    1.32(3)(4)(6)



    Ratio
   of net
 investment
income (loss)
 to average        Portfolio
 net assets        Turnover
-------------      ---------


     0.01%            139%
     0.78              79
     0.31(3)(4)       152
     0.49(3)(4)       164
     0.96(4)          251
     1.57(3)(4)(6)     98


    (0.67)%           139%
     0.16              79
    (0.39)(3)(4)      152
    (0.21)(3)(4)      164
     0.26(4)          251
     0.77(3)(4)(6)     98


    (0.64)%           139%
     0.17              79
    (0.36)(3)(4)      152
    (0.18)(3)(4)      164
     0.29(4)          251
     0.86(3)(4)(6)     98


     0.19%(3)         139%
     1.00(3)           79
     0.48(3)(4)       152
     0.70(3)(4)       164
     1.22(3)(4)       251
     2.01(3)(4)(6)     98

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(5)(6)
                                         -------- -------- -------- -------- -------- --------------
Growth and Income Class A...............    -- %     -- %    0.00%    0.01%     -- %       0.02%
Growth and Income Class B...............     --       --     0.00     0.01       --        0.06
Growth and Income Class C+..............     --       --     0.00     0.01       --        0.03
Growth and Income Class I...............   0.14     0.96     2.23     3.72     3.36        5.36

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 03/31/09(5)(6)
                                         -------- -------- -------- --------------
Growth and Income Class A...............   0.01%    0.02%    0.03%       0.00%
Growth and Income Class B...............   0.01     0.02     0.04        0.00
Growth and Income Class C+..............   0.01     0.02     0.04        0.00
Growth and Income Class I...............   0.01     0.02     0.03        0.00

(5)Unaudited
(6)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    BALANCED ASSETS FUND
                                                                    --------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net                 Net
               Asset      Net        (both               Dividends  butions         Asset              Assets     Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value              end of     expenses
             beginning   income       and     investment investment capital distri- end of   Total     period    to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)   (000's)   net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------   -------- ----------
                                                                           Class A
-
09/30/04      $12.45     $0.12      $ 0.78      $ 0.90     $(0.16)    $--   $(0.16) $13.19    7.27%    $160,269    1.50%
09/30/05       13.19      0.21        0.56        0.77      (0.24)     --    (0.24)  13.72    5.84      142,573    1.62
09/30/06       13.72      0.22        0.58        0.80      (0.25)     --    (0.25)  14.27    5.90      127,313    1.52(3)(4)
09/30/07       14.27      0.25        1.52        1.77      (0.24)     --    (0.24)  15.80   12.50      124,257    1.55(3)(4)
09/30/08       15.80      0.25       (2.82)      (2.57)     (0.26)     --    (0.26)  12.97  (16.37)(5)   91,316    1.59(3)(4)
03/31/09(7)    12.97      0.14       (2.72)      (2.58)     (0.18)     --    (0.18)  10.21  (19.94)      64,249    1.74(3)(4)(8)
                                                                           Class B
-
09/30/04      $12.41     $0.03      $ 0.77      $ 0.80     $(0.07)    $--   $(0.07) $13.14    6.45%    $ 38,687    2.18%
09/30/05       13.14      0.13        0.55        0.68      (0.15)     --    (0.15)  13.67    5.16       30,002    2.27
09/30/06       13.67      0.13        0.58        0.71      (0.15)     --    (0.15)  14.23    5.23       20,464    2.20(3)(4)
09/30/07       14.23      0.14        1.52        1.66      (0.12)     --    (0.12)  15.77   11.70       14,714    2.28(3)(4)
09/30/08       15.77      0.15       (2.81)      (2.66)     (0.16)     --    (0.16)  12.95  (16.95)(5)    9,252    2.31(3)(4)
03/31/09(7)    12.95      0.10       (2.71)      (2.61)     (0.14)     --    (0.14)  10.20  (20.20)       6,017    2.52(3)(4)(8)
                                                                          Class C+
-
09/30/04      $12.42     $0.03      $ 0.78      $ 0.81     $(0.07)    $--   $(0.07) $13.16    6.53%    $ 22,781    2.18%
09/30/05       13.16      0.13        0.55        0.68      (0.15)     --    (0.15)  13.69    5.15       19,298    2.26
09/30/06       13.69      0.13        0.58        0.71      (0.15)     --    (0.15)  14.25    5.22       15,164    2.18(3)(4)
09/30/07       14.25      0.15        1.52        1.67      (0.12)     --    (0.12)  15.80   11.75       13,891    2.26(3)(4)
09/30/08       15.80      0.15       (2.82)      (2.67)     (0.16)     --    (0.16)  12.97  (16.98)(5)    9,552    2.28(3)(4)
03/31/09(7)    12.97      0.10       (2.72)      (2.62)     (0.14)     --    (0.14)  10.21  (20.21)       6,766    2.46(3)(4)(8)
                                                                           Class I
-
09/30/04      $12.46     $0.16      $ 0.77      $ 0.93     $(0.18)    $--   $(0.18) $13.21    7.44%    $    679    1.29%(3)
09/30/05       13.21      0.25        0.55        0.80      (0.28)     --    (0.28)  13.73    6.10          746    1.32(3)
09/30/06       13.73      0.26        0.59        0.85      (0.29)     --    (0.29)  14.29    6.24          754    1.28(3)(4)
09/30/07       14.29      0.29        1.53        1.82      (0.29)     --    (0.29)  15.82   12.81          652    1.31(3)(4)
09/30/08       15.82      0.29       (2.83)      (2.54)     (0.30)     --    (0.30)  12.98  (16.19)(5)      546    1.31(3)(4)
03/31/09(7)    12.98      0.16       (2.72)      (2.56)     (0.20)     --    (0.20)  10.22  (19.77)         397    1.33(3)(4)(8)



    Ratio
   of net
 investment
income (loss)
 to average       Portfolio
 net assets       Turnover
-------------     ---------


    0.89%            182%(6)
    1.56             160(6)
    1.59(3)(4)       156(6)
    1.66(3)(4)       133(6)
    1.71(3)(4)       122
    2.58(3)(4)(8)     64


    0.20%            182%(6)
    0.91             160(6)
    0.91(3)(4)       156(6)
    0.93(3)(4)       133(6)
    0.99(3)(4)       122
    1.79(3)(4)(8)     64


    0.21%            182%(6)
    0.92             160(6)
    0.93(3)(4)       156(6)
    0.95(3)(4)       133(6)
    1.02(3)(4)       122
    1.86(3)(4)(8)     64


    1.10%(3)         182%(6)
    1.84(3)          160(6)
    1.84(3)(4)       156(6)
    1.90(3)(4)       133(6)
    1.99(3)(4)       122
    2.99(3)(4)(8)     64

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements/fee waivers (based on average net assets) (See Note 4):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(7)(8)
                                         -------- -------- -------- -------- -------- --------------
Balanced Assets Class A.................    -- %     -- %    0.05%    0.02%    0.02%       0.01%
Balanced Assets Class B.................     --       --     0.05     0.02     0.02        0.05
Balanced Assets Class C+................     --       --     0.05     0.02     0.02        0.03
Balanced Assets Class I.................   0.24     1.47     1.38     1.71     1.65        2.38

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 03/31/09(7)(8)
                                         -------- -------- -------- --------------
Balanced Assets Class A.................   0.00%    0.01%    0.01%       0.00%
Balanced Assets Class B.................   0.00     0.01     0.01        0.00
Balanced Assets Class C+................   0.00     0.01     0.01        0.00
Balanced Assets Class I.................   0.00     0.01     0.01        0.00

(5)The Fund's performance was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.
(6)Portfolio turnover includes "to be announced" ("TBA") transactions. Previously, portfolio turnover was calculated prior to including TBA transactions and was as follows:

                                           09/30/04 09/30/05 09/30/06 09/30/07
                                           -------- -------- -------- --------
                                             181%     160%     154%     123%

(7)Unaudited
(8)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                 INTERNATIONAL EQUITY FUND
                                                                 -------------------------
                                   Net gain
                                   (loss) on
                Net               investments                       Distri-          Net               Net
               Asset      Net        (both               Dividends  butions         Asset            Assets    Ratio of
               Value   investment  realized   Total from  from net   from    Total  Value            end of    expenses
             beginning   income       and     investment investment capital distri- end of   Total   period   to average
Period Ended of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)  net assets
------------ --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- ------- ----------
                                                                          Class A
-
09/30/04      $ 8.73     $ 0.01     $ 1.46      $ 1.47     $ 0.00   $   --  $ 0.00  $10.20   16.88%  $32,221    1.90%(3)
09/30/05       10.20       0.02       2.82        2.84         --       --      --   13.04   27.84    43,527    1.90(3)
09/30/06       13.04      (0.01)      2.81        2.80         --       --      --   15.84   21.47    62,190    1.90(3)
09/30/07       15.84       0.02       3.94        3.96         --       --      --   19.80   25.00    75,408    1.90(3)
09/30/08       19.80       0.17      (5.85)      (5.68)        --    (1.68)  (1.68)  12.44  (31.34)   46,384    1.90(4)
03/31/09(5)    12.44       0.03      (4.43)      (4.40)     (0.25)      --   (0.25)   7.79  (35.61)   90,176    1.90(3)(4)(6)
                                                                          Class B
-
09/30/04      $ 8.34     $(0.06)    $ 1.41      $ 1.35     $   --   $   --  $   --  $ 9.69   16.19%  $20,673    2.55%(3)
09/30/05        9.69      (0.06)      2.68        2.62         --       --      --   12.31   27.04    19,546    2.55(3)
09/30/06       12.31      (0.11)      2.65        2.54         --       --      --   14.85   20.63    21,240    2.55(3)
09/30/07       14.85      (0.10)      3.69        3.59         --       --      --   18.44   24.18    20,509    2.55(3)
09/30/08       18.44       0.04      (5.36)      (5.32)        --    (1.68)  (1.68)  11.44  (31.72)    9,279    2.55(3)(4)
03/31/09(5)    11.44      (0.00)     (4.09)      (4.09)     (0.12)      --   (0.12)   7.23  (35.83)   10,451    2.55(3)(4)(6)
                                                                         Class C+
-
09/30/04      $ 8.33     $(0.06)    $ 1.41      $ 1.35     $   --   $   --  $   --  $ 9.68   16.21%  $15,798    2.55%(3)
09/30/05        9.68      (0.06)      2.67        2.61         --       --      --   12.29   26.96    16,892    2.55(3)
09/30/06       12.29      (0.11)      2.66        2.55         --       --      --   14.84   20.75    21,646    2.55(3)
09/30/07       14.84      (0.09)      3.67        3.58         --       --      --   18.42   24.12    26,683    2.55(3)
09/30/08       18.42       0.05      (5.37)      (5.32)        --    (1.68)  (1.68)  11.42  (31.77)   14,221    2.55(3)(4)
03/31/09(5)    11.42       0.00      (4.08)      (4.08)     (0.12)      --   (0.12)   7.22  (35.80)   19,343    2.55(3)(4)(6)
                                                                          Class I
-
09/30/04      $ 8.77     $(0.04)    $ 1.53      $ 1.49     $(0.01)  $   --  $(0.01) $10.25   16.96%  $ 4,233    1.80%(3)
09/30/05       10.25       0.05       2.82        2.87         --       --      --   13.12   28.00     7,065    1.80(3)
09/30/06       13.12       0.00       2.84        2.84         --       --      --   15.96   21.65     9,482    1.80(3)
09/30/07       15.96       0.04       3.96        4.00         --       --      --   19.96   25.06     7,997    1.80(3)
09/30/08       19.96       0.17      (5.89)      (5.72)        --    (1.68)  (1.68)  12.56  (31.29)    4,964    1.80(3)(4)
03/31/09(5)    12.56       0.02      (4.46)      (4.44)     (0.28)      --   (0.28)   7.84  (35.59)    3,199    1.80(3)(4)(6)



     Ratio
    of net
  investment
 income (loss)
  to average        Portfolio
  net assets        Turnover
-------------       ---------


     0.06%(3)          202%
     0.17(3)           126
    (0.09)(3)          152
     0.13(3)           132
     0.98(4)           199
     0.82(3)(4)(6)     251


    (0.62)%(3)         202%
    (0.51)(3)          126
    (0.80)(3)          152
    (0.59)(3)          132
     0.25(3)(4)        199
    (0.11)(3)(4)(6)    251


    (0.60)%(3)         202%
    (0.49)(3)          126
    (0.76)(3)          152
    (0.52)(3)          132
     0.31(3)(4)        199
     0.02(3)(4)(6)     251


    (0.34)%(3)         202%
     0.43(3)           126
    (0.01)(3)          152
     0.24(3)           132
     1.01(3)(4)        199
     0.49(3)(4)(6)     251

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         09/30/04 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(5)(6)
                                         -------- -------- -------- -------- -------- --------------
International Equity Class A............   0.10%    0.09%   (0.04)%  (0.05)%    -- %       0.04%
International Equity Class B............   0.11     0.17     0.02     0.04     0.06        0.32
International Equity Class C+...........   0.06     0.14    (0.01)   (0.00)    0.01        0.18
International Equity Class I............   0.12     0.14     0.00     0.04     0.09        0.41

(4)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                              09/30/08 03/31/09(5)(6)
                                              -------- --------------
          International Equity Class A.......   0.00%       0.00%
          International Equity Class B.......   0.00        0.00
          International Equity Class C+......   0.00        0.00
          International Equity Class I.......   0.00        0.00

(5)Unaudited
(6)Annualized
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                         VALUE FUND
                                                                         ----------
                                          Net gain
                                          (loss) on
                       Net               investments                       Distri-          Net               Net
                      Asset      Net        (both               Dividends  butions         Asset            Assets
                      Value   investment  realized   Total from  from net   from    Total  Value            end of
                    beginning   income       and     investment investment capital distri- end of   Total   period
   Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2) (000's)
------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ --------- --------
                                                                          Class A
-
10/31/03             $14.63     $0.29      $ 2.05      $ 2.34     $(0.18)  $(0.46) $(0.64) $16.33   16.59%  $ 60,701
11/1/03-09/30/04(6)   16.33      0.32        1.86        2.18      (0.37)   (0.45)  (0.82)  17.69   13.79     91,769
09/30/05              17.69      0.17        2.22        2.39      (0.29)   (1.78)  (2.07)  18.01   14.06    130,754
09/30/06              18.01      0.15        1.89        2.04      (0.13)   (1.17)  (1.30)  18.75   12.02    121,729
09/30/07              18.75      0.18        2.59        2.77      (0.16)   (2.04)  (2.20)  19.32   15.80    126,788
09/30/08              19.32      0.19       (3.86)      (3.67)     (0.21)   (2.70)  (2.91)  12.74  (21.70)    77,903
03/31/09(7)           12.74      0.11       (4.28)      (4.17)     (0.23)      --   (0.23)   8.34  (32.94)    42,776
                                                                          Class B
-
10/31/03             $14.06     $0.19      $ 1.98      $ 2.17     $(0.08)  $(0.46) $(0.54) $15.69   15.94%  $ 83,935
11/1/03-09/30/04(6)   15.69      0.24        1.75        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     68,492
09/30/05              16.96      0.07        2.11        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     57,704
09/30/06              17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.29     47,100
09/30/07              17.82      0.05        2.46        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     39,355
09/30/08              18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    21,304
03/31/09(7)           11.91      0.07       (4.00)      (3.93)     (0.14)      --   (0.14)   7.84  (33.14)    11,544
                                                                          Class C+
-
10/31/03             $14.06     $0.18      $ 1.99      $ 2.17     $(0.08)  $(0.46) $(0.54) $15.69   15.94%  $ 23,208
11/1/03-09/30/04(6)   15.69      0.22        1.77        1.99      (0.27)   (0.45)  (0.72)  16.96   13.09     30,985
09/30/05              16.96      0.06        2.12        2.18      (0.18)   (1.78)  (1.96)  17.18   13.34     41,095
09/30/06              17.18      0.04        1.80        1.84      (0.03)   (1.17)  (1.20)  17.82   11.30     33,849
09/30/07              17.82      0.06        2.45        2.51      (0.05)   (2.04)  (2.09)  18.24   15.07     26,071
09/30/08              18.24      0.09       (3.62)      (3.53)     (0.10)   (2.70)  (2.80)  11.91  (22.16)    14,194
03/31/09(7)           11.91      0.07       (4.00)      (3.93)     (0.14)      --   (0.14)   7.84  (33.14)     8,285
                                                                          Class I
-
10/31/03             $14.63     $0.30      $ 2.05      $ 2.35     $(0.19)  $(0.46) $(0.65) $16.33   16.72%  $  6,629
11/1/03-09/30/04(6)   16.33      0.37        1.83        2.20      (0.40)   (0.45)  (0.85)  17.68   13.91      4,746
09/30/05              17.68      0.20        2.20        2.40      (0.30)   (1.78)  (2.08)  18.00   14.12      3,106
09/30/06              18.00      0.16        1.91        2.07      (0.15)   (1.17)  (1.32)  18.75   12.20        174
09/30/07              18.75      0.21        2.57        2.78      (0.18)   (2.04)  (2.22)  19.31   15.89         34
09/30/08              19.31      0.20       (3.85)      (3.65)     (0.23)   (2.70)  (2.93)  12.73  (21.62)        25
03/31/09(7)           12.73      0.11       (4.27)      (4.16)     (0.25)      --   (0.25)   8.32  (32.91)        14
                                                                          Class Z
-
10/31/03             $14.97     $0.36      $ 2.13      $ 2.49     $(0.25)  $(0.46) $(0.71) $16.75   17.36%  $  4,532
11/1/03-09/30/04(6)   16.75      0.41        1.92        2.33      (0.45)   (0.45)  (0.90)  18.18   14.37      7,370
09/30/05              18.18      0.27        2.30        2.57      (0.39)   (1.78)  (2.17)  18.58   14.77     17,307
09/30/06              18.58      0.26        1.95        2.21      (0.19)   (1.17)  (1.36)  19.43   12.64     22,853
09/30/07              19.43      0.29        2.70        2.99      (0.22)   (2.04)  (2.26)  20.16   16.48     34,644
09/30/08              20.16      0.29       (4.05)      (3.76)     (0.28)   (2.70)  (2.98)  13.42  (21.28)    25,827
03/31/09(7)           13.42      0.14       (4.51)      (4.37)     (0.30)      --   (0.30)   8.75  (32.79)    17,004



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average    Portfolio
net assets(4)  net assets(4)  Turnover
-------------  -------------  ---------


    1.78%(5)       1.94%(5)      138%
    1.73(3)        2.12(3)       204
    1.63           1.00           82
    1.63(5)        0.88(5)       140
    1.63(5)        0.97(5)       143
    1.63(5)        1.23(5)       207
    1.63(3)(5)     2.21(3)(5)     99


    2.41%(5)       1.32%(5)      138%
    2.40(3)        1.58(3)       204
    2.28           0.38           82
    2.28(5)        0.23(5)       140
    2.28(5)        0.31(5)       143
    2.28(5)        0.58(5)       207
    2.28(3)(5)     1.55(3)(5)     99


    2.43%(5)       1.28%(5)      138%
    2.41(3)        1.48(3)       204
    2.28           0.36           82
    2.28(5)        0.23(5)       140
    2.28(5)        0.32(5)       143
    2.28(5)        0.58(5)       207
    2.28(3)(5)     1.54(3)(5)     99


    1.68%(5)       2.02%(5)      138%
    1.67(3)        2.31(3)       204
    1.53           1.11           82
    1.53(5)        0.90(5)       140
    1.53(5)        1.05(5)       143
    1.53(5)        1.33(5)       207
    1.53(3)(5)     2.30(3)(5)     99


    1.21%(5)       2.33%(5)      138%
    1.19(3)        2.58(3)       204
    1.06           1.54           82
    1.06(5)        1.45(5)       140
    1.06(5)        1.54(5)       143
    1.06(5)        1.81(5)       207
    1.06(3)(5)     2.75(3)(5)     99

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Annualized
(4)Net of the following expense reimbursements (recoupments) (based on average net assets) (See Note 4):

                                         10/31/03 09/30/04(3) 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(3)(7)
                                         -------- ----------- -------- -------- -------- -------- --------------
Value Class A...........................  (0.01)%    0.04%      0.08%    0.08%    0.07%    0.11%       0.22%
Value Class B...........................  (0.01)     0.02       0.14     0.10     0.11     0.14        0.30
Value Class C+..........................   0.02      0.06       0.08     0.08     0.09     0.14        0.30
Value Class I...........................     --      0.10       0.25     0.30    21.30    16.95       80.90
Value Class Z...........................   1.00      0.16       0.10     0.07     0.07     0.10        0.16

(5)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         10/31/03 09/30/06 09/30/07 09/30/08 03/31/09(3)(7)
                                         -------- -------- -------- -------- --------------
Value Class A...........................   0.01%    0.01%    0.01%    0.03%       0.01%
Value Class B...........................   0.01     0.01     0.01     0.03        0.01
Value Class C+..........................   0.01     0.01     0.01     0.03        0.01
Value Class I...........................   0.01     0.01     0.01     0.03        0.01
Value Class Z...........................   0.00     0.01     0.01     0.03        0.01

(6)The Fund changed its fiscal year end from October 31 to September 30.
(7)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)

                                                                    DISCIPLINED GROWTH FUND
                                                                    -----------------------
                                           Net Gain
                                           (loss) on
                        Net               investments                       Distri-          Net                Net
                       Asset      Net        (both               Dividends  butions         Asset             Assets
                       Value   investment  realized   Total from  from net   from    Total  Value             end of
                     beginning   income       and     investment investment capital distri- end of   Total    period
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains  butions period Return(2)  (000's)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------- ------ ---------  -------
                                                                            Class A
-
10/31/03              $ 9.00     $ 0.03     $ 1.46      $ 1.49     $   --     $--   $   --  $10.49   16.56%   $14,877
11/01/03-09/30/04(3)   10.49       0.03       0.75        0.78         --      --       --   11.27    7.44     13,562
09/30/05               11.27       0.09       0.53        0.62      (0.06)     --    (0.06)  11.83    5.51     11,251
09/30/06               11.83      (0.01)      1.34        1.33      (0.06)     --    (0.06)  13.10   11.25     22,554
09/30/07               13.10      (0.04)      4.38        4.34         --      --       --   17.44   33.13(7)  25,774
09/30/08               17.44      (0.04)     (6.33)      (6.37)        --      --       --   11.07  (36.53)    19,949
03/31/09(9)            11.07       0.01      (2.91)      (2.90)        --      --       --    8.17  (26.20)    12,277
                                                                            Class B
-
10/31/03              $ 8.79     $(0.03)    $ 1.41      $ 1.38     $   --     $--   $   --  $10.17   15.70%   $22,694
11/01/03-09/30/04(3)   10.17      (0.04)      0.73        0.69         --      --       --   10.86    6.78     19,669
09/30/05               10.86       0.01       0.52        0.53         --      --       --   11.39    4.88     15,117
09/30/06               11.39      (0.10)      1.29        1.19       0.00      --     0.00   12.58   10.46      9,299
09/30/07               12.58      (0.13)      4.20        4.07         --      --       --   16.65   32.35(7)   5,676
09/30/08               16.65      (0.13)     (6.02)      (6.15)        --      --       --   10.50  (36.94)     3,820
03/31/09(9)            10.50      (0.01)     (2.77)      (2.78)        --      --       --    7.72  (26.48)     1,721
                                                                           Class C+
-
10/31/03              $ 8.80     $(0.03)    $ 1.42      $ 1.39     $   --     $--   $   --  $10.19   15.80%   $23,036
11/01/03-09/30/04(3)   10.19      (0.04)      0.73        0.69         --      --       --   10.88    6.77     18,295
09/30/05               10.88       0.01       0.51        0.52         --      --       --   11.40    4.78     13,983
09/30/06               11.40      (0.09)      1.29        1.20       0.00      --     0.00   12.60   10.54     26,927
09/30/07               12.60      (0.13)      4.19        4.06         --      --       --   16.66   32.22(7)  28,927
09/30/08               16.66      (0.13)     (6.02)      (6.15)        --      --       --   10.51  (36.91)    16,419
03/31/09(9)            10.51      (0.01)     (2.77)      (2.78)        --      --       --    7.73  (26.45)     8,572



                   Ratio
                  of net
  Ratio of      investment
  expenses     income (loss)
 to average     to average      Portfolio
net assets(5)  net assets(5)    Turnover
-------------  -------------    ---------


    1.45%           0.35%           13%
    1.45(4)         0.25(4)         20
    1.45            0.74            32
    1.45(6)        (0.02)(6)       999
    1.45(6)        (0.13)(6)       446
    1.45(6)(8)     (0.30)(6)(8)    706
    1.45(4)(6)      0.26(4)(6)     421


    2.10%          (0.30)%          13%
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(6)        (0.77)(6)       999
    2.10(6)        (0.75)(6)       446
    2.10(6)(8)     (0.98)(6)(8)    706
    2.10(4)(6)     (0.41)(4)(6)    421


    2.10%          (0.30)%          13%
    2.10(4)        (0.40)(4)        20
    2.10            0.09            32
    2.10(6)        (0.68)(6)       999
    2.10(6)        (0.78)(6)       446
    2.10(6)(8)     (0.95)(6)(8)    706
    2.10(4)(6)     (0.40)(4)(6)    421

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)The Fund changed its fiscal year end from October 31 to September 30.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         10/31/03 09/30/04(4) 09/30/05 09/30/06 09/30/07 09/30/08 03/31/09(4)(9)
                                         -------- ----------- -------- -------- -------- -------- --------------
Disciplined Growth Class A..............   0.26%     0.24%      0.38%    0.31%    0.34%    0.25%       0.60%
Disciplined Growth Class B..............   0.23      0.25       0.35     0.37     0.45     0.39        0.96
Disciplined Growth Class C+.............   0.23      0.24       0.33     0.30     0.30     0.24        0.60

(6)Includes expense reimbursements, but excludes expense reductions. If the expense reductions had been applied the ratio of expenses to average net assets would have been lower and the ratio of net investment income to average net assets would have been higher by:

                                         09/30/06 09/30/07 09/30/08 03/31/09(4)(9)
                                         -------- -------- -------- --------------
Disciplined Growth Class A..............   0.04%    0.11%    0.07%       0.08%
Disciplined Growth Class B..............   0.02     0.14     0.07        0.08
Disciplined Growth Class C+.............   0.03     0.12     0.07        0.08

(7)Total Return for each class was increased by 0.38%, 0.40% and 0.40% for Class A, Class B and Class C, respectively, from a reimbursement by an affiliate.
(8)Net of custody credits of 0.01%.
(9)Unaudited
+ Effective February 23, 2004, Class II shares were redesignated to Class C shares.

See Notes to Financial Statements

        SunAmerica Equity Funds
        FINANCIAL HIGHLIGHTS -- (continued)


                                                                        INTERNATIONAL SMALL-CAP FUND
                                                                        ----------------------------
                                           Net gain
                                           (loss) on
                        Net               investments                       Distri-                        Net
                       Asset      Net        (both               Dividends  butions                       Asset
                       Value   investment  realized   Total from  from net   from   Distributions  Total  Value
                     beginning   income       and     investment investment capital  from return  distri- end of   Total
    Period Ended     of period (loss)(1)  unrealized) operations   income    gains   of capital   butions period Return(2)
-------------------- --------- ---------- ----------- ---------- ---------- ------- ------------- ------- ------ ---------
                                                                                  Class A
05/02/06-09/30/06(3)  $12.50     $ 0.00     $(1.45)     $(1.45)    $   --   $   --     $   --     $   --  $11.05  (11.60)%
09/30/07               11.05      (0.04)      2.99        2.95         --       --         --         --   14.00   26.70
09/30/08               14.00      (0.00)     (5.52)      (5.52)        --    (0.13)     (0.01)     (0.14)   8.34  (39.79)
03/31/09(6)             8.34       0.00      (2.69)      (2.69)     (0.00)      --         --      (0.00)   5.65  (32.24)(7)
                                                                                  Class B
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.11)      2.97        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.08)     (5.45)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.21)
03/31/09(6)             8.21      (0.02)     (2.64)      (2.66)        --       --         --         --    5.55  (32.40)(7)
                                                                                  Class C
05/02/06-09/30/06(3)  $12.50     $(0.04)    $(1.44)     $(1.48)    $   --   $   --     $   --     $   --  $11.02  (11.84)%
09/30/07               11.02      (0.12)      2.98        2.86         --       --         --         --   13.88   25.95
09/30/08               13.88      (0.09)     (5.44)      (5.53)        --    (0.13)     (0.01)     (0.14)   8.21  (40.20)
03/31/09(6)             8.21      (0.02)     (2.64)      (2.66)        --       --         --         --    5.55  (32.40)(7)



                          Ratio
  Net                    of net
Assets    Ratio of     investment
end of    expenses    income (loss)
period   to average    to average     Portfolio
(000's) net assets(5) net assets(5)   Turnover
------- ------------- -------------   ---------

$21,557     1.90%(4)       0.08%(4)      55%
 30,845     1.90          (0.30)         70
 16,830     1.90          (0.04)         93
 48,478     1.90(4)        0.04(4)       46

$   583     2.55%(4)       (0.93)%(4)    55%
  1,181     2.55          (0.89)         70
    633     2.55          (0.68)         93
    262     2.55(4)       (0.72)(4)      46

$ 3,363     2.55%(4)      (1.07)%(4)     55%
  5,357     2.55          (0.94)         70
  2,199     2.55          (0.78)         93
  1,004     2.55(4)       (0.75)(4)      46

--------
(1)Calculated based upon average shares outstanding.
(2)Total return is not annualized and does not reflect sales load. Total return does include expense reimbursements and expense reductions.
(3)Commencement of operations.
(4)Annualized
(5)Net of the following expense reimbursements (based on average net assets) (See Note 4):

                                         09/30/06(4) 09/30/07 09/30/08 03/31/09(4)(6)
                                         ----------- -------- -------- --------------
International Small-Cap Class A.........     1.27%     0.45%    0.54%       0.36%
International Small-Cap Class B.........    12.63      2.10     1.53        3.89
International Small-Cap Class C.........     2.88      0.77     0.77        1.47

(6)Unaudited
(7)The Fund's performance was increased by less than 0.01% from gains on disposal of investments in violation of investment restrictions (See Note 4).

See Notes to Financial Statements

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

                 Computers..............................  6.1%
                 Medical-Biomedical/Gene................  5.6
                 Repurchase Agreement...................  4.7
                 Web Portals/ISP........................  4.2
                 Beverages-Non-alcoholic................  4.1
                 Medical Products.......................  3.8
                 Electronic Components-Semiconductors...  3.5
                 Retail-Drug Store......................  3.2
                 Oil Companies-Exploration & Production.  3.1
                 Wireless Equipment.....................  2.8
                 Instruments-Scientific.................  2.6
                 Agricultural Chemicals.................  2.5
                 Retail-Discount........................  2.3
                 Medical-Generic Drugs..................  2.3
                 Networking Products....................  2.2
                 Diversified Banking Institutions.......  2.2
                 Electric Products-Misc.................  2.1
                 Applications Software..................  2.0
                 Enterprise Software/Service............  2.0
                 Commercial Services-Finance............  1.9
                 Aerospace/Defense......................  1.9
                 Oil Companies-Integrated...............  1.8
                 Cosmetics & Toiletries.................  1.7
                 Medical Instruments....................  1.4
                 Retail-Office Supplies.................  1.4
                 Investment Management/Advisor Services.  1.3
                 Diversified Manufacturing Operations...  1.3
                 Data Processing/Management.............  1.3
                 Medical-Drugs..........................  1.2
                 Finance-Investment Banker/Broker.......  1.2
                 Medical-HMO............................  1.2
                 Aerospace/Defense-Equipment............  1.1
                 Retail-Restaurants.....................  1.1
                 Transport-Rail.........................  1.0
                 Electronics-Military...................  1.0
                 Banks-Fiduciary........................  1.0
                 Medical Labs & Testing Services........  1.0
                 Telephone-Integrated...................  1.0
                 X-Ray Equipment........................  1.0
                 Oil-Field Services.....................  1.0
                 Apparel Manufacturers..................  0.9
                 Oil & Gas Drilling.....................  0.9
                 Sector Fund - Financial Services.......  0.9
                 Retail-Apparel/Shoe....................  0.8
                 Retail-Regional Department Stores......  0.7
                 Telecom Equipment-Fiber Optics.........  0.7
                 Internet Security......................  0.6
                 Metal-Diversified......................  0.6
                 Electronic Forms.......................  0.6
                 Retail-Consumer Electronics............  0.6
                 Semiconductor Equipment................  0.5
                 Medical-Wholesale Drug Distribution....  0.5
                 Multimedia.............................  0.5
                 E-Commerce/Services....................  0.5
                 Electronic Measurement Instruments.....  0.4
                 Entertainment Software.................  0.4
                 Cable/Satellite TV.....................  0.2
                                                         ----
                                                         98.4%
                                                         ====

--------
*Calculated as a percentage of net assets

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)

                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 92.8%
        Aerospace/Defense -- 1.9%
          Lockheed Martin Corp.......................  3,950 $  272,669
          Raytheon Co................................  9,700    377,718
                                                             ----------
                                                                650,387
                                                             ----------
        Aerospace/Defense-Equipment -- 1.1%
          United Technologies Corp...................  9,000    386,820
                                                             ----------
        Agricultural Chemicals -- 2.5%
          Monsanto Co................................ 10,193    847,038
                                                             ----------
        Apparel Manufacturers -- 0.9%
          Coach, Inc.+............................... 19,400    323,980
                                                             ----------
        Applications Software -- 2.0%
          Microsoft Corp............................. 37,600    690,712
                                                             ----------
        Banks-Fiduciary -- 1.0%
          The Bank of New York Mellon Corp........... 12,200    344,650
                                                             ----------
        Beverages-Non-alcoholic -- 4.1%
          PepsiCo, Inc............................... 27,492  1,415,288
                                                             ----------
        Cable/Satellite TV -- 0.2%
          Time Warner Cable, Inc.....................  2,175     53,940
                                                             ----------
        Commercial Services-Finance -- 1.9%
          Visa, Inc., Class A........................ 11,850    658,860
                                                             ----------
        Computers -- 6.1%
          Apple, Inc.+...............................  6,750    709,560
          Hewlett-Packard Co......................... 18,000    577,080
          International Business Machines Corp.......  5,400    523,206
          Research In Motion, Ltd.+..................  6,150    264,880
                                                             ----------
                                                              2,074,726
                                                             ----------
        Cosmetics & Toiletries -- 1.7%
          Colgate-Palmolive Co.......................  5,200    306,696
          Procter & Gamble Co........................  5,900    277,831
                                                             ----------
                                                                584,527
                                                             ----------
        Data Processing/Management -- 1.3%
          Fiserv, Inc.+.............................. 11,800    430,228
                                                             ----------
        Diversified Banking Institutions -- 2.2%
          JPMorgan Chase & Co........................ 12,100    321,618
          The Goldman Sachs Group, Inc...............  4,000    424,080
                                                             ----------
                                                                745,698
                                                             ----------
        Diversified Manufacturing Operations -- 1.3%
          Danaher Corp...............................  6,900    374,118
          Dover Corp.................................  2,900     76,502
                                                             ----------
                                                                450,620
                                                             ----------
        E-Commerce/Services -- 0.5%
          eBay, Inc.+................................ 13,000    163,280
                                                             ----------
        Electric Products-Misc. -- 2.1%
          AMETEK, Inc................................ 14,104    441,032
          Emerson Electric Co........................  9,100    260,078
                                                             ----------
                                                                701,110
                                                             ----------
        Electronic Components-Semiconductors -- 3.5%
          Broadcom Corp., Class A+................... 10,700    213,786
          Intel Corp................................. 51,204    770,620

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       Electronic Components-Semiconductors (continued)
         Texas Instruments, Inc....................... 12,100 $  199,771
                                                              ----------
                                                               1,184,177
                                                              ----------
       Electronic Forms -- 0.6%
         Adobe Systems, Inc.+.........................  9,223    197,280
                                                              ----------
       Electronic Measurement Instruments -- 0.4%
         Agilent Technologies, Inc.+..................  9,300    142,941
                                                              ----------
       Electronics-Military -- 1.0%
         L-3 Communications Holdings, Inc.............  5,100    345,780
                                                              ----------
       Enterprise Software/Service -- 2.0%
         Oracle Corp.+................................ 37,100    670,397
                                                              ----------
       Entertainment Software -- 0.4%
         Electronic Arts, Inc.+.......................  6,634    120,672
                                                              ----------
       Finance-Investment Banker/Broker -- 1.2%
         The Charles Schwab Corp...................... 26,700    413,850
                                                              ----------
       Instruments-Scientific -- 2.6%
         Thermo Fisher Scientific, Inc.+.............. 24,783    884,010
                                                              ----------
       Internet Security -- 0.6%
         McAfee, Inc.+................................  6,400    214,400
                                                              ----------
       Investment Management/Advisor Services -- 1.3%
         Invesco, Ltd................................. 33,300    461,538
                                                              ----------
       Medical Instruments -- 1.4%
         Medtronic, Inc............................... 16,600    489,202
                                                              ----------
       Medical Labs & Testing Services -- 1.0%
         Laboratory Corp. of America Holdings+........  5,700    333,393
                                                              ----------
       Medical Products -- 3.8%
         Baxter International, Inc....................  6,900    353,418
         Johnson & Johnson............................ 12,000    631,200
         Zimmer Holdings, Inc.+.......................  8,850    323,025
                                                              ----------
                                                               1,307,643
                                                              ----------
       Medical-Biomedical/Gene -- 5.6%
         Amgen, Inc.+.................................  3,200    158,464
         Celgene Corp.+...............................  8,300    368,520
         Genzyme Corp.+...............................  8,800    522,632
         Gilead Sciences, Inc.+....................... 18,800    870,816
                                                              ----------
                                                               1,920,432
                                                              ----------
       Medical-Drugs -- 1.2%
         Abbott Laboratories..........................  8,900    424,530
                                                              ----------
       Medical-Generic Drugs -- 2.3%
         Mylan, Inc.+................................. 35,200    472,032
         Teva Pharmaceutical Industries, Ltd. ADR.....  6,714    302,466
                                                              ----------
                                                                 774,498
                                                              ----------
       Medical-HMO -- 1.2%
         UnitedHealth Group, Inc...................... 19,200    401,856
                                                              ----------
       Medical-Wholesale Drug Distribution -- 0.5%
         Cardinal Health, Inc.........................  5,400    169,992
                                                              ----------
       Metal-Diversified -- 0.6%
         Freeport-McMoRan Copper & Gold, Inc..........  5,600    213,416
                                                              ----------

        SunAmerica Blue Chip Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                             Market
                                                             Value
                   Security Description             Shares  (Note 3)
         -------------------------------------------------------------
         COMMON STOCK (continued)
         Multimedia -- 0.5%
           Time Warner, Inc........................  8,566 $   165,324
                                                           -----------
         Networking Products -- 2.2%
           Cisco Systems, Inc.+.................... 45,000     754,650
                                                           -----------
         Oil & Gas Drilling -- 0.9%
           Transocean, Ltd.+.......................  5,492     323,149
                                                           -----------
         Oil Companies-Exploration & Production -- 3.1%
           Apache Corp.............................  1,500      96,135
           Devon Energy Corp.......................  2,600     116,194
           Occidental Petroleum Corp...............  4,400     244,860
           Ultra Petroleum Corp.+..................  4,400     157,916
           XTO Energy, Inc......................... 14,400     440,928
                                                           -----------
                                                             1,056,033
                                                           -----------
         Oil Companies-Integrated -- 1.8%
           Exxon Mobil Corp........................  9,100     619,710
                                                           -----------
         Oil-Field Services -- 1.0%
           Schlumberger, Ltd.......................  8,000     324,960
                                                           -----------
         Retail-Apparel/Shoe -- 0.8%
           American Eagle Outfitters, Inc.......... 22,500     275,400
                                                           -----------
         Retail-Consumer Electronics -- 0.6%
           Best Buy Co., Inc.......................  5,000     189,800
                                                           -----------
         Retail-Discount -- 2.3%
           Target Corp.............................  5,700     196,023
           Wal-Mart Stores, Inc.................... 11,600     604,360
                                                           -----------
                                                               800,383
                                                           -----------
         Retail-Drug Store -- 3.2%
           CVS Caremark Corp....................... 39,702   1,091,408
                                                           -----------
         Retail-Office Supplies -- 1.4%
           Staples, Inc............................ 25,700     465,427
                                                           -----------
         Retail-Regional Department Stores -- 0.7%
           Kohl's Corp.+...........................  5,500     232,760
                                                           -----------
         Retail-Restaurants -- 1.1%
           McDonald's Corp.........................  6,600     360,162
                                                           -----------
         Semiconductor Equipment -- 0.5%
           ASML Holding NV......................... 10,400     182,104
                                                           -----------
         Telecom Equipment-Fiber Optics -- 0.7%
           Corning, Inc............................ 17,300     229,571
                                                           -----------
         Telephone-Integrated -- 1.0%
           AT&T, Inc............................... 13,200     332,640
                                                           -----------
         Transport-Rail -- 1.0%
           Union Pacific Corp......................  8,600     353,546
                                                           -----------
         Web Portals/ISP -- 4.2%
           Google, Inc., Class A+..................  4,150   1,444,449
                                                           -----------
         Wireless Equipment -- 2.8%
           QUALCOMM, Inc........................... 24,750     963,023
                                                           -----------
         X-Ray Equipment -- 1.0%
           Hologic, Inc.+.......................... 25,000     327,250
                                                           -----------
         Total Common Stock
            (cost $39,981,975).....................         31,683,620
                                                           -----------

                                                  Shares/     Market
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
        ---------------------------------------------------------------
        EXCHANGE-TRADED FUNDS -- 0.9%
        Sector Fund-Financial Services -- 0.9%
          Financial Select Sector SPDR Fund
           (cost $330,583).....................     36,615  $   322,578
                                                            -----------
        Total Long-Term Investment Securities
           (cost $40,312,558)..................              32,006,198
                                                            -----------
        REPURCHASE AGREEMENT -- 4.7%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)
           (cost $1,600,000)................... $1,600,000    1,600,000
                                                            -----------
        TOTAL INVESTMENTS
           (cost $41,912,558)(2)...............       98.4%  33,606,198
        Other assets less liabilities..........        1.6      544,368
                                                ----------  -----------
        NET ASSETS                                   100.0% $34,150,566
                                                ==========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Growth Opportunities Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

              Repurchase Agreements........................  27.4%
              Commercial Services-Finance..................  12.9
              Medical-Outpatient/Home Medical..............   3.7
              Medical-Generic Drugs........................   3.6
              Physical Therapy/Rehabilitation Centers......   3.2
              Data Processing/Management...................   3.0
              Telecommunication Equipment..................   2.7
              Food-Misc....................................   2.6
              Hazardous Waste Disposal.....................   2.5
              Medical Labs & Testing Services..............   2.2
              Oil Companies-Exploration & Production.......   2.1
              Food-Confectionery...........................   2.0
              Telecom Services.............................   2.0
              Consulting Services..........................   1.9
              Semiconductor Components-Integrated Circuits.   1.8
              Dialysis Centers.............................   1.7
              Medical Instruments..........................   1.7
              Food-Wholesale/Distribution..................   1.6
              Aerospace/Defense-Equipment..................   1.6
              Transport-Services...........................   1.6
              Brewery......................................   1.4
              Physicians Practice Management...............   1.4
              E-Commerce/Services..........................   1.4
              Enterprise Software/Service..................   1.4
              Metal Processors & Fabrication...............   1.2
              Apparel Manufacturers........................   1.2
              Computer Services............................   1.1
              Commercial Services..........................   1.1
              Medical-Biomedical/Gene......................   1.0
              Instruments-Scientific.......................   1.0
              Lasers-System/Components.....................   0.9
              Private Corrections..........................   0.9
              Consumer Products-Misc.......................   0.8
              Medical-Nursing Homes........................   0.8
              Computers-Integrated Systems.................   0.8
              Computer Aided Design........................   0.7
              Human Resources..............................   0.6
              Insurance-Multi-line.........................   0.5
              Semiconductor Equipment......................   0.5
              Beverages-Wine/Spirits.......................   0.5
              Footwear & Related Apparel...................   0.4
              Banks-Commercial.............................   0.2
                                                            -----
                                                            101.6%
                                                            =====

--------
*Calculated as a percentage of net assets

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)

                                                             Market
                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 74.2%
           Aerospace/Defense-Equipment -- 1.6%
             Orbital Sciences Corp.+............... 29,600 $  351,944
                                                           ----------
           Apparel Manufacturers -- 1.2%
             Coach, Inc.+.......................... 11,900    198,730
             Polo Ralph Lauren Corp................  1,400     59,150
                                                           ----------
                                                              257,880
                                                           ----------
           Banks-Commercial -- 0.2%
             SVB Financial Group+..................  2,700     54,027
                                                           ----------
           Beverages-Wine/Spirits -- 0.5%
             Central European Distribution Corp.+.. 10,100    108,676
                                                           ----------
           Brewery -- 1.4%
             Molson Coors Brewing Co., Class B.....  9,200    315,376
                                                           ----------
           Commercial Services -- 1.1%
             Team, Inc.+........................... 20,000    234,400
                                                           ----------
           Commercial Services-Finance -- 12.9%
             Equifax, Inc.......................... 33,900    828,855
             Global Payments, Inc.................. 23,184    774,577
             Jackson Hewitt Tax Service, Inc....... 21,900    114,318
             The Western Union Co.................. 62,400    784,368
             TNS, Inc.+............................ 42,400    346,832
                                                           ----------
                                                            2,848,950
                                                           ----------
           Computer Aided Design -- 0.7%
             Parametric Technology Corp.+.......... 16,000    159,680
                                                           ----------
           Computer Services -- 1.1%
             CACI International, Inc., Class A+....  6,700    244,483
                                                           ----------
           Computers-Integrated Systems -- 0.8%
             Diebold, Inc..........................  7,900    168,665
                                                           ----------
           Consulting Services -- 1.9%
             CRA International, Inc.+.............. 18,200    343,616
             Huron Consulting Group, Inc.+.........  1,800     76,374
                                                           ----------
                                                              419,990
                                                           ----------
           Consumer Products-Misc. -- 0.8%
             Tupperware Brands Corp................ 10,400    176,696
                                                           ----------
           Data Processing/Management -- 3.0%
             Fiserv, Inc.+......................... 18,300    667,218
                                                           ----------
           Dialysis Centers -- 1.7%
             DaVita, Inc.+.........................  8,700    382,365
                                                           ----------
           E-Commerce/Services -- 1.4%
             IAC/InterActive Corp.+................ 20,700    315,261
                                                           ----------
           Enterprise Software/Service -- 1.4%
             Lawson Software, Inc.+................ 23,800    101,150
             ManTech International Corp., Class A+.  4,751    199,067
                                                           ----------
                                                              300,217
                                                           ----------
           Food-Confectionery -- 2.0%
             The J.M. Smucker Co................... 12,000    447,240
                                                           ----------
           Food-Misc. -- 2.6%
             Hain Celestial Group, Inc.+........... 40,700    579,568
                                                           ----------

                                                               Market
                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         Food-Wholesale/Distribution -- 1.6%
           Spartan Stores, Inc........................ 23,500 $362,135
                                                              --------
         Footwear & Related Apparel -- 0.4%
           Deckers Outdoor Corp.+.....................  1,500   79,560
                                                              --------
         Hazardous Waste Disposal -- 2.5%
           Stericycle, Inc.+.......................... 11,550  551,282
                                                              --------
         Human Resources -- 0.6%
           Emergency Medical Services Corp., Class A+.  4,000  125,560
                                                              --------
         Instruments-Scientific -- 1.0%
           FEI Co.+................................... 14,300  220,649
                                                              --------
         Insurance-Multi-line -- 0.5%
           HCC Insurance Holdings, Inc................  4,700  118,393
                                                              --------
         Lasers-System/Components -- 0.9%
           Coherent, Inc.+............................ 11,300  194,925
                                                              --------
         Medical Instruments -- 1.7%
           CONMED Corp.+.............................. 25,600  368,896
                                                              --------
         Medical Labs & Testing Services -- 2.2%
           Laboratory Corp. of America Holdings+......  8,200  479,618
                                                              --------
         Medical-Biomedical/Gene -- 1.0%
           Emergent Biosolutions, Inc.+............... 16,700  225,617
                                                              --------
         Medical-Generic Drugs -- 3.6%
           Perrigo Co................................. 31,800  789,594
                                                              --------
         Medical-Nursing Homes -- 0.8%
           Sun Healthcare Group, Inc.+................ 20,800  175,552
                                                              --------
         Medical-Outpatient/Home Medical -- 3.7%
           Air Methods Corp.+......................... 21,033  355,668
           Amsurg Corp.+.............................. 20,000  317,000
           Lincare Holdings, Inc.+....................  6,300  137,340
                                                              --------
                                                               810,008
                                                              --------
         Metal Processors & Fabrication -- 1.2%
           RBC Bearings, Inc.+........................ 17,900  273,512
                                                              --------
         Oil Companies-Exploration & Production -- 2.1%
           Comstock Resources, Inc.+..................  2,600   77,480
           McMoRan Exploration Co.+................... 23,100  108,570
           W&T Offshore, Inc.......................... 43,000  264,450
                                                              --------
                                                               450,500
                                                              --------
         Physical Therapy/Rehabilitation Centers -- 3.2%
           Psychiatric Solutions, Inc.+............... 45,000  707,850
                                                              --------
         Physicians Practice Management -- 1.4%
           MEDNAX, Inc.+.............................. 10,700  315,329
                                                              --------
         Private Corrections -- 0.9%
           The Geo Group, Inc.+....................... 14,100  186,825
                                                              --------
         Semiconductor Components-Integrated Circuits -- 1.8%
           Emulex Corp.+.............................. 50,400  253,512
           Integrated Device Technology, Inc.+........ 30,400  138,320
                                                              --------
                                                               391,832
                                                              --------
         Semiconductor Equipment -- 0.5%
           Verigy, Ltd.+.............................. 13,500  111,375
                                                              --------

        SunAmerica Growth Opportunities Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                 Shares/      Market
                                                Principal     Value
                Security Description             Amount      (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK (continued)
        Telecom Services -- 2.0%
          Amdocs, Ltd.+.......................     23,200  $   429,664
                                                           -----------
        Telecommunication Equipment -- 2.7%
          ADC Telecommunications, Inc.+.......     23,700      104,043
          Comtech Telecommunications Corp.+...     19,696      487,870
                                                           -----------
                                                               591,913
                                                           -----------
        Transport-Services -- 1.6%
          Hub Group, Inc., Class A+...........     20,700      351,900
                                                           -----------
        Total Long-Term Investment Securities
           (cost $16,104,808).................              16,345,125
                                                           -----------
        REPURCHASE AGREEMENTS -- 27.4%
          State Street Bank & Trust Co.
           Joint Repurchase Agreement(1)...... $5,000,000    5,000,000
          UBS Securities, LLC
           Joint Repurchase Agreement(1)......  1,023,000    1,023,000
                                                           -----------
        Total Repurchase Agreements
           (cost $6,023,000)..................               6,023,000
                                                           -----------
        TOTAL INVESTMENTS
           (cost $22,127,808)(2)..............      101.6%  22,368,125
        Liabilities in excess of other assets.       (1.6)    (355,370)
                                               ----------  -----------
        NET ASSETS                                  100.0% $22,012,755
                                               ==========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreements.
(2)See Note 7 for cost of investment on a tax basis.

See Notes to Financial Statements

        SunAmerica New Century Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

               Schools...................................... 3.9%
               Oil Companies-Exploration & Production....... 3.0
               Diversified Manufacturing Operations......... 3.0
               Applications Software........................ 2.8
               Apparel Manufacturers........................ 2.8
               Food-Misc.................................... 2.7
               Semiconductor Components-Integrated Circuits. 2.7
               Finance-Investment Banker/Broker............. 2.5
               Medical-Generic Drugs........................ 2.5
               Oil Companies-Integrated..................... 2.3
               Soap & Cleaning Preparation.................. 2.2
               Research & Development....................... 2.1
               Repurchase Agreement......................... 2.0
               Semiconductor Equipment...................... 1.8
               Retail-Apparel/Shoe.......................... 1.7
               Footwear & Related Apparel................... 1.6
               Medical Labs & Testing Services.............. 1.6
               Commercial Services-Finance.................. 1.6
               Electric Products-Misc....................... 1.6
               Athletic Footwear............................ 1.6
               Beverages-Non-alcoholic...................... 1.5
               Pharmacy Services............................ 1.5
               Retail-Restaurants........................... 1.5
               Gold Mining.................................. 1.5
               Chemicals-Diversified........................ 1.5
               E-Commerce/Services.......................... 1.5
               Medical-Biomedical/Gene...................... 1.5
               Retail-Major Department Stores............... 1.5
               Transport-Truck.............................. 1.5
               Agricultural Chemicals....................... 1.5
               Wireless Equipment........................... 1.5
               Machinery-Construction & Mining.............. 1.5
               Oil & Gas Drilling........................... 1.4
               Therapeutics................................. 1.4
               Electric-Integrated.......................... 1.4
               Insurance-Multi-line......................... 1.4
               Medical-Drugs................................ 1.4
               Casino Services.............................. 1.4
               Internet Security............................ 1.3
               Enterprise Software/Service.................. 1.3
               Data Processing/Management................... 1.3
               Medical Instruments.......................... 1.3
               Sector Fund - Financial Services............. 1.2
               Aerospace/Defense-Equipment.................. 1.2
               Telecom Services............................. 1.2
               Telephone-Integrated......................... 1.1
               Networking Products.......................... 1.1
               Electronic Measurement Instruments........... 1.0
               Food-Wholesale/Distribution.................. 1.0
               Transport-Rail............................... 1.0
               Investment Management/Advisor Services....... 1.0
               Metal Processors & Fabrication............... 1.0
               Transport-Services........................... 1.0
               Instruments-Scientific....................... 1.0
               Steel-Producers.............................. 1.0
               Hazardous Waste Disposal..................... 0.9
               Electronic Components-Semiconductors......... 0.9
               Banks-Commercial............................. 0.8
               Diversified Banking Institutions............. 0.8
               Hotels/Motels................................ 0.7

                      Vitamins & Nutrition Products.  0.3%
                      Human Resources...............  0.3
                                                     ----
                                                     96.1%
                                                     ====

--------
*Calculated as a percentage of net assets

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)


                                                               Market
                                                               Value
                     Security Description              Shares (Note 3)
         -------------------------------------------------------------
         COMMON STOCK -- 92.9%
         Aerospace/Defense-Equipment -- 1.2%
           Argon ST, Inc.+............................ 18,500 $350,945
                                                              --------
         Agricultural Chemicals -- 1.5%
           Potash Corp. of Saskatchewan...............  5,400  436,374
                                                              --------
         Apparel Manufacturers -- 2.8%
           Coach, Inc.+............................... 25,900  432,530
           True Religion Apparel, Inc.+............... 32,300  381,463
                                                              --------
                                                               813,993
                                                              --------
         Applications Software -- 2.8%
           Citrix Systems, Inc.+...................... 14,900  337,336
           Intuit, Inc.+.............................. 17,900  483,300
                                                              --------
                                                               820,636
                                                              --------
         Athletic Footwear -- 1.6%
           NIKE, Inc., Class B........................  9,800  459,522
                                                              --------
         Banks-Commercial -- 0.8%
           First Horizon National Corp................ 20,880  224,251
                                                              --------
         Beverages-Non-alcoholic -- 1.5%
           Coca-Cola Enterprises, Inc................. 34,600  456,374
                                                              --------
         Casino Services -- 1.4%
           International Game Technology.............. 43,800  403,836
                                                              --------
         Chemicals-Diversified -- 1.5%
           E.I. du Pont de Nemours & Co............... 20,100  448,833
                                                              --------
         Commercial Services-Finance -- 1.6%
           H&R Block, Inc............................. 25,500  463,845
                                                              --------
         Data Processing/Management -- 1.3%
           Fiserv, Inc.+.............................. 10,200  371,892
                                                              --------
         Diversified Banking Institutions -- 0.8%
           Morgan Stanley.............................  9,800  223,146
                                                              --------
         Diversified Manufacturing Operations -- 3.0%
           ITT Corp................................... 11,100  427,017
           Pentair, Inc............................... 20,700  448,569
                                                              --------
                                                               875,586
                                                              --------
         E-Commerce/Services -- 1.5%
           IAC/InterActive Corp.+..................... 29,300  446,239
                                                              --------
         Electric Products-Misc. -- 1.6%
           AMETEK, Inc................................ 14,700  459,669
                                                              --------
         Electric-Integrated -- 1.4%
           FPL Group, Inc.............................  8,200  415,986
                                                              --------
         Electronic Components-Semiconductors -- 0.9%
           Intersil Corp., Class A.................... 23,800  273,700
                                                              --------
         Electronic Measurement Instruments -- 1.0%
           Agilent Technologies, Inc.+................ 20,000  307,400
                                                              --------
         Enterprise Software/Service -- 1.3%
           ManTech International Corp., Class A+......  9,000  377,100
                                                              --------
         Finance-Investment Banker/Broker -- 2.5%
           TD Ameritrade Holding Corp.+............... 35,900  495,779
           The Charles Schwab Corp.................... 16,100  249,550
                                                              --------
                                                               745,329
                                                              --------

                                                             Market
                                                             Value
                     Security Description            Shares (Note 3)
            --------------------------------------------------------
            Food-Misc. -- 2.7%
              American Italian Pasta Co., Class A+.. 10,508 $365,784
              Cal-Maine Foods, Inc.................. 12,572  281,487
              Hain Celestial Group, Inc.+........... 10,400  148,096
                                                            --------
                                                             795,367
                                                            --------
            Food-Wholesale/Distribution -- 1.0%
              Spartan Stores, Inc................... 19,500  300,495
                                                            --------
            Footwear & Related Apparel -- 1.6%
              Steven Madden, Ltd.+.................. 25,700  482,646
                                                            --------
            Gold Mining -- 1.5%
              Barrick Gold Corp..................... 13,900  450,638
                                                            --------
            Hazardous Waste Disposal -- 0.9%
              Stericycle, Inc.+.....................  5,800  276,834
                                                            --------
            Hotel/Motels -- 0.7%
              Marriott International, Inc., Class A. 13,200  215,952
                                                            --------
            Human Resources -- 0.3%
              MPS Group, Inc.+...................... 14,300   85,085
                                                            --------
            Instruments-Scientific -- 1.0%
              FEI Co.+.............................. 18,400  283,912
                                                            --------
            Insurance-Multi-line -- 1.4%
              MetLife, Inc.......................... 18,200  414,414
                                                            --------
            Internet Security -- 1.3%
              Symantec Corp.+....................... 25,300  377,982
                                                            --------
            Investment Management/Advisor Services -- 1.0%
              T. Rowe Price Group, Inc.............. 10,200  294,372
                                                            --------
            Machinery-Construction & Mining -- 1.5%
              Bucyrus International, Inc............ 19,500  296,010
              Joy Global, Inc.......................  6,300  134,190
                                                            --------
                                                             430,200
                                                            --------
            Medical Instruments -- 1.3%
              St. Jude Medical, Inc.+............... 10,200  370,566
                                                            --------
            Medical Labs & Testing Services -- 1.6%
              Quest Diagnostics, Inc................  9,800  465,304
                                                            --------
            Medical-Biomedical/Gene -- 1.5%
              Genzyme Corp.+........................  7,500  445,425
                                                            --------
            Medical-Drugs -- 1.4%
              Cephalon, Inc.+.......................  6,000  408,600
                                                            --------
            Medical-Generic Drugs -- 2.5%
              Mylan, Inc.+.......................... 22,100  296,361
              Perrigo Co............................ 17,800  441,974
                                                            --------
                                                             738,335
                                                            --------
            Metal Processors & Fabrication -- 1.0%
              Precision Castparts Corp..............  4,900  293,510
                                                            --------
            Networking Products -- 1.1%
              Juniper Networks, Inc.+............... 20,600  310,236
                                                            --------
            Oil & Gas Drilling -- 1.4%
              Transocean, Ltd.+.....................  7,200  423,648
                                                            --------

        SunAmerica New Century Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
         ---------------------------------------------------------------
         COMMON STOCK (continued)
         Oil Companies-Exploration & Production -- 3.0%
           Comstock Resources, Inc.+.................  8,800  $  262,240
           Range Resources Corp......................  7,000     288,120
           Southwestern Energy Co.+.................. 11,600     344,404
                                                              ----------
                                                                 894,764
                                                              ----------
         Oil Companies-Integrated -- 2.3%
           Hess Corp.................................  5,900     319,780
           Murphy Oil Corp...........................  8,300     371,591
                                                              ----------
                                                                 691,371
                                                              ----------
         Pharmacy Services -- 1.5%
           Express Scripts, Inc.+....................  9,800     452,466
                                                              ----------
         Research & Development -- 2.1%
           Pharmaceutical Product Development, Inc... 25,600     607,232
                                                              ----------
         Retail-Apparel/Shoe -- 1.7%
           The Gap, Inc.............................. 38,400     498,816
                                                              ----------
         Retail-Major Department Stores -- 1.5%
           TJX Companies, Inc........................ 17,200     441,008
                                                              ----------
         Retail-Restaurants -- 1.5%
           Yum! Brands, Inc.......................... 16,400     450,672
                                                              ----------
         Schools -- 3.9%
           Apollo Group, Inc., Class A+..............  6,500     509,145
           Capella Education Co.+....................  8,200     434,600
           DeVry, Inc................................  4,300     207,174
                                                              ----------
                                                               1,150,919
                                                              ----------
         Semiconductor Components-Integrated Circuits -- 2.7%
           Marvell Technology Group, Ltd.+........... 50,700     464,412
           Maxim Integrated Products, Inc............ 24,000     317,040
                                                              ----------
                                                                 781,452
                                                              ----------
         Semiconductor Equipment -- 1.8%
           ASML Holding NV........................... 30,100     527,051
                                                              ----------
         Soap & Cleaning Preparation -- 2.2%
           Church & Dwight Co., Inc.................. 12,200     637,206
                                                              ----------
         Steel-Producers -- 1.0%
           Steel Dynamics, Inc....................... 32,200     283,682
                                                              ----------
         Telecom Services -- 1.2%
           Amdocs, Ltd.+............................. 18,900     350,028
                                                              ----------
         Telephone-Integrated -- 1.1%
           Windstream Corp........................... 40,900     329,654
                                                              ----------
         Therapeutics -- 1.4%
           BioMarin Pharmaceutical, Inc.+............ 34,200     422,370
                                                              ----------
         Transport-Rail -- 1.0%
           Union Pacific Corp........................  7,200     295,992
                                                              ----------
         Transport-Services -- 1.0%
           C.H. Robinson Worldwide, Inc..............  6,400     291,904
                                                              ----------
         Transport-Truck -- 1.5%
           Landstar System, Inc...................... 13,132     439,528
                                                              ----------
         Vitamins & Nutrition Products -- 0.3%
           NBTY, Inc.+...............................  6,300      88,704
                                                              ----------

                                                  Shares/    Market
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
         -------------------------------------------------------------
         Wireless Equipment -- 1.5%
           American Tower Corp., Class A+.......   14,200  $   432,106
                                                           -----------
         Total Common Stock
            (cost $27,377,456)..................            27,305,102
                                                           -----------
         EXCHANGE-TRADED FUNDS -- 1.2%
         Sector Fund-Financial Services -- 1.2%
           SPDR KBW Regional Banking ETF
            (cost $363,392).....................   18,519      355,935
                                                           -----------
         Total Long-Term Investment Securities
            (cost $27,740,848)..................            27,661,037
                                                           -----------
         REPURCHASE AGREEMENT -- 2.0%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $600,000)..................... $600,000      600,000
                                                           -----------
         TOTAL INVESTMENTS
            (cost $28,340,848)(2)...............     96.1%  28,261,037
         Other assets less liabilities..........      3.9    1,141,472
                                                 --------  -----------
         NET ASSETS                                 100.0% $29,402,509
                                                 ========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investments on a tax basis.
ETF --Exchange-Traded Fund

See Notes to Financial Statements

        SunAmerica Growth and Income Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

                 Oil Companies-Integrated............... 14.0%
                 Medical-Drugs..........................  6.8
                 Electric-Integrated....................  4.6
                 Diversified Banking Institutions.......  4.3
                 Telephone-Integrated...................  4.2
                 Computers..............................  3.5
                 Beverages-Non-alcoholic................  3.4
                 Medical Products.......................  3.2
                 Multimedia.............................  3.1
                 Aerospace/Defense-Equipment............  3.0
                 Diversified Manufacturing Operations...  2.9
                 Food-Misc..............................  2.8
                 E-Commerce/Services....................  2.6
                 Applications Software..................  2.2
                 Cosmetics & Toiletries.................  2.0
                 Wireless Equipment.....................  1.8
                 Enterprise Software/Service............  1.8
                 Retail-Discount........................  1.8
                 Retail-Apparel/Shoe....................  1.8
                 Electronic Components-Semiconductors...  1.8
                 Networking Products....................  1.7
                 Medical-HMO............................  1.6
                 Repurchase Agreement...................  1.6
                 Apparel Manufacturers..................  1.5
                 Retail-Drug Store......................  1.5
                 Transport-Rail.........................  1.4
                 Non-Hazardous Waste Disposal...........  1.4
                 Electronics-Military...................  1.4
                 Pharmacy Services......................  1.4
                 Medical-Generic Drugs..................  1.3
                 Industrial Gases.......................  1.3
                 Web Portals/ISP........................  1.3
                 Finance-Investment Banker/Broker.......  1.3
                 Banks-Commercial.......................  1.2
                 Investment Management/Advisor Services.  1.2
                 Medical-Biomedical/Gene................  1.1
                 Banks-Fiduciary........................  1.1
                 Gold Mining............................  1.1
                 Banks-Super Regional...................  1.0
                                                         ----
                                                         97.0%
                                                         ====

--------
*Calculated as a percentage of net assets

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)

                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 95.4%
        Aerospace/Defense-Equipment -- 3.0%
          Goodrich Corp.............................. 17,587 $  666,372
          United Technologies Corp................... 15,200    653,296
                                                             ----------
                                                              1,319,668
                                                             ----------
        Apparel Manufacturers -- 1.5%
          Coach, Inc.+............................... 40,000    668,000
                                                             ----------
        Applications Software -- 2.2%
          Microsoft Corp............................. 52,900    971,773
                                                             ----------
        Banks-Commercial -- 1.2%
          First Horizon National Corp................ 49,280    529,267
                                                             ----------
        Banks-Fiduciary -- 1.1%
          State Street Corp.......................... 16,000    492,480
                                                             ----------
        Banks-Super Regional -- 1.0%
          Wells Fargo & Co........................... 30,000    427,200
                                                             ----------
        Beverages-Non-alcoholic -- 3.4%
          PepsiCo, Inc............................... 14,700    756,756
          The Coca-Cola Co........................... 16,100    707,595
                                                             ----------
                                                              1,464,351
                                                             ----------
        Computers -- 3.5%
          Hewlett-Packard Co......................... 17,200    551,432
          International Business Machines Corp....... 10,000    968,900
                                                             ----------
                                                              1,520,332
                                                             ----------
        Cosmetics & Toiletries -- 2.0%
          Procter & Gamble Co........................ 18,400    866,456
                                                             ----------
        Diversified Banking Institutions -- 4.3%
          Bank of America Corp....................... 79,200    540,144
          Citigroup, Inc............................. 90,000    227,700
          JPMorgan Chase & Co........................ 23,500    624,630
          Morgan Stanley............................. 21,000    478,170
                                                             ----------
                                                              1,870,644
                                                             ----------
        Diversified Manufacturing Operations -- 2.9%
          General Electric Co........................ 60,500    611,655
          Honeywell International, Inc............... 22,500    626,850
                                                             ----------
                                                              1,238,505
                                                             ----------
        E-Commerce/Services -- 2.6%
          eBay, Inc.+................................ 35,000    439,600
          IAC/InterActive Corp.+..................... 45,000    685,350
                                                             ----------
                                                              1,124,950
                                                             ----------
        Electric-Integrated -- 4.6%
          FPL Group, Inc............................. 15,600    791,388
          PG&E Corp.................................. 15,100    577,122
          Xcel Energy, Inc........................... 33,500    624,105
                                                             ----------
                                                              1,992,615
                                                             ----------
        Electronic Components-Semiconductors -- 1.8%
          Intel Corp................................. 51,000    767,550
                                                             ----------
        Electronics-Military -- 1.4%
          L-3 Communications Holdings, Inc...........  9,000    610,200
                                                             ----------
        Enterprise Software/Service -- 1.8%
          Oracle Corp.+.............................. 43,900    793,273
                                                             ----------

                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       Finance-Investment Banker/Broker -- 1.3%
         The Charles Schwab Corp...................... 35,000 $  542,500
                                                              ----------
       Food-Misc. -- 2.8%
         H.J. Heinz Co................................ 17,000    562,020
         Kraft Foods, Inc., Class A................... 29,000    646,410
                                                              ----------
                                                               1,208,430
                                                              ----------
       Gold Mining -- 1.1%
         Barrick Gold Corp............................ 15,000    486,300
                                                              ----------
       Industrial Gases -- 1.3%
         Air Products & Chemicals, Inc................ 10,000    562,500
                                                              ----------
       Investment Management/Advisor Services -- 1.2%
         Invesco, Ltd................................. 37,300    516,978
                                                              ----------
       Medical Products -- 3.2%
         Johnson & Johnson............................ 16,100    846,860
         Zimmer Holdings, Inc.+....................... 15,000    547,500
                                                              ----------
                                                               1,394,360
                                                              ----------
       Medical-Biomedical/Gene -- 1.1%
         Amgen, Inc.+................................. 10,000    495,200
                                                              ----------
       Medical-Drugs -- 6.8%
         Abbott Laboratories.......................... 14,500    691,650
         Eli Lilly & Co............................... 14,600    487,786
         Merck & Co., Inc............................. 23,200    620,600
         Pfizer, Inc.................................. 47,050    640,821
         Wyeth........................................ 11,600    499,264
                                                              ----------
                                                               2,940,121
                                                              ----------
       Medical-Generic Drugs -- 1.3%
         Teva Pharmaceutical Industries, Ltd. ADR..... 12,500    563,125
                                                              ----------
       Medical-HMO -- 1.6%
         UnitedHealth Group, Inc...................... 34,000    711,620
                                                              ----------
       Multimedia -- 3.1%
         Liberty Media Corp.-Entertainment, Series A+. 33,000    658,350
         The Walt Disney Co........................... 38,300    695,528
                                                              ----------
                                                               1,353,878
                                                              ----------
       Networking Products -- 1.7%
         Cisco Systems, Inc.+......................... 42,500    712,725
                                                              ----------
       Non-Hazardous Waste Disposal -- 1.4%
         Waste Management, Inc........................ 24,000    614,400
                                                              ----------
       Oil Companies-Integrated -- 14.0%
         Chevron Corp................................. 21,800  1,465,832
         ConocoPhillips............................... 43,000  1,683,880
         Exxon Mobil Corp............................. 22,000  1,498,200
         Marathon Oil Corp............................ 53,800  1,414,402
                                                              ----------
                                                               6,062,314
                                                              ----------
       Pharmacy Services -- 1.4%
         Express Scripts, Inc.+....................... 13,000    600,210
                                                              ----------
       Retail-Apparel/Shoe -- 1.8%
         The Gap, Inc................................. 60,000    779,400
                                                              ----------
       Retail-Discount -- 1.8%
         Wal-Mart Stores, Inc......................... 15,000    781,500
                                                              ----------

        SunAmerica Growth and Income Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                  Shares/    Market
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
          ------------------------------------------------------------
          COMMON STOCK (continued)
          Retail-Drug Store -- 1.5%
            CVS Caremark Corp...................   23,600  $   648,764
                                                           -----------
          Telephone-Integrated -- 4.2%
            AT&T, Inc...........................   38,000      957,600
            Verizon Communications, Inc.........   28,400      857,680
                                                           -----------
                                                             1,815,280
                                                           -----------
          Transport-Rail -- 1.4%
            Union Pacific Corp..................   15,000      616,650
                                                           -----------
          Web Portals/ISP -- 1.3%
            Google, Inc., Class A+..............    1,600      556,896
                                                           -----------
          Wireless Equipment -- 1.8%
            QUALCOMM, Inc.......................   20,500      797,655
                                                           -----------
          Total Long-Term Investment Securities
             (cost $49,771,226).................            41,418,070
                                                           -----------
          REPURCHASE AGREEMENT -- 1.6%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement (1)
             (cost $707,000).................... $707,000      707,000
                                                           -----------
          TOTAL INVESTMENTS
             (cost $50,478,226)(2)..............     97.0%  42,125,070
          Other assets less liabilities.........      3.0    1,308,458
                                                 --------  -----------
          NET ASSETS                                100.0% $43,433,528
                                                 ========  ===========

--------
+    Non-income producing security
(1)  See Note 3 for details of Joint Repurchase Agreement.
(2)  See Note 7 for cost of investment on a tax basis.
ADR --American Depository Receipt

See Notes to Financial Statements

        SunAmerica Balanced Assets Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

                 Federal Home Loan Mtg. Corp............ 10.1%
                 Federal National Mtg. Assoc............  5.3
                 Oil Companies-Integrated...............  5.1
                 United States Treasury Notes...........  4.5
                 Diversified Banking Institutions.......  3.8
                 Electric-Integrated....................  3.7
                 Repurchase Agreements..................  3.4
                 Telephone-Integrated...................  3.2
                 Diversified Financial Services.........  3.2
                 Medical-Drugs..........................  2.6
                 Medical Products.......................  2.1
                 Medical-Biomedical/Gene................  2.0
                 Beverages-Non-alcoholic................  2.0
                 Computers..............................  1.8
                 Diversified Manufacturing Operations...  1.7
                 Government National Mtg. Assoc.........  1.6
                 Retail-Drug Store......................  1.4
                 Oil Companies-Exploration & Production.  1.3
                 Cosmetics & Toiletries.................  1.3
                 Web Portals/ISP........................  1.3
                 Applications Software..................  1.3
                 Aerospace/Defense-Equipment............  1.2
                 Retail-Discount........................  1.2
                 Electronic Components-Semiconductors...  1.1
                 Food-Misc..............................  1.1
                 United States Treasury Bonds...........  1.0
                 Transport-Rail.........................  0.9
                 Special Purpose Entities...............  0.9
                 Medical-HMO............................  0.9
                 Multimedia.............................  0.9
                 Wireless Equipment.....................  0.9
                 Banks-Fiduciary........................  0.9
                 Agricultural Chemicals.................  0.8
                 Instruments-Scientific.................  0.8
                 Electronics-Military...................  0.8
                 Banks-Commercial.......................  0.7
                 Banks-Super Regional...................  0.7
                 Apparel Manufacturers..................  0.7
                 Networking Products....................  0.7
                 Retail-Apparel/Shoe....................  0.7
                 Aerospace/Defense......................  0.7
                 Medical-Generic Drugs..................  0.7
                 Electric Products-Misc.................  0.6
                 Enterprise Software/Service............  0.6
                 Cable/Satellite TV.....................  0.6
                 Insurance-Multi-line...................  0.6
                 Commercial Services-Finance............  0.6
                 Finance-Investment Banker/Broker.......  0.6
                 E-Commerce/Services....................  0.6
                 Insurance-Property/Casualty............  0.5
                 Medical Labs & Testing Services........  0.5
                 Investment Management/Advisor Services.  0.5
                 Medical Instruments....................  0.4
                 Oil Refining & Marketing...............  0.4
                 Retail-Restaurants.....................  0.4
                 Retail-Office Supplies.................  0.4
                 Data Processing/Management.............  0.4
                 Insurance-Life/Health..................  0.3
                 Pipelines..............................  0.3
                 Oil-Field Services.....................  0.3

                   Transport-Air Freight...............  0.3%
                   Medical-Hospitals...................  0.3
                   Gold Mining.........................  0.3
                   Industrial Gases....................  0.3
                   X-Ray Equipment.....................  0.3
                   Electric-Generation.................  0.3
                   Sector Fund -- Financial Services...  0.3
                   Oil & Gas Drilling..................  0.3
                   Office Automation & Equipment.......  0.3
                   Telecom Services....................  0.3
                   Steel-Producers.....................  0.3
                   Retail-Regional Department Stores...  0.2
                   Cellular Telecom....................  0.2
                   Telecom Equipment-Fiber Optics......  0.2
                   Savings & Loans/Thrifts.............  0.2
                   Metal-Copper........................  0.2
                   Internet Security...................  0.2
                   Electronic Forms....................  0.2
                   Retail-Consumer Electronics.........  0.2
                   Semiconductor Equipment.............  0.2
                   Medical-Wholesale Drug Distribution.  0.2
                   Banks-Money Center..................  0.1
                   Brewery.............................  0.1
                   Electronic Measurement Instruments..  0.1
                   Metal Processors & Fabrication......  0.1
                   Finance-Mortgage Loan/Banker........  0.1
                   Food-Retail.........................  0.1
                   Independent Power Producers.........  0.1
                   Entertainment Software..............  0.1
                   Transport-Services..................  0.1
                   Airlines............................  0.1
                   Schools.............................  0.1
                   Machinery-Construction & Mining.....  0.1
                   Insurance Brokers...................  0.1
                   Insurance-Reinsurance...............  0.1
                   Finance-Auto Loans..................  0.1
                   Satellite Telecom...................  0.1
                   Real Estate Investment Trusts.......  0.1
                   Diversified Operations..............  0.1
                   Transport-Marine....................  0.1
                   Physicians Practice Management......  0.1
                   Finance-Commercial..................  0.1
                   Non-Hazardous Waste Disposal........  0.1
                   Containers-Metal/Glass..............  0.1
                   Metal-Aluminum......................  0.1
                   Food-Wholesale/Distribution.........  0.1
                   Cruise Lines........................  0.1
                                                        ----
                                                        97.5%
                                                        ====

--------
*Calculated as a percentage of net assets

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)


                                                               Market
                                                               Value
                    Security Description              Shares  (Note 3)
        ---------------------------------------------------------------
        COMMON STOCK -- 52.3%
        Aerospace/Defense -- 0.6%
          Lockheed Martin Corp.......................  2,700 $  186,381
          Raytheon Co................................  6,700    260,898
                                                             ----------
                                                                447,279
                                                             ----------
        Aerospace/Defense-Equipment -- 1.1%
          Goodrich Corp..............................  8,276    313,578
          United Technologies Corp................... 13,100    563,038
                                                             ----------
                                                                876,616
                                                             ----------
        Agricultural Chemicals -- 0.7%
          Monsanto Co................................  6,987    580,620
                                                             ----------
        Apparel Manufacturers -- 0.7%
          Coach, Inc.+............................... 33,400    557,780
                                                             ----------
        Applications Software -- 1.3%
          Microsoft Corp............................. 53,178    976,880
                                                             ----------
        Banks-Fiduciary -- 0.8%
          The Bank of New York Mellon Corp........... 22,200    627,150
                                                             ----------
        Banks-Super Regional -- 0.4%
          Wells Fargo & Co........................... 20,400    290,496
                                                             ----------
        Beverages-Non-alcoholic -- 1.7%
          PepsiCo, Inc............................... 18,734    964,426
          The Coca-Cola Co...........................  7,500    329,625
                                                             ----------
                                                              1,294,051
                                                             ----------
        Cable/Satellite TV -- 0.0%
          Time Warner Cable, Inc.....................  1,506     37,349
                                                             ----------
        Commercial Services-Finance -- 0.6%
          Visa, Inc., Class A........................  8,050    447,580
                                                             ----------
        Computers -- 1.8%
          Apple, Inc.+...............................  4,600    483,552
          Hewlett-Packard Co......................... 12,200    391,132
          International Business Machines Corp.......  3,800    368,182
          Research In Motion, Ltd.+..................  4,200    180,894
                                                             ----------
                                                              1,423,760
                                                             ----------
        Cosmetics & Toiletries -- 1.2%
          Colgate-Palmolive Co.......................  3,600    212,328
          Procter & Gamble Co........................ 15,100    711,059
                                                             ----------
                                                                923,387
                                                             ----------
        Data Processing/Management -- 0.4%
          Fiserv, Inc.+..............................  8,000    291,680
                                                             ----------
        Diversified Banking Institutions -- 2.5%
          Bank of America Corp....................... 64,988    443,218
          Citigroup, Inc............................. 50,088    126,723
          JPMorgan Chase & Co........................ 31,500    837,270
          Morgan Stanley............................. 11,000    250,470
          The Goldman Sachs Group, Inc...............  2,600    275,652
                                                             ----------
                                                              1,933,333
                                                             ----------
        Diversified Manufacturing Operations -- 1.6%
          Danaher Corp...............................  4,700    254,834
          Dover Corp.................................  1,990     52,496
          General Electric Co........................ 58,568    592,123

                                                                 Market
                                                                 Value
                    Security Description                Shares  (Note 3)
      -------------------------------------------------------------------
      Diversified Manufacturing Operations (continued)
        Honeywell International, Inc................... 11,200 $  312,032
                                                               ----------
                                                                1,211,485
                                                               ----------
      E-Commerce/Services -- 0.5%
        eBay, Inc.+.................................... 34,000    427,040
                                                               ----------
      Electric Products-Misc. -- 0.6%
        AMETEK, Inc....................................  9,634    301,255
        Emerson Electric Co............................  6,000    171,480
                                                               ----------
                                                                  472,735
                                                               ----------
      Electric-Integrated -- 2.1%
        FPL Group, Inc.................................  8,700    441,351
        PG&E Corp......................................  9,700    370,734
        Southern Co.................................... 12,000    367,440
        Xcel Energy, Inc............................... 24,100    448,983
                                                               ----------
                                                                1,628,508
                                                               ----------
      Electronic Components-Semiconductors -- 1.0%
        Broadcom Corp., Class A+.......................  7,300    145,854
        Intel Corp..................................... 35,200    529,760
        Texas Instruments, Inc.........................  8,200    135,382
                                                               ----------
                                                                  810,996
                                                               ----------
      Electronic Forms -- 0.2%
        Adobe Systems, Inc.+...........................  6,234    133,345
                                                               ----------
      Electronic Measurement Instruments -- 0.1%
        Agilent Technologies, Inc.+....................  6,400     98,368
                                                               ----------
      Electronics-Military -- 0.7%
        L-3 Communications Holdings, Inc...............  8,500    576,300
                                                               ----------
      Enterprise Software/Service -- 0.6%
        Oracle Corp.+.................................. 25,200    455,364
                                                               ----------
      Entertainment Software -- 0.1%
        Electronic Arts, Inc.+.........................  4,592     83,528
                                                               ----------
      Finance-Investment Banker/Broker -- 0.4%
        The Charles Schwab Corp........................ 18,300    283,650
                                                               ----------
      Food-Misc. -- 0.9%
        H.J. Heinz Co.................................. 12,000    396,720
        Kraft Foods, Inc., Class A..................... 14,000    312,060
                                                               ----------
                                                                  708,780
                                                               ----------
      Gold Mining -- 0.3%
        Barrick Gold Corp..............................  7,000    226,940
                                                               ----------
      Independent Power Producers -- 0.0%
        Mirant Corp.+..................................    186      2,120
                                                               ----------
      Industrial Gases -- 0.3%
        Air Products & Chemicals, Inc..................  4,000    225,000
                                                               ----------
      Instruments-Scientific -- 0.8%
        Thermo Fisher Scientific, Inc.+................ 16,937    604,143
                                                               ----------
      Insurance-Multi-line -- 0.4%
        Allstate Corp.................................. 17,000    325,550
                                                               ----------
      Insurance-Property/Casualty -- 0.5%
        Chubb Corp.....................................  8,300    351,256
                                                               ----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                                Market
                                                                Value
                    Security Description               Shares  (Note 3)
       -----------------------------------------------------------------
       COMMON STOCK (continued)
       Internet Security -- 0.2%
         McAfee, Inc.+................................  4,200 $  140,700
                                                              ----------
       Investment Management/Advisor Services -- 0.4%
         Invesco, Ltd................................. 22,800    316,008
                                                              ----------
       Medical Instruments -- 0.4%
         Medtronic, Inc............................... 11,400    335,958
                                                              ----------
       Medical Labs & Testing Services -- 0.3%
         Laboratory Corp. of America Holdings+........  4,000    233,960
                                                              ----------
       Medical Products -- 2.0%
         Baxter International, Inc....................  4,800    245,856
         Johnson & Johnson............................ 16,300    857,380
         Zimmer Holdings, Inc.+....................... 12,950    472,675
                                                              ----------
                                                               1,575,911
                                                              ----------
       Medical-Biomedical/Gene -- 2.0%
         Amgen, Inc.+.................................  6,200    307,024
         Celgene Corp.+...............................  5,800    257,520
         Genzyme Corp.+...............................  6,100    362,279
         Gilead Sciences, Inc.+....................... 12,900    597,528
                                                              ----------
                                                               1,524,351
                                                              ----------
       Medical-Drugs -- 2.1%
         Abbott Laboratories..........................  6,000    286,200
         Eli Lilly & Co...............................  5,800    193,778
         Merck & Co., Inc............................. 10,800    288,900
         Pfizer, Inc.................................. 36,714    500,045
         Wyeth........................................  9,200    395,968
                                                              ----------
                                                               1,664,891
                                                              ----------
       Medical-Generic Drugs -- 0.7%
         Mylan, Inc.+................................. 24,000    321,840
         Teva Pharmaceutical Industries, Ltd. ADR.....  4,647    209,347
                                                              ----------
                                                                 531,187
                                                              ----------
       Medical-HMO -- 0.8%
         UnitedHealth Group, Inc...................... 29,100    609,063
                                                              ----------
       Medical-Wholesale Drug Distribution -- 0.1%
         Cardinal Health, Inc.........................  3,700    116,476
                                                              ----------
       Metal-Copper -- 0.2%
         Freeport-McMoRan Copper & Gold, Inc..........  3,700    141,007
                                                              ----------
       Multimedia -- 0.6%
         The Walt Disney Co........................... 18,400    334,144
         Time Warner, Inc.............................  5,900    113,870
                                                              ----------
                                                                 448,014
                                                              ----------
       Networking Products -- 0.7%
         Cisco Systems, Inc.+......................... 30,700    514,839
                                                              ----------
       Oil & Gas Drilling -- 0.3%
         Transocean, Ltd.+............................  3,683    216,708
                                                              ----------
       Oil Companies-Exploration & Production -- 0.9%
         Apache Corp..................................  1,050     67,295
         Devon Energy Corp............................  1,650     73,738
         Occidental Petroleum Corp....................  2,900    161,385
         Ultra Petroleum Corp.+.......................  2,900    104,081

                                                                  Market
                                                                  Value
                    Security Description                 Shares  (Note 3)
     ----------------------------------------------------------------------
     Oil Companies-Exploration & Production (continued)
       XTO Energy, Inc..................................  9,900 $   303,138
                                                                -----------
                                                                    709,637
                                                                -----------
     Oil Companies-Integrated -- 4.8%
       Chevron Corp..................................... 14,328     963,415
       ConocoPhillips................................... 23,000     900,680
       Exxon Mobil Corp................................. 19,300   1,314,330
       Marathon Oil Corp................................ 21,400     562,606
                                                                -----------
                                                                  3,741,031
                                                                -----------
     Oil Refining & Marketing -- 0.2%
       Valero Energy Corp............................... 10,000     179,000
                                                                -----------
     Oil-Field Services -- 0.3%
       Schlumberger, Ltd................................  5,500     223,410
                                                                -----------
     Retail-Apparel/Shoe -- 0.7%
       American Eagle Outfitters, Inc................... 15,600     190,944
       The Gap, Inc..................................... 27,000     350,730
                                                                -----------
                                                                    541,674
                                                                -----------
     Retail-Consumer Electronics -- 0.2%
       Best Buy Co., Inc................................  3,400     129,064
                                                                -----------
     Retail-Discount -- 1.2%
       Target Corp......................................  3,800     130,682
       Wal-Mart Stores, Inc............................. 14,800     771,080
                                                                -----------
                                                                    901,762
                                                                -----------
     Retail-Drug Store -- 1.4%
       CVS Caremark Corp................................ 38,561   1,060,042
                                                                -----------
     Retail-Office Supplies -- 0.4%
       Staples, Inc..................................... 17,800     322,358
                                                                -----------
     Retail-Regional Department Stores -- 0.2%
       Kohl's Corp.+....................................  3,900     165,048
                                                                -----------
     Retail-Restaurants -- 0.3%
       McDonald's Corp..................................  4,600     251,022
                                                                -----------
     Semiconductor Equipment -- 0.2%
       ASML Holding NV..................................  7,100     124,321
                                                                -----------
     Telecom Equipment-Fiber Optics -- 0.2%
       Corning, Inc..................................... 11,700     155,259
                                                                -----------
     Telephone-Integrated -- 2.4%
       AT&T, Inc........................................ 42,135   1,061,802
       Verizon Communications, Inc...................... 26,100     788,220
                                                                -----------
                                                                  1,850,022
                                                                -----------
     Transport-Rail -- 0.7%
       Union Pacific Corp............................... 12,800     526,208
                                                                -----------
     Web Portals/ISP -- 1.3%
       Google, Inc., Class A+...........................  2,900   1,009,374
                                                                -----------
     Wireless Equipment -- 0.9%
       QUALCOMM, Inc.................................... 17,050     663,415
                                                                -----------
     X-Ray Equipment -- 0.3%
       Hologic, Inc.+................................... 17,100     223,839
                                                                -----------
     Total Common Stock
        (cost $50,321,764)..............................         40,478,628
                                                                -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                          Shares/   Market
                                                         Principal  Value
                   Security Description                   Amount   (Note 3)
    ----------------------------------------------------------------------
    EXCHANGE-TRADED FUNDS -- 0.3%
    Sector Fund - Financial Services -- 0.3%
      Financial Select Sector SPDR Fund
       (cost $222,924)..................................   24,679  $217,422
                                                                   --------
    PREFERRED STOCK -- 0.5%
    Banks-Money Center -- 0.1%
      Santander Finance Preferred SA 4.00%(1)...........    8,400    69,300
                                                                   --------
    Banks-Super Regional -- 0.1%
      Wachovia Capital Trust IX 6.38%...................    3,100    43,369
                                                                   --------
    Diversified Financial Services -- 0.2%
      General Electric Capital Corp. 8.00%(2)...........    7,510   145,619
                                                                   --------
    Finance-Mortgage Loan/Banker -- 0.0%
      Federal Home Loan Mtg. Corp. 8.38%(1).............    1,300       598
                                                                   --------
    Special Purpose Entity -- 0.1%
      Structured Repackaged Asset-Backed Trust
       Securities 3.00%(1)..............................    9,200   112,700
                                                                   --------
    Total Preferred Stock
       (cost $713,439)..................................            371,586
                                                                   --------
    ASSET BACKED SECURITIES -- 2.7%
    Diversified Financial Services -- 2.7%
      Banc of America Commercial Mtg., Inc.
       Series 2006-6, Class AM
       5.39% due 10/10/45(4)............................ $ 80,000    36,489
      Bear Stearns Commercial Mtg. Securities, Inc.
       Series 2007-PW15, Class A2
       5.21% due 02/11/44(4)............................  165,000   132,829
      Chase Mtg. Finance Corp.,
       Series 2007-A2, Class 1A1
       4.93% due 07/25/37(3)(5).........................  210,713   192,131
      Citigroup Commercial Mtg. Trust
       Series 2008-C7, Class AM
       6.10% due 12/01/49(3)(4).........................   12,000     5,436
      Commercial Mtg. Asset Trust
       Series 1999-C1, Class D
       7.35% due 01/17/32(3)(4).........................   15,000    13,663
      Commercial Mtg.
       Pass Through Certs.
       Series 2004-LB2A, Class A3
       4.22% due 03/10/39(4)............................  605,270   557,383
      GE Capital Commercial Mtg. Corp.
       Series 2004-C2, Class A4
       4.89% due 03/10/40(4)............................   55,000    45,268
      GMAC Commercial Mtg. Securities, Inc.
       Series 2003-C2, Class A2
       5.49% due 05/10/40(3)(4).........................    3,000     2,896
      JP Morgan Chase Commercial Mtg. Securities Corp.
       Series 2006-LDP9, Class AM
       5.37% due 05/15/47(4)............................  334,000   135,777
      JP Morgan Chase Commercial Mtg. Securities Corp.
       Series 2008-C2, Class AM
       6.80% due 02/12/51(3)(4).........................  271,000    65,040
      LB Commercial Conduit Mtg. Trust
       Series 1998-C1, Class E
       7.00% due 02/18/30(4)............................   14,000    13,902
      Ocwen Advance Receivables Backed Notes
       Series 2006-1A
       5.34% due 11/24/15*(9)...........................  350,000   210,000

                                                                Market
                                                    Principal   Value
                  Security Description               Amount    (Note 3)
       ----------------------------------------------------------------
       Diversified Financial Services (continued)
         Providian Master Note Trust
          Series 2006-C1A, Class C1
          1.11% due 03/16/15*(1)................... $550,000  $  236,500
         Swift Master Auto Receivables Trust
          Series 2007-2, Class A
          1.21% due 10/15/12(1)....................  439,937     312,360
         Wells Fargo Mtg. Backed Securities Trust
          Series 2006-AR12, Class 2A1
          6.10% due 09/25/36(3)(5).................  180,243     113,140
                                                              ----------
       Total Asset Backed Securities
          (cost $3,266,074)........................            2,072,814
                                                              ----------
       CORPORATE BONDS & NOTES -- 13.3%
       Aerospace/Defense -- 0.1%
         Boeing Co.
          Senior Notes
          6.88% due 03/15/39.......................   83,000      83,047
         Hawker Beechcraft Acquisition Co. LLC
          Company Guar. Notes
          9.75% due 04/01/17.......................   19,000       3,230
                                                              ----------
                                                                  86,277
                                                              ----------
       Aerospace/Defense-Equipment -- 0.0%
         Goodrich Corp.
          Senior Notes
          6.13% due 03/01/19.......................   30,000      29,099
                                                              ----------
       Agricultural Chemicals -- 0.1%
         Monsanto Co.
          Senior Notes
          5.50% due 08/15/25.......................   27,000      25,335
         Terra Capital, Inc.
          Company Guar. Notes
          7.00% due 02/01/17.......................   25,000      23,000
                                                              ----------
                                                                  48,335
                                                              ----------
       Airlines -- 0.1%
         American Airlines, Inc.
          Pass Through Certs.
          Series 2001-1, Class A-2
          6.82% due 05/23/11.......................   70,000      49,000
         American Airlines, Inc.
          Pass Through Certs.
          Series 2001-2, Class A-2
          7.86% due 04/01/13.......................    4,000       3,240
         Northwest Airlines, Inc.
          Pass Through Certs.
          Series 2002-1, Class G2
          6.26% due 11/20/21.......................   39,943      26,762
                                                              ----------
                                                                  79,002
                                                              ----------
       Banks-Commercial -- 0.5%
         CoBank ACB
          Sub. Notes
          7.88% due 04/16/18*......................   16,000      15,615
         Independence Community Bank Corp.
          Sub. Notes
          3.35% due 06/20/09(6)....................   64,000      48,185

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                            Market
                                                 Principal  Value
                   Security Description           Amount   (Note 3)
            -------------------------------------------------------
            CORPORATE BONDS & NOTES (continued)
            Banks-Commercial (continued)
              KeyBank NA
               Sub. Notes
               5.45% due 03/03/16............... $ 54,000  $ 45,318
              KeyBank NA
               Sub. Notes
               7.41% due 10/15/27...............   16,000    14,583
              SouthTrust Bank
               Sub. Notes
               4.75% due 03/01/13...............   99,000    89,411
              SouthTrust Corp.
               Sub. Notes
               5.80% due 06/15/14...............   55,000    48,150
              Sovereign Bank
               Sub. Notes
               8.75% due 05/30/18...............   21,000    16,905
              Swiss Bank Corp. NY
               Sub. Notes
               7.75% due 09/01/26...............   61,000    49,588
              Union Bank of California NA
               Sub. Notes
               5.95% due 05/11/16...............  120,000    86,018
                                                           --------
                                                            413,773
                                                           --------
            Banks-Fiduciary -- 0.0%
              State Street Capital Trust IV
               Company Guar. Notes
               2.32% due 06/15/37(1)............   80,000    31,389
                                                           --------
            Banks-Money Center -- 0.1%
              Chase Capital III
               Company Guar. Notes
               1.81% due 03/01/27...............  114,000    45,265
                                                           --------
            Banks-Super Regional -- 0.3%
              Capital One Financial Corp.
               Sub. Notes
               6.15% due 09/01/16...............   65,000    41,145
              JPMorgan Chase Bank NA
               Sub. Notes
               6.00% due 10/01/17...............  121,000   113,423
              PNC Preferred Funding Trust I
               Jr. Sub. Notes
               6.11% due 03/15/12*(6)...........   45,000    12,457
              Wachovia Corp.
               Sub. Notes
               4.88% due 02/15/14...............   12,000    10,076
              Wells Fargo & Co.
               Senior Notes
               5.25% due 10/23/12...............   57,000    55,388
                                                           --------
                                                            232,489
                                                           --------
            Beverages-Non-alcoholic -- 0.3%
              Bottling Group LLC
               Senior Notes
               5.13% due 01/15/19...............   59,000    59,380
              Coca-Cola Enterprises, Inc.
               Senior Notes
               4.25% due 03/01/15...............   70,000    70,561

                                                                  Market
                                                       Principal  Value
                   Security Description                 Amount   (Note 3)
      ------------------------------------------------------------------
      Beverages-Non-alcoholic (continued)
        PepsiCo, Inc.
         Senior Notes
         3.75% due 03/01/14........................... $ 62,000  $ 62,888
        The Coca-Cola Co.
         Senior Notes
         4.88% due 03/15/19...........................   60,000    60,634
                                                                 --------
                                                                  253,463
                                                                 --------
      Brewery -- 0.1%
        Anheuser-Busch InBev Worldwide, Inc.
         Company Guar. Notes
         8.20% due 01/15/39*..........................   70,000    68,686
                                                                 --------
      Broadcast Services/Program -- 0.0%
        Nexstar Broadcasting, Inc.
         Company Guar. Notes
         7.00% due 01/15/14...........................    7,000     3,045
        Nexstar Broadcasting, Inc.
         Company Guar. Notes
         7.00% due 01/15/14*(9)(17)...................   20,812     5,411
                                                                 --------
                                                                    8,456
                                                                 --------
      Cable/Satellite TV -- 0.5%
        CCH I LLC/CCH I Capital Corp.
         Senior Sec Notes
         11.00% due 10/01/15+(7)(10)..................    5,000       500
        CCH II LLC/CCH II Capital Corp.
         Senior Notes
         10.25% due 09/15/10+(7)(10)..................    7,000     6,300
        CCH II LLC/CCH II Capital Corp.
         Company Guar. Notes
         10.25% due 10/01/13*+(7)(10).................    2,000     1,740
        CCO Holdings LLC
         Senior Notes
         8.75% due 11/15/13+(7)(10)...................    8,000     6,680
        Charter Communications Operating LLC/Charter
         Communications Operating Capital
         Sec. Notes
         8.38% due 04/30/14*..........................   79,000    69,520
        Comcast Corp.
         Company Guar. Notes
         5.85% due 11/15/15...........................  114,000   109,372
        COX Communications, Inc.
         Senior Bonds
         6.95% due 06/01/38*..........................   23,000    18,573
        COX Communications, Inc.
         Bonds
         8.38% due 03/01/39*..........................   40,000    37,530
        COX Communications, Inc.
         Senior Notes
         9.38% due 01/15/19*..........................   80,000    85,708
        Time Warner Cable, Inc.
         Company Guar. Notes
         5.40% due 07/02/12...........................   35,000    33,808
        Time Warner Cable, Inc.
         Company Guar. Notes
         8.25% due 04/01/19...........................   42,000    43,160
                                                                 --------
                                                                  412,891
                                                                 --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                               Market
                                                    Principal  Value
                   Security Description              Amount   (Note 3)
         ------------------------------------------------------------
         CORPORATE BONDS & NOTES (continued)
         Casino Hotels -- 0.0%
           Turning Stone Resort Casino Enterprise
            Senior Notes
            9.13% due 09/15/14*....................  $34,000  $ 20,740
                                                              --------
         Casino Services -- 0.0%
           Indianapolis Downs LLC & Capital Corp.
            Senior Sec. Notes
            11.00% due 11/01/12*...................   30,000    16,050
           Snoqualmie Entertainment Authority
            Senior Sec. Notes
            9.13% due 02/01/15*....................   45,000    11,700
                                                              --------
                                                                27,750
                                                              --------
         Cellular Telecom -- 0.2%
           Centennial Communications Corp.
            Senior Notes
            7.19% due 01/01/13(1)..................   50,000    50,000
           Nextel Communications, Inc.
            Company Guar. Notes
            5.95% due 03/15/14.....................   50,000    27,750
           Verizon Wireless Capital LLC
            Senior Notes
            5.55% due 02/01/14*....................   81,000    81,068
                                                              --------
                                                               158,818
                                                              --------
         Chemicals-Diversified -- 0.0%
           E.I. du Pont de Nemours & Co.
            Senior Notes
            4.75% due 03/15/15.....................   35,000    34,495
                                                              --------
         Chemicals-Specialty -- 0.0%
           Huntsman International LLC
            Company Guar. Notes
            7.88% due 11/15/14.....................   34,000    13,940
           Momentive Performance Materials, Inc.
            Company Guar. Notes
            11.50% due 12/01/16....................   55,000    10,312
                                                              --------
                                                                24,252
                                                              --------
         Computer Services -- 0.0%
           Compucom Systems, Inc.
            Senior Sub. Notes
            12.50% due 10/01/15*...................   30,000    17,400
                                                              --------
         Containers-Paper/Plastic -- 0.0%
           Jefferson Smurfit Corp.
            Senior Notes
            8.25% due 10/01/12(7)(10)..............   25,000     3,125
                                                              --------
         Cosmetics & Toiletries -- 0.1%
           Procter & Gamble Co.
            Senior Notes
            4.60% due 01/15/14.....................   43,000    45,507
           Procter & Gamble Co.
            Notes
            4.70% due 02/15/19.....................   60,000    60,521
                                                              --------
                                                               106,028
                                                              --------

                                                               Market
                                                    Principal  Value
                    Security Description             Amount   (Note 3)
          ------------------------------------------------------------
          Decision Support Software -- 0.0%
            Vangent, Inc.
             Company Guar. Notes
             9.63% due 02/15/15.................... $ 25,000  $ 16,250
                                                              --------
          Direct Marketing -- 0.0%
            Affinity Group, Inc.
             Company Guar. Notes
             9.00% due 02/15/12....................   45,000    24,975
                                                              --------
          Distribution/Wholesale -- 0.0%
            KAR Holdings, Inc.
             Company Guar. Notes
             5.17% due 05/01/14(1).................   16,000     7,520
            KAR Holdings, Inc.
             Company Guar. Notes
             8.75% due 05/01/14....................    9,000     4,770
                                                              --------
                                                                12,290
                                                              --------
          Diversified Banking Institutions -- 1.3%
            Bank of America Corp.
             Senior Notes
             5.13% due 11/15/14....................   44,000    37,591
            Bank of America Corp.
             Sub. Notes
             5.75% due 08/15/16....................   88,000    57,733
            Bank of America Corp.
             Sub. Notes
             7.25% due 10/15/25....................   15,000     9,360
            Citigroup, Inc.
             Senior Notes
             1.34% due 05/18/11....................   70,000    56,525
            Citigroup, Inc.
             Senior Notes
             5.30% due 10/17/12....................   42,000    37,019
            Citigroup, Inc.
             Senior Notes
             5.50% due 04/11/13....................   76,000    66,771
            Citigroup, Inc.
             Sub. Notes
             5.50% due 02/15/17....................   96,000    60,306
            Citigroup, Inc.
             Senior Notes
             5.85% due 07/02/13....................   52,000    46,544
            Citigroup, Inc.
             Sub. Notes
             6.13% due 08/25/36....................   50,000    26,868
            GMAC LLC Company
             Guar. Notes
             6.88% due 09/15/11*...................   51,000    36,242
            JP Morgan Chase & Co.
             Sub. Notes
             4.89% due 09/01/15(6).................   56,000    45,550
            JP Morgan Chase & Co.
             Sub. Notes
             5.13% due 09/15/14....................   41,000    36,272
            JP Morgan Chase & Co.
             Senior Notes
             5.38% due 01/15/14....................  120,000   117,846

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                                     Market
                                                          Principal  Value
                   Security Description                    Amount   (Note 3)
   ------------------------------------------------------------------------
   CORPORATE BONDS & NOTES (continued)
   Diversified Banking Institutions (continued)
     Morgan Stanley
      Sub. Notes
      4.75% due 04/01/14................................. $ 35,000  $ 28,615
     Morgan Stanley
      Senior Notes
      5.45% due 01/09/17.................................   42,000    36,750
     Morgan Stanley
      Senior Notes
      6.00% due 04/28/15.................................   80,000    75,529
     The Goldman Sachs Group, Inc.
      Senior Notes
      5.13% due 01/15/15.................................   78,000    70,288
     The Goldman Sachs Group, Inc.
      Senior Notes
      5.30% due 02/14/12.................................   37,000    35,702
     The Goldman Sachs Group, Inc.
      Senior Notes
      5.95% due 01/18/18.................................   60,000    54,470
     The Goldman Sachs Group, Inc.
      Senior Notes
      6.13% due 02/15/33.................................   30,000    24,985
     The Goldman Sachs Group, Inc.
      Sub. Notes
      6.75% due 10/01/37.................................   46,000    31,112
                                                                    --------
                                                                     992,078
                                                                    --------
   Diversified Financial Services -- 0.3%
     American Express Travel Related Services Co., Inc.
      Senior Notes
      5.25% due 11/21/11*................................   86,000    77,625
     General Electric Capital Corp.
      Senior Notes
      5.65% due 06/09/14.................................   80,000    75,709
     General Electric Capital Corp.
      Senior Notes
      5.88% due 01/14/38.................................   63,000    45,000
     General Electric Capital Corp.
      Senior Notes
      6.88% due 01/10/39.................................   36,000    29,361
                                                                    --------
                                                                     227,695
                                                                    --------
   Diversified Manufacturing Operations -- 0.1%
     General Electric Co.
      Senior Notes
      5.25% due 12/06/17.................................   77,000    71,211
     Ingersoll-Rand Global Holding Co., Ltd.
      Company Guar. Notes
      9.50% due 04/15/14.................................   21,000    20,998
                                                                    --------
                                                                      92,209
                                                                    --------
   Electric-Generation -- 0.3%
     Bruce Mansfield Unit 1
      Pass Through Certs.
      6.85% due 06/01/34.................................  110,000    85,582
     The AES Corp.
      Senior Notes
      8.00% due 10/15/17.................................   60,000    51,450

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
         -------------------------------------------------------------
         Electric-Generation (continued)
           The AES Corp.
            Senior Notes
            8.88% due 02/15/11...................... $ 85,000  $ 83,725
                                                               --------
                                                                220,757
                                                               --------
         Electric-Integrated -- 1.3%
           Appalachian Power Co.
            Senior Notes
            7.95% due 01/15/20......................   30,000    30,789
           Arizona Public Service Co.
            Senior Notes
            8.75% due 03/01/19......................   35,000    35,142
           CenterPoint Energy Houston Electric LLC
            General Refunding Mtg.
            7.00% due 03/01/14......................   58,000    60,486
           Central Illinois Light Co.
            Senior Sec. Notes
            8.88% due 12/15/13......................   35,000    36,760
           Dominion Resources, Inc.
            Jr. Sub Notes
            6.30% due 09/30/11(6)...................  109,000    61,585
           Entergy Arkansas, Inc.
            1st Mtg. Bonds
            5.40% due 08/01/13......................   29,000    28,411
           Entergy Gulf States Louisiana LLC
            1st Mtg. Bonds
            6.00% due 05/01/18......................   57,000    52,556
           Mackinaw Power LLC
            Senior Sec. Notes
            6.30% due 10/31/23*.....................  100,639    88,087
           Mirant Americas Generation LLC
            Senior Notes
            8.30% due 05/01/11......................   30,000    29,100
           Mirant Mid-Atlantic LLC
            Pass Through Certs.
            Series B
            9.13% due 06/30/17......................   40,254    37,889
           Nevada Power Co.
            General Refunding Mtg.
            7.13% due 03/15/19......................   70,000    68,724
           Peco Energy Co.
            1st Mtg. Bonds
            5.00% due 10/01/14......................   60,000    59,920
           PSEG Power LLC
            Company Guar. Notes
            5.00% due 04/01/14......................   67,000    63,377
           PSEG Power LLC
            Company Guar. Notes
            7.75% due 04/15/11......................   65,000    68,020
           Sierra Pacific Power Co.
            General Refunding Mtg.
            5.45% due 09/01/13......................   33,000    32,207
           Sierra Pacific Power Co.
            General Refunding Mtg.
            6.75% due 07/01/37......................   90,000    75,972
           South Carolina Electric & Gas Co.
            1st Mtg. Bonds
            6.05% due 01/15/38......................   40,000    39,619

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                                  Market
                                                      Principal   Value
                  Security Description                 Amount    (Note 3)
     --------------------------------------------------------------------
     CORPORATE BONDS & NOTES (continued)
     Electric-Integrated (continued)
       Southern California Edison Co.
        1st Mtg. Bonds
        6.05% due 03/15/39........................... $ 80,000  $   79,777
       Southern Energy, Inc.
        Notes
        7.90% due 07/15/09+(9)(11)(12)...............  150,000           0
       Texas Competitive Electric Holdings Co., LLC
        Series A
        Company Guar. Notes
        10.25% due 11/01/15..........................   35,000      17,500
       Texas Competitive Electric Holdings Co., LLC
        Series B
        Company Guar. Notes
        10.25% due 11/01/15..........................   25,000      12,500
       Union Electric Co.
        Senior Sec. Notes
        6.70% due 02/01/19...........................   33,000      31,433
                                                                ----------
                                                                 1,009,854
                                                                ----------
     Electronic Components-Semiconductors -- 0.1%
       National Semiconductor Corp.
        Senior Notes
        6.60% due 06/15/17...........................  100,000      65,854
       Spansion LLC
        Senior Sec. Notes
        5.33% due 06/01/13+*(1)(7)(10)...............   60,000      13,500
                                                                ----------
                                                                    79,354
                                                                ----------
     Electronics-Military -- 0.0%
       L-3 Communications Corp.
        Company Guar. Notes
        6.38% due 10/15/15...........................   20,000      18,850
                                                                ----------
     Finance-Auto Loans -- 0.1%
       Ford Motor Credit Co. LLC
        Senior Notes
        7.38% due 02/01/11...........................   50,000      37,785
                                                                ----------
     Finance-Commercial -- 0.1%
       Textron Financial Corp.
        Senior Notes
        5.40% due 04/28/13...........................   80,000      48,873
                                                                ----------
     Finance-Credit Card -- 0.1%
       FIA Card Services NA
        Sub. Notes
        7.13% due 11/15/12*..........................   41,000      37,607
                                                                ----------
     Finance-Investment Banker/Broker -- 0.2%
       Lehman Brothers Holdings Capital Trust VII
        Company Guar. Notes
        5.86% due 05/31/12+(7)(10)...................   27,000           3
       Lehman Brothers Holdings, Inc.
        Senior Notes
        5.50% due 04/04/16+(7)(10)...................   26,000       3,315
       Lehman Brothers Holdings, Inc.
        Sub. Notes
        6.75% due 12/28/17+(7)(10)...................   30,000           3
       Lehman Brothers Holdings, Inc.
        Sub. Notes
        7.50% due 05/11/38+(7)(10)...................   38,000           4

                                                                 Market
                                                      Principal  Value
                    Security Description               Amount   (Note 3)
        ----------------------------------------------------------------
        Finance-Investment Banker/Broker (continued)
          Lehman Brothers Holdings, Inc.
           Senior Notes
           8.80% due 03/01/15+(7)(10)................  $31,000  $  3,952
          Merrill Lynch & Co., Inc.
           Senior Notes
           5.45% due 07/15/14........................   35,000    26,518
          Merrill Lynch & Co., Inc.
           Sub. Notes
           5.70% due 05/02/17........................   34,000    20,132
          Merrill Lynch & Co., Inc.
           Sub. Notes
           6.22% due 09/15/26........................   40,000    19,745
          Schwab Capital Trust I
           Company Guar. Notes
           7.50% due 11/15/37(6).....................   19,000    11,976
          The Bear Stearns Cos., Inc.
           Senior Notes
           5.70% due 11/15/14........................   70,000    66,530
                                                                --------
                                                                 152,178
                                                                --------
        Finance-Mortgage Loan/Banker -- 0.1%
          Countrywide Financial Corp.
           Company Guar. Notes
           5.80% due 06/07/12........................   62,000    53,843
          Countrywide Home Loans, Inc.
           Company Guar. Notes
           4.00% due 03/22/11........................   40,000    35,596
                                                                --------
                                                                  89,439
                                                                --------
        Food-Misc. -- 0.2%
          General Mills, Inc.
           Senior Notes
           5.65% due 02/15/19........................   39,000    39,704
          Kraft Foods, Inc.
           Senior Notes
           6.75% due 02/19/14........................   56,000    60,543
          Kraft Foods, Inc.
           Senior Notes
           6.88% due 01/26/39........................   68,000    66,766
                                                                --------
                                                                 167,013
                                                                --------
        Food-Wholesale/Distribution -- 0.1%
          Sysco Corp.
           Bonds
           6.63% due 03/17/39........................   40,000    40,024
                                                                --------
        Gambling (Non-Hotel) -- 0.0%
          Downstream Development Authority
           Senior Sec. Notes
           12.00% due 10/15/15*......................   25,000     6,500
                                                                --------
        Health Care Cost Containment -- 0.1%
          McKesson Corp.
           Senior Notes
           6.50% due 02/15/14........................   35,000    36,202
                                                                --------
        Home Furnishings -- 0.0%
          Simmons Co.
           Senior Disc. Notes
           10.00% due 12/15/14(2)....................    1,000        10
                                                                --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Independent Power Producers -- 0.1%
         NRG Energy, Inc.
          Company Guar. Notes
          7.38% due 02/01/16.......................... $ 90,000  $ 83,700
                                                                 --------
       Insurance Brokers -- 0.1%
         Marsh & McLennan Cos., Inc.
          Senior Notes
          5.15% due 09/15/10..........................   60,000    58,501
         USI Holdings Corp.
          Senior Sub. Notes
          9.75% due 05/15/15*.........................   25,000    11,250
                                                                 --------
                                                                   69,751
                                                                 --------
       Insurance-Life/Health -- 0.3%
         Americo Life, Inc.
          Notes
          7.88% due 05/01/13*.........................  134,000    87,100
         Lincoln National Corp.
          Senior Notes
          5.65% due 08/27/12..........................   58,000    26,178
         Monumental Global Funding II
          Senior Sec. Notes
          5.65% due 07/14/11*.........................   66,000    63,742
         Pricoa Global Funding I
          Notes
          5.30% due 09/27/13*.........................  110,000    88,082
                                                                 --------
                                                                  265,102
                                                                 --------
       Insurance-Multi-line -- 0.0%
         Hartford Financial Services Group, Inc.
          Senior Notes
          6.00% due 01/15/19..........................   44,000    24,912
                                                                 --------
       Insurance-Mutual -- 0.0%
         Liberty Mutual Group, Inc.
          Company Guar. Bonds
          10.75% due 06/15/38*(6).....................   45,000    22,050
                                                                 --------
       Insurance-Property/Casualty -- 0.1%
         ACE INA Holdings, Inc.
          Company Guar. Notes
          5.60% due 05/15/15..........................   64,000    59,666
         W.R. Berkley Corp.
          Senior Notes
          6.25% due 02/15/37..........................    3,000     2,016
                                                                 --------
                                                                   61,682
                                                                 --------
       Insurance-Reinsurance -- 0.1%
         PartnerRe Finance A LLC
          Company Guar. Notes
          6.88% due 06/01/18..........................   76,000    67,282
                                                                 --------
       Investment Management/Advisor Services -- 0.1%
         Ameriprise Financial, Inc.
          Senior Notes
          5.35% due 11/15/10..........................   51,000    47,373
                                                                 --------
       Machinery-Construction & Mining -- 0.1%
         Caterpillar, Inc.
          Senior Notes
          7.90% due 12/15/18..........................   70,000    72,427
                                                                 --------

                                                              Market
                                                   Principal  Value
                   Security Description             Amount   (Note 3)
          -----------------------------------------------------------
          Medical Labs & Testing Services -- 0.2%
            Roche Holdings, Inc.
             Company Guar. Notes
             5.00% due 03/01/14*.................. $ 72,000  $ 73,694
            Roche Holdings, Inc.
             Company Guar. Notes
             6.00% due 03/01/19*..................   72,000    74,107
                                                             --------
                                                              147,801
                                                             --------
          Medical Products -- 0.1%
            Biomet, Inc.
             Company Guar. Notes
             10.00% due 10/15/17..................    5,000     4,950
            Biomet, Inc.
             Company Guar. Notes
             10.38% due 10/15/17(16)..............   36,000    30,420
                                                             --------
                                                               35,370
                                                             --------
          Medical-Biomedical/Gene -- 0.1%
            Amgen, Inc.
             Senior Notes
             6.40% due 02/01/39...................   45,000    43,259
                                                             --------
          Medical-Drugs -- 0.3%
            Pfizer, Inc.
             Senior Notes
             4.45% due 03/15/12...................   24,000    24,652
            Pfizer, Inc.
             Senior Notes
             7.20% due 03/15/39...................   80,000    85,793
            Wyeth
             Bonds
             5.50% due 02/01/14...................  126,000   132,352
                                                             --------
                                                              242,797
                                                             --------
          Medical-HMO -- 0.1%
            Humana, Inc.
             Senior Bonds
             8.15% due 06/15/38...................   35,000    25,809
            UnitedHealth Group, Inc.
             Senior Notes
             5.25% due 03/15/11...................   35,000    35,300
            WellPoint, Inc.
             Senior Notes
             5.00% due 01/15/11...................   21,000    21,060
                                                             --------
                                                               82,169
                                                             --------
          Medical-Hospitals -- 0.3%
            Community Health Systems, Inc.
             Company Guar. Notes
             8.88% due 07/15/15...................   55,000    51,975
            HCA, Inc.
             Senior Notes
             6.25% due 02/15/13...................   55,000    41,250
            HCA, Inc.
             Senior Sec. Notes
             9.13% due 11/15/14...................   25,000    23,500
            HCA, Inc.
             Senior Sec. Notes
             9.25% due 11/15/16...................  140,000   127,400
                                                             --------
                                                              244,125
                                                             --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       CORPORATE BONDS & NOTES (continued)
       Metal Processors & Fabrication -- 0.1%
         Timken Co.
          Notes
          5.75% due 02/15/10.......................... $ 96,000  $ 95,903
                                                                 --------
       Metal-Aluminum -- 0.1%
         Alcoa, Inc.
          Senior Notes
          6.50% due 06/15/18..........................   65,000    43,768
                                                                 --------
       Mining -- 0.0%
         Noranda Aluminum Acquisition Corp.
          Company Guar. Notes
          6.60% due 11/15/14(1)(16)...................   25,000     7,750
                                                                 --------
       Multimedia -- 0.3%
         News America, Inc.
          Company Guar. Bonds
          7.30% due 04/30/28..........................   80,000    66,653
         Time Warner Entertainment Co. LP
          Senior Notes
          8.38% due 07/15/33..........................   99,000    93,656
         Viacom, Inc.
          Senior Notes
          6.25% due 04/30/16..........................   90,000    79,015
                                                                 --------
                                                                  239,324
                                                                 --------
       Networking Products -- 0.0%
         Cisco Systems, Inc.
          Notes
          5.90% due 02/15/39..........................   33,000    30,321
                                                                 --------
       Non-Hazardous Waste Disposal -- 0.1%
         Waste Management, Inc.
          Company Guar. Notes
          6.38% due 11/15/12..........................   29,000    29,202
         Waste Management, Inc.
          Company Guar. Notes
          7.38% due 03/11/19..........................   15,000    15,299
                                                                 --------
                                                                   44,501
                                                                 --------
       Office Automation & Equipment -- 0.3%
         Pitney Bowes, Inc.
          Senior Notes
          5.25% due 01/15/37..........................  194,000   188,415
         Xerox Corp.
          Senior Notes
          6.35% due 05/15/18..........................   35,000    26,075
                                                                 --------
                                                                  214,490
                                                                 --------
       Oil Companies-Exploration & Production -- 0.4%
         Chesapeake Energy Corp.
          Company Guar. Notes
          7.50% due 09/15/13..........................  175,000   160,125
         Hilcorp Energy I LP
          Senior Notes
          7.75% due 11/01/15*.........................   30,000    21,900
         Kerr-McGee Corp.
          Company Guar. Notes
          6.95% due 07/01/24..........................   56,000    42,910

                                                                    Market
                                                         Principal  Value
                    Security Description                  Amount   (Note 3)
     ----------------------------------------------------------------------
     Oil Companies-Exploration & Production (continued)
       Sabine Pass LNG LP
        Senior Sec. Notes
        7.50% due 11/30/16.............................. $ 75,000  $ 50,250
                                                                   --------
                                                                    275,185
                                                                   --------
     Oil Companies-Integrated -- 0.1%
       Hess Corp.
        Senior Notes
        7.13% due 03/15/33..............................   35,000    30,044
       Hess Corp.
        Senior Notes
        7.88% due 10/01/29..............................   80,000    72,402
                                                                   --------
                                                                    102,446
                                                                   --------
     Oil Refining & Marketing -- 0.2%
       The Premcor Refining Group, Inc.
        Company Guar. Notes
        6.75% due 05/01/14..............................  121,000   114,779
       Valero Energy Corp.
        Senior Notes
        9.38% due 03/15/19..............................   35,000    36,133
                                                                   --------
                                                                    150,912
                                                                   --------
     Oil-Field Services -- 0.0%
       Weatherford International, Ltd.
        Company Guar. Notes
        6.50% due 08/01/36..............................   40,000    28,159
                                                                   --------
     Paper & Related Products -- 0.1%
       Georgia-Pacific LLC
        Company Guar. Notes
        7.00% due 01/15/15*.............................   30,000    28,050
       Georgia-Pacific LLC
        Company Guar. Notes
        7.13% due 01/15/17*.............................   10,000     9,250
                                                                   --------
                                                                     37,300
                                                                   --------
     Physicians Practice Management -- 0.1%
       US Oncology, Inc.
        Company Guar. Notes
        10.75% due 08/15/14.............................   55,000    50,600
                                                                   --------
     Pipelines -- 0.3%
       Copano Energy LLC
        Company Guar. Notes
        8.13% due 03/01/16..............................   95,000    80,275
       DCP Midstream LLC
        Senior Notes
        9.75% due 03/15/19*.............................   30,000    29,742
       Dynegy-Roseton Danskammer
        Pass Through Certs.,
        Series B
        7.67% due 11/08/16..............................   45,000    34,087
       ONEOK, Inc.
        Senior Notes
        6.00% due 06/15/35..............................   40,000    27,341
       Williams Cos., Inc.
        Senior Notes
        7.88% due 09/01/21..............................   90,000    83,250
                                                                   --------
                                                                    254,695
                                                                   --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        --------------------------------------------------------------
        CORPORATE BONDS & NOTES (continued)
        Publishing-Periodicals -- 0.0%
          Dex Media West LLC/Dex Media Finance Co.
           Senior Notes
           8.50% due 08/15/10....................... $  2,000  $  1,000
          R.H. Donnelley, Inc.
           Company Guar. Bonds
           11.75% due 05/15/15*.....................    1,000       130
          The Reader's Digest Association, Inc.
           Company Guar. Notes
           9.00% due 02/15/17.......................   25,000     1,750
                                                               --------
                                                                  2,880
                                                               --------
        Real Estate Investment Trusts -- 0.1%
          PPF Funding, Inc.
           Bonds
           5.35% due 04/15/12*......................   60,000    42,584
          Simon Property Group LP
           Senior Notes
           10.35% due 04/01/19......................   18,000    17,494
                                                               --------
                                                                 60,078
                                                               --------
        Recycling -- 0.0%
          Aleris International, Inc.
           Company Guar. Notes
           9.00% due 12/15/14+(7)(10)(16)...........   45,000        32
                                                               --------
        Rental Auto/Equipment -- 0.0%
          United Rentals North America, Inc.
           Company Guar. Notes
           7.75% due 11/15/13.......................   40,000    21,800
                                                               --------
        Research & Development -- 0.0%
          Alion Science and Technology Corp.
           Company Guar. Notes
           10.25% due 02/01/15......................   55,000     8,250
                                                               --------
        Retail-Restaurants -- 0.1%
          McDonald's Corp.
           Senior Notes
           5.70% due 02/01/39.......................   42,000    40,707
          NPC International, Inc.
           Company Guar. Notes
           9.50% due 05/01/14.......................   45,000    35,100
                                                               --------
                                                                 75,807
                                                               --------
        Savings & Loans/Thrifts -- 0.2%
          Western Financial Bank
           Sub. Notes
           9.63% due 05/15/12.......................  150,000   149,760
                                                               --------
        Schools -- 0.1%
          Johns Hopkins University
           Notes
           5.25% due 07/01/19.......................   30,000    29,696
          Princeton University
           Senior Notes
           5.70% due 03/01/39.......................   49,000    48,944
                                                               --------
                                                                 78,640
                                                               --------

                                                                 Market
                                                      Principal  Value
                   Security Description                Amount   (Note 3)
        ---------------------------------------------------------------
        Special Purpose Entities -- 0.2%
          BankBoston Capital Trust III
           Company Guar. Notes
           2.07% due 06/15/27(1)..................... $ 53,000  $ 26,512
          Chukchansi Economic Development Authority
           Senior Notes
           8.00% due 11/15/13*.......................   45,000     9,788
          Principal Life Global Funding I
           Senior Sec. Notes
           5.25% due 01/15/13*.......................  100,000    93,038
          The Goldman Sachs Capital III
           Company Guar. Notes
           2.03% due 09/01/12(1)(8)..................  121,000    38,115
                                                                --------
                                                                 167,453
                                                                --------
        Steel-Producers -- 0.3%
          ArcelorMittal USA
           Company Guar. Notes
           6.50% due 04/15/14........................  130,000   102,153
          Reliance Steel & Aluminum Co.
           Company Guar. Notes
           6.85% due 11/15/36........................   60,000    36,608
          Ryerson, Inc.
           Senior. Sec. Notes
           8.55% due 11/01/14*(1)....................   50,000    25,875
          United States Steel Corp.
           Senior Notes
           7.00% due 02/01/18........................   45,000    30,709
                                                                --------
                                                                 195,345
                                                                --------
        Telecom Services -- 0.3%
          Bellsouth Telecommunications, Inc.
           Debentures
           7.00% due 12/01/95........................  174,000   137,308
          Fairpoint Communications, Inc.
           Senior Notes
           13.13% due 04/01/18.......................   15,000     2,850
          Fairpoint Communications, Inc.
           Senior Notes
           13.13% due 04/01/18*......................   13,000     2,470
          Qwest Corp.
           Senior Notes
           7.50% due 10/01/14........................   65,000    59,150
                                                                --------
                                                                 201,778
                                                                --------
        Telephone-Integrated -- 0.6%
          AT&T Corp.
           Company Guar. Notes
           7.30% due 11/15/11........................   63,000    67,694
          AT&T, Inc.
           Senior Notes
           5.63% due 06/15/16........................   35,000    35,077
          AT&T, Inc.
           Senior Notes
           6.30% due 01/15/38........................   70,000    61,468
          Cincinnati Bell, Inc.
           Company Guar. Notes
           7.00% due 02/15/15........................   14,000    12,880

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                             Market
                                                  Principal  Value
                   Security Description            Amount   (Note 3)
           ---------------------------------------------------------
           CORPORATE BONDS & NOTES (continued)
           Telephone-Integrated (continued)
             Pacific Bell Telephone Co.
              Company Guar. Notes
              7.13% due 03/15/26................. $ 80,000  $ 77,366
             Sprint Capital Corp.
              Company Guar. Notes
              8.38% due 03/15/12.................   35,000    31,500
             Sprint Capital Corp.
              Company Guar. Notes
              8.75% due 03/15/32.................   65,000    43,550
             Verizon Communications, Inc.
              Senior Notes
              6.35% due 04/01/19.................   28,000    27,662
             Verizon Pennsylvania, Inc.
              Senior Bonds
              8.35% due 12/15/30.................   35,000    34,240
             Verizon Virginia, Inc.
              Senior Debentures
              4.63% due 03/15/13.................   35,000    33,951
                                                            --------
                                                             425,388
                                                            --------
           Television -- 0.0%
             Allbritton Communications Co.
              Senior Sub. Notes
              7.75% due 12/15/12.................    7,000     2,590
             Paxson Communications Corp.
              Senior Sec. Notes
              7.34% due 01/15/13*(16)(18)(19)....   59,604       536
             Young Broadcasting, Inc.
              Company Guar. Notes
              10.00% due 03/01/11+(7)(10)........   25,000         3
                                                            --------
                                                               3,129
                                                            --------
           Tools-Hand Held -- 0.0%
             Black & Decker Corp.
              Notes
              8.95% due 04/15/14.................   35,000    34,582
                                                            --------
           Transport-Air Freight -- 0.3%
             Atlas Air, Inc.
              Pass Through Certs.
              Series 1991-1, Class B
              7.63% due 01/02/15.................  366,911   245,830
                                                            --------
           Transport-Equipment & Leasing -- 0.0%
             GATX Corp.
              Pass Through Certs.
              9.00% due 11/15/13.................   16,000    16,843
                                                            --------
           Transport-Rail -- 0.1%
             CSX Corp.
              Senior Notes
              6.25% due 04/01/15.................   40,000    36,362
             CSX Corp.
              Senior Notes
              6.25% due 03/15/18.................   27,000    23,260
                                                            --------
                                                              59,622
                                                            --------

                                                                  Market
                                                      Principal   Value
                  Security Description                 Amount    (Note 3)
     ---------------------------------------------------------------------
     Transport-Services -- 0.1%
       PHI, Inc.
        Company Guar. Notes
        7.13% due 04/15/13........................... $ 75,000  $    46,219
       United Parcel Service, Inc.
        Senior Notes
        3.88% due 04/01/14...........................   20,000       20,049
       United Parcel Service, Inc.
        Senior Notes
        5.13% due 04/01/19...........................   13,000       13,085
                                                                -----------
                                                                     79,353
                                                                -----------
     Total Corporate Bonds & Notes
        (cost $12,176,406)...........................            10,323,400
                                                                -----------
     FOREIGN CORPORATE BONDS & NOTES -- 2.5%
     Banks-Commercial -- 0.2%
       Banco Continental de Panama SA
        Notes
        6.63% due 12/01/10*..........................   35,000       35,000
       Barclays Bank PLC
        Jr. Sub. Notes
        5.93% due 12/31/16*(6).......................   80,000       26,833
       Caisse Nationale des Caisses d'Epargne et de
        Prevoyance
        Senior Notes
        3.06% due 12/30/09(1)(8).....................  109,000       66,490
       Credit Agricole SA
        Jr. Sub. Notes
        6.64% due 05/31/17*(6).......................   71,000       21,326
       Lloyds Banking Group PLC
        Jr. Sub. Notes
        5.92% due 10/01/15*..........................   40,000        7,200
                                                                -----------
                                                                    156,849
                                                                -----------
     Brewery -- 0.0%
       SABMiller PLC
        Notes
        6.50% due 07/15/18*..........................   41,000       38,184
                                                                -----------
     Containers-Metal/Glass -- 0.1%
       Rexam PLC
        Senior Notes
        6.75% due 06/01/13*..........................   51,000       44,310
                                                                -----------
     Cruise Lines -- 0.1%
       Royal Caribbean Cruises, Ltd.
        Senior Notes
        7.00% due 06/15/13...........................   70,000       39,287
                                                                -----------
     Diversified Manufacturing Operations -- 0.0%
       Bombardier, Inc.
        Senior Notes
        8.00% due 11/15/14*..........................   25,000       18,313
                                                                -----------
     Diversified Minerals -- 0.0%
       BHP Billiton Finance USA, Ltd.
        Company Guar. Notes
        5.50% due 04/01/14...........................   35,000       35,241
                                                                -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                                Market
                                                     Principal  Value
                   Security Description               Amount   (Note 3)
        ---------------------------------------------------------------
        FOREIGN CORPORATE BONDS & NOTES (continued)
        Diversified Operations -- 0.1%
          EnCana Holdings Finance Corp.
           Company Guar. Notes
           5.80% due 05/01/14....................... $ 59,000  $ 58,037
                                                               --------
        Electric-Integrated -- 0.3%
          Electricite de France
           Notes
           6.50% due 01/26/19*......................   56,000    57,688
          Electricite de France
           Notes
           6.95% due 01/26/39*......................   70,000    69,381
          Empresa Nacional de Electricidad SA
           Bonds
           7.33% due 02/01/37.......................   84,000    79,028
                                                               --------
                                                                206,097
                                                               --------
        Food-Retail -- 0.1%
          Delhaize Group
           Senior Notes
           6.50% due 06/15/17.......................   90,000    86,999
                                                               --------
        Insurance-Multi-line -- 0.1%
          Aegon NV
           Senior Notes
           2.57% due 07/15/14(1)(8).................  156,000    37,596
          XL Capital Finance PLC
           Company Guar. Notes
           6.50% due 01/15/12.......................   32,000    23,289
          XL Capital, Ltd.
           Senior Notes
           5.25% due 09/15/14.......................   56,000    36,693
                                                               --------
                                                                 97,578
                                                               --------
        Investment Companies -- 0.0%
          Xstrata Finance Canada, Ltd.
           Company Guar. Notes
           6.90% due 11/15/37*......................   40,000    23,924
                                                               --------
        Medical Products -- 0.0%
          Angiotech Pharmaceuticals, Inc.
           Company Guar. Notes
           5.01% due 12/01/13(1)....................   15,000     9,750
          Angiotech Pharmaceuticals, Inc.
           Company Guar. Notes
           7.75% due 04/01/14.......................   55,000    15,675
                                                               --------
                                                                 25,425
                                                               --------
        Medical-Drugs -- 0.1%
          Elan Finance PLC
           Company Guar. Notes
           7.75% due 11/15/11.......................   40,000    33,600
          Novartis Securities Investment, Ltd.
           Company Guar. Notes
           5.13% due 02/10/19.......................   65,000    65,996
                                                               --------
                                                                 99,596
                                                               --------

                                                                  Market
                                                       Principal  Value
                    Security Description                Amount   (Note 3)
       ------------------------------------------------------------------
       Oil Companies-Exploration & Production -- 0.1%
         Nexen, Inc.
          Senior Notes
          5.88% due 03/10/35.......................... $ 36,000  $ 23,818
         OPTI Canada, Inc.
          Senior Sec. Notes
          7.88% due 12/15/14..........................   50,000    21,875
                                                                 --------
                                                                   45,693
                                                                 --------
       Oil Companies-Integrated -- 0.1%
         Shell International Finance BV
          Company Guar. Notes
          4.00% due 03/21/14..........................   35,000    35,491
         Shell International Finance BV
          Company Guar. Notes
          6.38% due 12/15/38..........................   42,000    44,227
         Suncor Energy, Inc.
          Senior Notes
          6.85% due 06/01/39..........................   17,000    12,848
                                                                 --------
                                                                   92,566
                                                                 --------
       Printing-Commercial -- 0.0%
         Quebecor World Capital Corp.
          Company Guar. Notes
          8.75% due 03/15/16*+(7)(15).................   30,000     1,050
                                                                 --------
       Satellite Telecom -- 0.1%
         Intelsat Intermediate Holding Co., Ltd.
          Senior Notes
          9.50% due 02/01/15*(2)......................   20,000    16,600
         Intelsat Subsidiary Holding Co., Ltd.
          Senior Notes
          8.50% due 01/15/13*.........................   50,000    47,125
                                                                 --------
                                                                   63,725
                                                                 --------
       Special Purpose Entities -- 0.5%
         Aries Vermoegensverwaltungs GmbH
          Sec. Notes
          9.60% due 10/25/14..........................  250,000   311,835
         Hybrid Capital Funding I LP
          Notes
          8.00% due 06/30/11(8).......................  286,000    34,306
         SMFG Preferred Capital, Ltd.
          Sub. Notes
          6.08% due 01/25/17*(6)......................  121,000    74,036
                                                                 --------
                                                                  420,177
                                                                 --------
       Telephone-Integrated -- 0.3%
         Deutsche Telekom International Finance BV
          Company Guar. Bonds
          6.75% due 08/20/18..........................   35,000    35,151
         Telecom Italia Capital SA
          Company Guar. Notes
          4.95% due 09/30/14..........................   60,000    51,806
         Telecom Italia Capital SA
          Company Guar. Bonds
          6.20% due 07/18/11..........................  115,000   112,930
                                                                 --------
                                                                  199,887
                                                                 --------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                                Market
                                                    Principal   Value
                  Security Description               Amount    (Note 3)
       -----------------------------------------------------------------
       FOREIGN CORPORATE BONDS & NOTES (continued)
       Transport-Marine -- 0.1%
         DP World, Ltd.
          Bonds
          6.85% due 07/02/37*...................... $121,000  $   57,892
                                                              ----------
       Transport-Rail -- 0.2%
         Canadian National Railway Co.
          Senior Notes
          6.38% due 10/15/11.......................  130,000     138,795
                                                              ----------
       Total Foreign Corporate Bonds & Notes
          (cost $2,751,310)........................            1,949,625
                                                              ----------
       U.S. GOVERNMENT AGENCIES -- 17.0%
       Federal Home Loan Mtg. Corp. -- 10.1%
          4.50% due 01/01/39.......................  182,848     186,870
          5.00% due 05/01/34.......................  720,093     744,994
          5.00% due 06/01/34.......................  686,581     710,323
          5.00% due 07/01/35.......................   91,587      94,696
          5.00% due 10/01/35.......................  466,836     482,687
          5.00% due 11/01/35.......................  326,777     337,872
          5.00% due 11/01/36.......................   30,106      31,096
          5.00% due 03/01/38.......................  202,294     208,867
          5.50% due 07/01/34.......................  416,462     433,466
          5.50% due 09/01/37.......................  206,805     214,818
          5.50% due 01/01/38.......................  495,748     514,983
          5.50% due 07/01/38.......................  480,367     498,978
          5.80% due 01/01/37(1)....................  351,548     365,262
          5.95% due 10/01/36(1)....................  471,818     491,212
          6.00% due 12/01/33.......................   75,300      79,128
          6.00% due 10/01/37.......................  294,013     307,717
          6.50% due 03/01/36.......................  217,922     230,014
          6.50% due 05/01/36.......................    6,816       7,194
          6.50% due 11/01/37.......................  120,864     127,564
          7.00% due 04/01/32.......................  114,387     122,903
         REMIC
          Series 3102, Class PG
          5.00% due 11/15/28.......................  304,000     315,955
          Series 3317, Class PD
          5.00% due 09/15/31.......................  390,000     407,256
          Series 3116, Class PD
          5.00% due 10/15/34.......................  615,000     642,044
          Series 3349, Class HB
          5.50% due 06/15/31.......................  232,000     242,659
                                                              ----------
                                                               7,798,558
                                                              ----------
       Federal National Mtg. Assoc. -- 5.3%
          4.50% due 01/01/39.......................  153,624     157,175
          5.00% due 03/15/16.......................   47,000      52,159
          5.00% due 08/01/18.......................  137,653     143,859
          5.00% due 07/01/37.......................  116,187     120,020
          5.50% due 11/01/22.......................  229,715     239,769
          5.50% due 12/01/33.......................  764,498     796,810
          5.50% due 02/01/36(1)....................  248,324     256,413
          5.50% due 11/01/36.......................  224,193     232,968
          5.50% due 08/01/38.......................    8,210       8,530
          6.00% due 12/01/33.......................   70,744      74,273

                                                              Market
                                                  Principal   Value
                  Security Description             Amount    (Note 3)
        ---------------------------------------------------------------
        Federal National Mtg. Assoc. (continued)
           6.00% due 11/01/36.................... $505,440  $   525,919
           6.00% due 07/01/38....................  645,611      675,062
           6.50% due 09/01/32....................  218,040      231,427
           6.50% due 07/01/36....................   93,814       98,944
           6.50% due 10/01/37....................   92,343       97,386
          REMIC
           Series 2005-12, Class BE
           5.00% due 11/25/30....................  385,000      400,287
                                                            -----------
                                                              4,111,001
                                                            -----------
        Government National Mtg. Assoc. -- 1.6%
           5.50% due 05/15/33....................  379,606      396,789
           5.50% due 12/15/33....................  277,459      290,019
           6.00% due 09/15/38....................  445,683      466,274
           7.50% due 01/15/32....................   96,323      103,633
                                                            -----------
                                                              1,256,715
                                                            -----------
        Total U.S. Government Agencies
           (cost $12,666,352)....................            13,166,274
                                                            -----------
        U.S. GOVERNMENT TREASURIES -- 5.5%
        U.S. Treasury Bonds -- 1.0%
           4.38% due 02/15/38....................  495,000      562,289
           4.50% due 05/15/38....................   38,000       44,365
           5.25% due 11/15/28....................  107,000      131,610
           8.13% due 08/15/19....................   33,000       47,850
                                                            -----------
                                                                786,114
                                                            -----------
        U. S. Treasury Notes -- 4.5%
           2.00% due 11/30/13....................  558,000      569,509
           2.75% due 02/28/13....................   45,000       47,419
           2.75% due 02/15/19....................  105,000      105,607
           2.88% due 01/31/13....................  446,000      471,784
           3.38% due 07/31/13....................  102,000      110,351
           3.50% due 02/15/18....................   97,000      104,093
           3.63% due 06/15/10....................  800,000      829,500
           3.75% due 11/15/18....................  102,000      111,188
           3.88% due 05/15/18....................   31,000       34,197
           4.00% due 08/15/18....................  206,000      228,918
           4.25% due 08/15/15....................   24,000       27,345
           4.25% due 11/15/17....................  150,000      170,156
           4.50% due 11/15/15....................  200,000      231,938
           4.88% due 06/30/09....................  400,000      404,578
                                                            -----------
                                                              3,446,583
                                                            -----------
        Total U.S. Government Treasuries
           (cost $4,188,139).....................             4,232,697
                                                            -----------
        Total Long-Term Investment Securities
           (cost $86,306,408)....................            72,812,446
                                                            -----------
        SHORT-TERM INVESTMENT SECURITIES -- 0.0%
        Finance-Auto Loans -- 0.0%
          Ford Motor Credit Co. LLC
           Senior Notes
           5.54% due 04/15/09
           (cost $29,370)........................   30,000       29,370
                                                            -----------

        SunAmerica Balanced Assets Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                                    Market
                                                       Principal    Value
                 Security Description                   Amount     (Note 3)
   -------------------------------------------------------------------------
   REPURCHASE AGREEMENTS -- 3.4%
     Agreement with State Street Bank & Trust Co.,
      bearing interest at 0.01%, dated 03/31/09, to
      be repurchased 04/01/09 in the amount of
      $1,246,000 and collateraized by $1,215,000
      of Federal Home Loan Mtg. Corp. Notes,
      bearing interest at 4.38% due 09/17/10 and
      having an approximate value of
      $1,272,834..................................... $1,246,000  $ 1,246,000
     State Street Bank & Trust Co.
      Joint Repurchase Agreement(13).................  1,397,000    1,397,000
                                                                  -----------
   Total Repurchase Agreements
      (cost $2,643,000)..............................               2,643,000
                                                                  -----------
   TOTAL INVESTMENTS
      (cost $88,978,778)(14).........................       97.5%  75,484,816
   Other assets less liabilities.....................        2.5    1,944,307
                                                      ----------  -----------
   NET ASSETS                                              100.0% $77,429,123
                                                      ==========  ===========

--------
+    Non-income producing security
* Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At March 31, 2009, the aggregate value of these securities was $2,390,509 representing 3.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1) Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2009.
(2) "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.
(3) Variable Rate Security -- the rate reflected is as of March 31, 2009, maturity date reflects the stated maturity date.
(4)  Commercial Mortgage Backed Security
(5)  Collateralized Mortgage Obligation
(6) Variable Rate Security -- the rate reflected is as of March 31, 2009, maturity date reflects next reset date.
(7)  Bond in default
(8)  Perpetual maturity -- maturity date reflects the next call date.
(9)  Fair valued security; see Note 3
(10) Company has filed Chapter 11 bankruptcy protection
(11) Illiquid security. At March 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(12) To the extent permitted by the Prospectus, the Balanced Assets Fund may invest in restricted securities. The Fund has no right to demand registration of these securities. The securities are valued pursuant to
     Note 3. Restricted securities held by a fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of March 31, 2009, the Balanced Assets Fund held the following restricted securities:

                                                              Market
                                                               Value   % of
                     Acquisition Principal Acquisition Market Per Par  Net
    Name                Date      Amount      Cost     Value  Amount  Assets
    ----             ----------- --------- ----------- ------ ------- ------
    Southern Energy
     7.90% due
     7/15/2009......  1/10/2006  $150,000      $0        $0     $0     0.00%

(13) See Note 3 for details on Joint Repurchase Agreement.
(14) See Note 7 for cost of investments on a tax basis.
(15) Company has filed bankruptcy in country of issuance.
(16) Income may be received in cash or additional shares at the discretion of the issuer.
(17) PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.
(18) Subsequent to March 31, 2009, the company has filed Chapter 11 bankruptcy protection.
(19) Bond is in default of interest subsequent to March 31, 2009.
ADR --American Depository Receipt
REMIC --Real Estate Mortgage Investment Conduit

See Notes to Financial Statements

        SunAmerica International Equity Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

                 Oil Companies-Integrated...............  8.4%
                 Banks-Commercial.......................  8.2
                 Medical-Drugs..........................  5.0
                 Diversified Banking Institutions.......  3.9
                 Telephone-Integrated...................  3.6
                 Machinery-General Industrial...........  3.5
                 Diversified Minerals...................  3.3
                 Oil Companies-Exploration & Production.  3.3
                 Repurchase Agreement...................  2.3
                 Electronic Components-Misc.............  2.3
                 Auto-Cars/Light Trucks.................  2.1
                 Consulting Services....................  2.0
                 Cellular Telecom.......................  2.0
                 Food-Retail............................  2.0
                 Multimedia.............................  1.9
                 Food-Misc..............................  1.8
                 Rubber-Tires...........................  1.8
                 Medical-Biomedical/Gene................  1.8
                 Insurance-Reinsurance..................  1.7
                 Gas-Distribution.......................  1.7
                 Building Products-Cement...............  1.7
                 Gas-Transportation.....................  1.6
                 Finance-Other Services.................  1.6
                 Medical Products.......................  1.6
                 Beverages-Wine/Spirits.................  1.6
                 Tobacco................................  1.5
                 Import/Export..........................  1.5
                 Chemicals-Diversified..................  1.4
                 Electronic Components-Semiconductors...  1.2
                 Agricultural Chemicals.................  1.2
                 Cruise Lines...........................  1.2
                 Cable/Satellite TV.....................  1.1
                 Gold Mining............................  1.1
                 Medical-Generic Drugs..................  1.1
                 Coal...................................  1.0
                 Shipbuilding...........................  0.9
                 Index Fund.............................  0.9
                 Metal-Diversified......................  0.9
                 Wireless Equipment.....................  0.8
                 Telecom Services.......................  0.8
                 Audio/Video Products...................  0.8
                 Brewery................................  0.7
                 Non-Ferrous Metals.....................  0.7
                 Oil Refining & Marketing...............  0.7
                 Broadcast Services/Program.............  0.7
                 Electric-Integrated....................  0.6
                 Transport-Marine.......................  0.6
                 Patient Monitoring Equipment...........  0.6
                 Web Portals/ISP........................  0.6
                 Machinery-Construction & Mining........  0.6
                 Enterprise Software/Service............  0.5
                 Auto/Truck Parts & Equipment-Original..  0.5
                 Finance-Investment Banker/Broker.......  0.5
                 Steel-Specialty........................  0.5
                 Insurance-Property/Casualty............  0.4
                 Office Automation & Equipment..........  0.4
                 Machinery-Material Handling............  0.4
                 Batteries/Battery Systems..............  0.4
                 Retail-Misc./Diversified...............  0.4
                 Circuit Boards.........................  0.3
                 Cosmetics & Toiletries.................  0.2
                 Toys...................................  0.2
                 Real Estate Management/Services........  0.2
                                                         ----
                                                         98.8%
                                                         ====

Country Allocation*

                 United Kingdom......................... 19.3%
                 Japan.................................. 16.7
                 France.................................  8.2
                 Canada.................................  6.6
                 Germany................................  6.5
                 Australia..............................  4.2
                 Switzerland............................  4.0
                 United States..........................  3.3
                 Italy..................................  3.2
                 Spain..................................  3.1
                 Brazil.................................  3.0
                 China..................................  2.5
                 Hong Kong..............................  2.0
                 South Korea............................  1.8
                 Israel.................................  1.8
                 Singapore..............................  1.7
                 Ireland................................  1.7
                 Netherlands............................  1.7
                 Taiwan.................................  1.5
                 Mexico.................................  1.4
                 Portugal...............................  1.0
                 South Africa...........................  1.0
                 Philippines............................  0.9
                 Russia.................................  0.9
                 Finland................................  0.8
                                                         ----
                                                         98.8%
                                                         ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)

                                                                 Market
                                                                  Value
                  Security Description                Shares   (Note 3)(1)
      --------------------------------------------------------------------
      COMMON STOCK -- 94.0%
      Australia -- 4.2%
        BHP Billiton, Ltd...........................   136,800 $ 3,049,107
        CSL, Ltd....................................    95,700   2,165,383
                                                               -----------
                                                                 5,214,490
                                                               -----------
      Brazil -- 1.5%
        Petroleo Brasileiro SA ADR..................    59,810   1,822,411
                                                               -----------
      Canada -- 6.6%
        Bank of Nova Scotia.........................    69,350   1,708,998
        Barrick Gold Corp...........................    40,300   1,304,444
        EnCana Corp.................................    51,700   2,115,895
        Shaw Communications, Inc., Class B..........    92,000   1,402,475
        Toronto-Dominion Bank.......................    47,730   1,645,261
                                                               -----------
                                                                 8,177,073
                                                               -----------
      China -- 2.5%
        Bank of China, Ltd.......................... 4,661,400   1,552,206
        Mindray Medical International, Ltd. ADR.....    37,042     685,647
        Shanghai Electric Group Co., Ltd............ 2,962,000     852,545
                                                               -----------
                                                                 3,090,398
                                                               -----------
      Finland -- 0.8%
        Nokia OYJ...................................    87,578   1,025,296
                                                               -----------
      France -- 8.2%
        Alstom SA...................................    43,213   2,237,201
        Compagnie Generale des Etablissements
         Michelin, Class B..........................    44,731   1,656,162
        Pernod Ricard SA............................    35,332   1,974,810
        Total SA....................................    85,917   4,261,128
                                                               -----------
                                                                10,129,301
                                                               -----------
      Germany -- 6.5%
        Deutsche Bank AG............................    64,504   2,623,714
        Deutsche Boerse AG..........................    32,900   1,987,669
        MAN AG......................................    29,184   1,273,082
        Muenchener Rueckversicherungs AG............    17,348   2,118,925
                                                               -----------
                                                                 8,003,390
                                                               -----------
      Hong Kong -- 2.0%
        Hengan International Group Co., Ltd.........   214,840     863,564
        Hong Kong & China Gas Co., Ltd..............   990,150   1,566,480
        Peace Mark Holdings, Ltd.(2)................   800,000           0
        Peregrine Investments Holdings, Ltd.+(2)(3).    91,000           0
                                                               -----------
                                                                 2,430,044
                                                               -----------
      Ireland -- 1.7%
        CRH PLC.....................................    96,240   2,090,750
                                                               -----------
      Israel -- 1.8%
        Israel Chemicals, Ltd.......................   110,700     909,449
        Teva Pharmaceutical Industries, Ltd. ADR....    28,551   1,286,222
                                                               -----------
                                                                 2,195,671
                                                               -----------
      Italy -- 3.2%
        ENI SpA.....................................   101,017   1,944,926
        Snam Rete Gas SpA...........................   372,871   2,001,483
                                                               -----------
                                                                 3,946,409
                                                               -----------

                                                               Market
                                                                Value
                   Security Description              Shares  (Note 3)(1)
       -----------------------------------------------------------------
       Japan -- 16.7%
         Aioi Insurance Co., Ltd.................... 141,000 $   545,233
         Bridgestone Corp...........................  38,100     550,203
         Daiwa Securities Group, Inc................ 145,000     641,802
         Fuji Heavy Industries, Ltd................. 226,000     752,038
         GS Yuasa Corp..............................  95,000     471,903
         Hitachi Metals, Ltd........................  77,000     549,387
         Honda Motor Co., Ltd.......................  33,700     806,328
         Ibiden Co., Ltd............................  17,300     423,585
         Japan Steel Works, Ltd.....................  52,000     489,767
         Komatsu, Ltd...............................  60,400     669,983
         Mitsubishi Corp............................  36,300     482,985
         Mitsubishi Estate Co., Ltd.................  20,000     228,300
         Mitsubishi Materials Corp.................. 326,000     879,038
         Mitsubishi UFJ Financial Group, Inc........ 246,000   1,208,516
         Mitsui & Co., Ltd.......................... 130,000   1,323,474
         Mitsui O.S.K. Lines, Ltd................... 148,000     734,323
         Murata Manufacturing Co., Ltd..............  10,400     402,085
         Nidec Corp.................................  12,200     553,369
         Nintendo Co., Ltd..........................   1,000     293,335
         Nippon Mining Holdings, Inc................ 109,000     439,797
         Nippon Telegraph and Telephone Corp........  32,600   1,238,190
         Panasonic Corp.............................  40,700     447,262
         Pigeon Corp................................  12,000     298,355
         Ricoh Co., Ltd.............................  41,000     493,431
         Seven & I Holdings Co., Ltd................  20,200     445,990
         Seven Bank, Ltd............................     137     365,375
         Shin-Etsu Chemical Co., Ltd................  17,400     854,018
         Showa Shell Sekiyu K.K.....................  46,200     425,109
         Sony Corp..................................  26,100     535,162
         Tokyo Electric Power Co., Inc..............  30,600     763,859
         Tokyo Gas Co., Ltd......................... 153,000     534,350
         Toyota Motor Corp..........................  30,700     984,635
         Tsumura & Co...............................  21,700     560,193
         Unicharm Petcare Corp......................   9,500     240,929
                                                             -----------
                                                              20,632,309
                                                             -----------
       Mexico -- 1.4%
         Fomento Economico Mexicano SAB de CV ADR...  35,400     892,434
         Grupo Televisa SA ADR......................  62,200     848,408
                                                             -----------
                                                               1,740,842
                                                             -----------
       Netherlands -- 1.7%
         Koninklijke KPN NV......................... 154,212   2,062,322
                                                             -----------
       Philippines -- 0.9%
         Philippine Long Distance Telephone Co. ADR.  26,020   1,148,263
                                                             -----------
       Portugal -- 1.0%
         Galp Energia, SGPS, S.A.................... 106,410   1,270,277
                                                             -----------
       Russia -- 0.9%
         OAO Rosneft Co. GDR........................ 254,400   1,091,376
                                                             -----------
       Singapore -- 1.7%
         SembCorp Marine, Ltd....................... 940,000   1,120,107
         StarHub, Ltd............................... 773,600   1,007,240
                                                             -----------
                                                               2,127,347
                                                             -----------
       South Africa -- 1.0%
         Exxaro Resources, Ltd...................... 162,200   1,189,381
                                                             -----------

        SunAmerica International Equity Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                               Market
                                                                Value
                  Security Description              Shares   (Note 3)(1)
       ------------------------------------------------------------------
       COMMON STOCK (continued)
       South Korea -- 1.8%
         Hyundai Mobis............................    11,000 $    642,950
         LG Dacom Corp............................    53,300      675,121
         Samsung Electronics Co., Ltd.............     2,170      896,234
                                                             ------------
                                                                2,214,305
                                                             ------------
       Spain -- 3.1%
         Banco Santander SA.......................   431,706    2,968,265
         Grifols SA...............................    56,913      820,939
                                                             ------------
                                                                3,789,204
                                                             ------------
       Switzerland -- 4.0%
         Nestle SA................................    59,257    2,005,819
         Roche Holding AG.........................     9,897    1,358,803
         Syngenta AG..............................     7,501    1,507,976
                                                             ------------
                                                                4,872,598
                                                             ------------
       Taiwan -- 1.5%
         Hon Hai Precision Industry Co., Ltd. GDR.   410,600    1,827,170
                                                             ------------
       United Kingdom -- 19.3%
         ARM Holdings PLC.........................   429,324      630,775
         Autonomy Corp. PLC+......................    34,961      655,054
         BHP Billiton PLC.........................    53,571    1,060,657
         British American Tobacco PLC.............    80,691    1,868,408
         Carnival PLC.............................    64,031    1,450,612
         GlaxoSmithKline PLC......................   152,469    2,374,034
         HSBC Holdings PLC........................   162,600      920,480
         Pearson PLC..............................   236,309    2,372,617
         Rio Tinto PLC............................    32,177    1,077,429
         Serco Group PLC..........................   466,852    2,449,520
         Shire PLC................................    80,200      978,324
         Smith & Nephew PLC.......................   180,002    1,112,688
         Tesco PLC................................   502,897    2,406,852
         Tullow Oil PLC...........................   167,612    1,926,702
         Vodafone Group PLC....................... 1,397,263    2,441,023
                                                             ------------
                                                               23,725,175
                                                             ------------
       United States -- 0.0%
         SoftBrands, Inc.+........................        40           11
                                                             ------------
       Total Common Stock
          (cost $123,317,383).....................            115,815,813
                                                             ------------
       PREFERRED STOCK -- 1.5%
       Brazil -- 1.5%
         Banco Bradesco SA
          (cost $2,509,987).......................   185,700    1,849,195
                                                             ------------
       EXCHANGE-TRADED FUNDS -- 0.9%
       United States -- 0.9%
       iShares MSCI Canada Index Fund
          (cost $1,079,578).......................    66,500    1,094,590
                                                             ------------
       Total Long-Term Investment Securities
          (cost $126,906,948).....................            118,759,598
                                                             ------------

                                                                  Market
                                                     Principal     Value
                 Security Description                 Amount    (Note 3)(1)
    ------------------------------------------------------------------------
    REPURCHASE AGREEMENT -- 2.4%
    Agreement with State Street Bank & Trust Co.,
     bearing interest at 0.01%, dated 03/31/09, to
     be repurchased 04/01/09 in the amount of
     $2,876,001 and collateraized by Federal Home
     Loan Bank Notes, bearing interest at
     4.38% due 09/17/10 and having an
     approximate value of $2,938,518
     (cost $2,876,000)............................. $2,876,000  $  2,876,000
                                                                ------------
    TOTAL INVESTMENTS --
       (cost $129,782,948)(4)......................       98.8%  121,635,598
    Other assets less liabilities..................        1.2     1,532,631
                                                    ----------  ------------
    NET ASSETS --                                        100.0% $123,168,229
                                                    ==========  ============

--------
+    Non-income producing security
(1) A substantial number of the Fund's holdings were valued using the fair value procedures at March 31, 2009. At March 31, 2009, the aggregate value of these securities was $98,036,798 representing 79.6% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  Fair valued security; see Note 3
(3) Illiquid security. At March 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)  See Note 7 for cost of investments on a tax basis.
ADR --American Depository Receipt
GDR --Global Depository Receipt

See Notes to Financial Statements

        SunAmerica Value Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

                  Oil Companies-Integrated............. 16.5%
                  Electric-Integrated..................  8.1
                  Telephone-Integrated.................  7.5
                  Medical-Drugs........................  7.1
                  Diversified Banking Institutions.....  7.0
                  Diversified Manufacturing Operations.  4.5
                  Medical Products.....................  4.1
                  Food-Misc............................  3.4
                  Aerospace/Defense-Equipment..........  3.2
                  Repurchase Agreement.................  3.0
                  Cosmetics & Toiletries...............  2.6
                  Applications Software................  2.3
                  Banks-Fiduciary......................  1.9
                  Retail-Discount......................  1.8
                  Retail-Apparel/Shoe..................  1.8
                  Insurance-Property/Casualty..........  1.8
                  Medical-HMO..........................  1.7
                  Apparel Manufacturers................  1.7
                  Multimedia...........................  1.6
                  Beverages-Non-alcoholic..............  1.6
                  Insurance-Multi-line.................  1.6
                  Retail-Drug Store....................  1.5
                  Transport-Rail.......................  1.5
                  Banks-Super Regional.................  1.4
                  Electronics-Military.................  1.3
                  Gold Mining..........................  1.2
                  E-Commerce/Services..................  1.2
                  Industrial Gases.....................  1.1
                  Medical-Biomedical/Gene..............  0.9
                  Oil Refining & Marketing.............  0.9
                                                        ----
                                                        95.8%
                                                        ====

--------
*Calculated as a percentage of net assets

        SunAmerica Value Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)


                                                                Market
                                                                Value
                    Security Description              Shares   (Note 3)
        ----------------------------------------------------------------
        COMMON STOCK -- 92.8%
        Aerospace/Defense-Equipment -- 3.2%
          Goodrich Corp..............................  34,829 $1,319,671
          United Technologies Corp...................  27,700  1,190,546
                                                              ----------
                                                               2,510,217
                                                              ----------
        Apparel Manufacturers -- 1.7%
          Coach, Inc.+...............................  79,000  1,319,300
                                                              ----------
        Applications Software -- 2.3%
          Microsoft Corp.............................  99,000  1,818,630
                                                              ----------
        Banks-Fiduciary -- 1.9%
          The Bank of New York Mellon Corp...........  55,000  1,553,750
                                                              ----------
        Banks-Super Regional -- 1.4%
          Wells Fargo & Co...........................  76,100  1,083,664
                                                              ----------
        Beverages-Non-alcoholic -- 1.6%
          The Coca-Cola Co...........................  29,000  1,274,550
                                                              ----------
        Cosmetics & Toiletries -- 2.6%
          Procter & Gamble Co........................  44,300  2,086,087
                                                              ----------
        Diversified Banking Institutions -- 7.0%
          Bank of America Corp....................... 244,300  1,666,126
          Citigroup, Inc............................. 210,000    531,300
          JPMorgan Chase & Co........................  93,000  2,471,940
          Morgan Stanley.............................  41,000    933,570
                                                              ----------
                                                               5,602,936
                                                              ----------
        Diversified Manufacturing Operations -- 4.5%
          General Electric Co........................ 235,000  2,375,850
          Honeywell International, Inc...............  43,900  1,223,054
                                                              ----------
                                                               3,598,904
                                                              ----------
        E-Commerce/Services -- 1.2%
          eBay, Inc.+................................  75,000    942,000
                                                              ----------
        Electric-Integrated -- 8.1%
          FPL Group, Inc.............................  34,500  1,750,185
          PG&E Corp..................................  37,800  1,444,716
          Southern Co................................  50,000  1,531,000
          Xcel Energy, Inc...........................  94,200  1,754,946
                                                              ----------
                                                               6,480,847
                                                              ----------
        Electronics-Military -- 1.3%
          L-3 Communications Holdings, Inc...........  15,000  1,017,000
                                                              ----------
        Food-Misc. -- 3.4%
          H.J. Heinz Co..............................  45,000  1,487,700
          Kraft Foods, Inc., Class A.................  54,000  1,203,660
                                                              ----------
                                                               2,691,360
                                                              ----------
        Gold Mining -- 1.2%
          Barrick Gold Corp..........................  30,000    972,600
                                                              ----------
        Industrial Gases -- 1.1%
          Air Products & Chemicals, Inc..............  16,000    900,000
                                                              ----------
        Insurance-Multi-line -- 1.6%
          Allstate Corp..............................  66,000  1,263,900
                                                              ----------
        Insurance-Property/Casualty -- 1.8%
          Chubb Corp.................................  33,000  1,396,560
                                                              ----------

                                                  Shares/     Market
                                                 Principal    Value
                 Security Description             Amount     (Note 3)
         --------------------------------------------------------------
         Medical Products -- 4.1%
           Johnson & Johnson...................     44,400  $ 2,335,440
           Zimmer Holdings, Inc.+..............     25,000      912,500
                                                            -----------
                                                              3,247,940
                                                            -----------
         Medical-Biomedical/Gene -- 0.9%
           Amgen, Inc.+........................     15,000      742,800
                                                            -----------
         Medical-Drugs -- 7.1%
           Eli Lilly & Co......................     26,700      892,047
           Merck & Co., Inc....................     43,500    1,163,625
           Pfizer, Inc.........................    145,100    1,976,262
           Wyeth...............................     38,000    1,635,520
                                                            -----------
                                                              5,667,454
                                                            -----------
         Medical-HMO -- 1.7%
           UnitedHealth Group, Inc.............     64,000    1,339,520
                                                            -----------
         Multimedia -- 1.6%
           The Walt Disney Co..................     71,400    1,296,624
                                                            -----------
         Oil Companies-Integrated -- 16.5%
           Chevron Corp........................     55,700    3,745,268
           ConocoPhillips......................     90,000    3,524,400
           Exxon Mobil Corp....................     52,000    3,541,200
           Marathon Oil Corp...................     88,400    2,324,036
                                                            -----------
                                                             13,134,904
                                                            -----------
         Oil Refining & Marketing -- 0.9%
           Valero Energy Corp..................     40,000      716,000
                                                            -----------
         Retail-Apparel/Shoe -- 1.8%
           The Gap, Inc........................    108,000    1,402,920
                                                            -----------
         Retail-Discount -- 1.8%
           Wal-Mart Stores, Inc................     28,000    1,458,800
                                                            -----------
         Retail-Drug Store -- 1.5%
           CVS Caremark Corp...................     44,400    1,220,556
                                                            -----------
         Telephone-Integrated -- 7.5%
           AT&T, Inc...........................    125,050    3,151,260
           Verizon Communications, Inc.........     94,400    2,850,880
                                                            -----------
                                                              6,002,140
                                                            -----------
         Transport-Rail -- 1.5%
           Union Pacific Corp..................     29,000    1,192,190
                                                            -----------
         Total Long-Term Investment Securities
            (cost $92,131,525)(2)..............              73,934,153
                                                            -----------
         REPURCHASE AGREEMENT -- 3.0%
           State Street Bank & Trust Co.
            Joint Repurchase Agreement(1)
            (cost $2,362,000).................. $2,362,000    2,362,000
                                                            -----------
         TOTAL INVESTMENTS --
            (cost $94,493,525)(2)..............       95.8%  76,296,153
         Other assets less liabilities.........        4.2    3,326,758
                                                ----------  -----------
         NET ASSETS --                               100.0% $79,622,911
                                                ==========  ===========

--------
+  Non-income producing security.
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica Disciplined Growth Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

               Computers.................................. 10.4%
               Medical-Drugs..............................  5.6
               Enterprise Software/Service................  5.4
               Beverages-Non-alcoholic....................  4.4
               Aerospace/Defense..........................  4.2
               Applications Software......................  4.1
               Networking Products........................  3.5
               Tobacco....................................  3.3
               Medical Products...........................  3.1
               Cosmetics & Toiletries.....................  3.1
               Oil Companies-Integrated...................  2.9
               Medical-Biomedical/Gene....................  2.8
               Oil-Field Services.........................  2.5
               Web Portals/ISP............................  2.3
               Retail-Restaurants.........................  2.3
               Commercial Services-Finance................  2.1
               Oil Companies-Exploration & Production.....  2.0
               Apparel Manufacturers......................  1.8
               Retail-Discount............................  1.8
               Diversified Manufacturing Operations.......  1.7
               Agricultural Chemicals.....................  1.5
               Oil Field Machinery & Equipment............  1.5
               Consulting Services........................  1.4
               Computer Services..........................  1.4
               Electronics-Military.......................  1.4
               Coatings/Paint.............................  1.3
               Aerospace/Defense-Equipment................  1.2
               Retail-Drug Store..........................  1.1
               Retail-Computer Equipment..................  1.1
               Repurchase Agreement.......................  1.1
               Electric Products-Misc.....................  1.1
               Engineering/R&D Services...................  1.1
               Retail-Office Supplies.....................  1.0
               Diversified Operations/Commercial Services.  1.0
               Beverages-Wine/Spirits.....................  1.0
               Oil & Gas Drilling.........................  1.0
               Wireless Equipment.........................  0.9
               Transport-Services.........................  0.9
               Telecommunication Equipment................  0.9
               Cable/Satellite TV.........................  0.9
               Pharmacy Services..........................  0.8
               Medical Instruments........................  0.8
               Machinery-Construction & Mining............  0.8
               Insurance-Life/Health......................  0.5
               Medical-HMO................................  0.5
               Casino Services............................  0.5
               Retail-Consumer Electronics................  0.4
               Cellular Telecom...........................  0.3
               Investment Management/Advisor Services.....  0.3
               Software Tools.............................  0.3
               Commercial Services........................  0.3
               Advertising Agencies.......................  0.3
               Metal-Copper...............................  0.3
               Instruments-Controls.......................  0.2
               Metal-Iron.................................  0.2
               Steel-Producers............................  0.2
               Energy-Alternate Sources...................  0.1
               Building-Heavy Construction................  0.1
                                                           ----
                                                           99.0%
                                                           ====

--------
*Calculated as a percentage of net assets

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)

                                                             Market
                                                             Value
                    Security Description            Shares  (Note 3)
           ----------------------------------------------------------
           COMMON STOCK -- 97.9%
           Advertising Agencies -- 0.3%
             Omnicom Group, Inc....................  2,600 $   60,840
                                                           ----------
           Aerospace/Defense -- 4.2%
             Boeing Co.............................  6,000    213,480
             Lockheed Martin Corp..................  4,100    283,023
             Northrop Grumman Corp.................  4,900    213,836
             Raytheon Co...........................  6,300    245,322
                                                           ----------
                                                              955,661
                                                           ----------
           Aerospace/Defense-Equipment -- 1.2%
             Alliant Techsystems, Inc.+............    500     33,490
             United Technologies Corp..............  5,300    227,794
                                                           ----------
                                                              261,284
                                                           ----------
           Agricultural Chemicals -- 1.5%
             Monsanto Co...........................  4,200    349,020
                                                           ----------
           Apparel Manufacturers -- 1.8%
             Coach, Inc.+.......................... 11,300    188,710
             Polo Ralph Lauren Corp................  5,300    223,925
                                                           ----------
                                                              412,635
                                                           ----------
           Applications Software -- 4.1%
             Microsoft Corp........................ 49,800    914,826
                                                           ----------
           Beverages-Non-alcoholic -- 4.4%
             PepsiCo, Inc..........................  8,700    447,876
             The Coca-Cola Co...................... 12,600    553,770
                                                           ----------
                                                            1,001,646
                                                           ----------
           Beverages-Wine/Spirits -- 1.0%
             Brown-Forman Corp., Class B...........  5,600    217,448
                                                           ----------
           Building-Heavy Construction -- 0.1%
             Perini Corp.+.........................  2,100     25,830
                                                           ----------
           Cable/Satellite TV -- 0.9%
             Comcast Corp., Class A................ 14,400    196,416
                                                           ----------
           Casino Services -- 0.5%
             Scientific Games Corp., Class A+......  8,893    107,694
                                                           ----------
           Cellular Telecom -- 0.3%
             Syniverse Holdings, Inc.+.............  5,000     78,800
                                                           ----------
           Coatings/Paint -- 1.3%
             The Sherwin-Williams Co...............  5,500    285,835
                                                           ----------
           Commercial Services -- 0.3%
             Steiner Leisure, Ltd.+................  2,600     63,466
                                                           ----------
           Commercial Services-Finance -- 2.1%
             Automatic Data Processing, Inc........  5,400    189,864
             Global Payments, Inc..................  8,800    294,008
                                                           ----------
                                                              483,872
                                                           ----------
           Computer Services -- 1.4%
             Accenture, Ltd., Class A.............. 11,500    316,135
                                                           ----------
           Computers -- 10.4%
             Apple, Inc.+..........................  5,800    609,696
             Dell, Inc.+........................... 25,600    242,688
             Hewlett-Packard Co.................... 19,600    628,376
             International Business Machines Corp..  8,900    862,321
                                                           ----------
                                                            2,343,081
                                                           ----------

                                                                  Market
                                                                  Value
                    Security Description                 Shares  (Note 3)
     ---------------------------------------------------------------------
     Consulting Services -- 1.4%
       SAIC, Inc.+...................................... 17,100 $  319,257
                                                                ----------
     Cosmetics & Toiletries -- 3.1%
       Colgate-Palmolive Co.............................  5,000    294,900
       Procter & Gamble Co..............................  8,600    404,974
                                                                ----------
                                                                   699,874
                                                                ----------
     Diversified Manufacturing Operations -- 1.7%
       3M Co............................................  4,000    198,880
       Honeywell International, Inc.....................  6,800    189,448
                                                                ----------
                                                                   388,328
                                                                ----------
     Diversified Operations/Commercial Services -- 1.0%
       Chemed Corp......................................  5,900    229,510
                                                                ----------
     Electric Products-Misc. -- 1.1%
       Emerson Electric Co..............................  8,400    240,072
                                                                ----------
     Electronics-Military -- 1.4%
       L-3 Communications Holdings, Inc.................  4,500    305,100
                                                                ----------
     Energy-Alternate Sources -- 0.1%
       First Solar, Inc.+...............................    200     26,540
                                                                ----------
     Engineering/R&D Services -- 1.1%
       EMCOR Group, Inc.+...............................  2,500     42,925
       Fluor Corp.......................................  4,300    148,565
       Foster Wheeler AG+...............................  2,700     47,169
                                                                ----------
                                                                   238,659
                                                                ----------
     Enterprise Software/Service -- 5.4%
       BMC Software, Inc.+..............................  9,400    310,200
       CA, Inc.......................................... 14,800    260,628
       Oracle Corp.+.................................... 36,000    650,520
                                                                ----------
                                                                 1,221,348
                                                                ----------
     Instruments-Controls -- 0.2%
       Mettler-Toledo International, Inc.+..............  1,000     51,330
                                                                ----------
     Insurance-Life/Health -- 0.5%
       AFLAC, Inc.......................................  5,700    110,352
                                                                ----------
     Investment Management/Advisor Services -- 0.3%
       Federated Investors, Inc., Class B...............  3,300     73,458
                                                                ----------
     Machinery-Construction & Mining -- 0.8%
       Caterpillar, Inc.................................  6,400    178,944
                                                                ----------
     Medical Instruments -- 0.8%
       Medtronic, Inc...................................  6,200    182,714
                                                                ----------
     Medical Products -- 3.1%
       Baxter International, Inc........................  1,400     71,708
       Johnson & Johnson................................  8,700    457,620
       Varian Medical Systems, Inc.+....................  5,900    179,596
                                                                ----------
                                                                   708,924
                                                                ----------
     Medical-Biomedical/Gene -- 2.8%
       Biogen Idec, Inc.+...............................  5,300    277,826
       Gilead Sciences, Inc.+...........................  7,800    361,296
                                                                ----------
                                                                   639,122
                                                                ----------

        SunAmerica Disciplined Growth Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)

                                                            Market
                                                            Value
                    Security Description           Shares  (Note 3)
           ---------------------------------------------------------
           COMMON STOCK (continued)
           Medical-Drugs -- 5.6%
             Abbott Laboratories..................  8,900 $  424,530
             Bristol-Myers Squibb Co.............. 15,900    348,528
             Eli Lilly & Co.......................  1,500     50,115
             Endo Pharmaceuticals Holdings, Inc.+.  2,900     51,272
             Merck & Co., Inc.....................  3,400     90,950
             Schering-Plough Corp................. 12,200    287,310
                                                          ----------
                                                           1,252,705
                                                          ----------
           Medical-HMO -- 0.5%
             UnitedHealth Group, Inc..............  5,200    108,836
                                                          ----------
           Metal-Copper -- 0.3%
             Southern Copper Corp.................  3,400     59,228
                                                          ----------
           Metal-Iron -- 0.2%
             Cliffs Natural Resources, Inc........  2,300     41,768
                                                          ----------
           Networking Products -- 3.5%
             Cisco Systems, Inc.+................. 34,500    578,565
             Juniper Networks, Inc.+.............. 14,000    210,840
                                                          ----------
                                                             789,405
                                                          ----------
           Oil & Gas Drilling -- 1.0%
             Noble Corp...........................  8,900    214,401
                                                          ----------
           Oil Companies-Exploration & Production -- 2.0%
             Occidental Petroleum Corp............  8,100    450,765
                                                          ----------
           Oil Companies-Integrated -- 2.9%
             Exxon Mobil Corp.....................  8,200    558,420
             Hess Corp............................  1,600     86,720
                                                          ----------
                                                             645,140
                                                          ----------
           Oil Field Machinery & Equipment -- 1.5%
             Cameron International Corp.+.........  4,300     94,299
             National-Oilwell Varco, Inc.+........  8,700    249,777
                                                          ----------
                                                             344,076
                                                          ----------
           Oil-Field Services -- 2.5%
             Baker Hughes, Inc....................  2,400     68,520
             Halliburton Co....................... 13,700    211,939
             Schlumberger, Ltd....................  7,200    292,464
                                                          ----------
                                                             572,923
                                                          ----------
           Pharmacy Services -- 0.8%
             Express Scripts, Inc.+...............  4,100    189,297
                                                          ----------
           Retail-Computer Equipment -- 1.1%
             GameStop Corp., Class A+.............  8,900    249,378
                                                          ----------
           Retail-Consumer Electronics -- 0.4%
             Best Buy Co., Inc....................  2,200     83,512
                                                          ----------
           Retail-Discount -- 1.8%
             Wal-Mart Stores, Inc.................  7,800    406,380
                                                          ----------
           Retail-Drug Store -- 1.1%
             CVS Caremark Corp....................  9,200    252,908
                                                          ----------
           Retail-Office Supplies -- 1.0%
             Staples, Inc......................... 12,800    231,808
                                                          ----------

                                                  Shares/    Market
                                                 Principal   Value
                  Security Description            Amount    (Note 3)
          ------------------------------------------------------------
          Retail-Restaurants -- 2.3%
            McDonald's Corp.....................    5,600  $   305,592
            Yum! Brands, Inc....................    7,800      214,344
                                                           -----------
                                                               519,936
                                                           -----------
          Software Tools -- 0.3%
            VMware, Inc. Class A+...............    2,800       66,136
                                                           -----------
          Steel-Producers -- 0.2%
            United States Steel Corp............    1,800       38,034
                                                           -----------
          Telecommunication Equipment -- 0.9%
            Harris Corp.........................    6,800      196,792
                                                           -----------
          Tobacco -- 3.3%
            Altria Group, Inc...................   21,900      350,838
            Lorillard, Inc......................    6,500      401,310
                                                           -----------
                                                               752,148
                                                           -----------
          Transport-Services -- 0.9%
            C.H. Robinson Worldwide, Inc........    4,500      205,245
                                                           -----------
          Web Portals/ISP -- 2.3%
            Google, Inc., Class A+..............    1,500      522,090
                                                           -----------
          Wireless Equipment -- 0.9%
            QUALCOMM, Inc.......................    5,500      214,005
                                                           -----------
          Total Long-Term Investment Securities
             (cost $23,636,256).................            22,094,937
                                                           -----------
          REPURCHASE AGREEMENT -- 1.1%
            State Street Bank & Trust Co.
             Joint Repurchase Agreement(1)
             (cost $248,000).................... $248,000      248,000
                                                           -----------
          TOTAL INVESTMENTS --
             (cost $23,884,256)(2)..............     99.0%  22,342,937
          Other assets less liabilities.........      1.0      227,373
                                                 --------  -----------
          NET ASSETS --                             100.0% $22,570,310
                                                 ========  ===========

--------
+  Non-income producing security
(1)See Note 3 for details of Joint Repurchase Agreement.
(2)See Note 7 for cost of investments on a tax basis.

See Notes to Financial Statements

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited)

Industry Allocation*

                  Index Fund-Small Cap.................. 8.8%
                  Time Deposit.......................... 5.9
                  Food-Misc............................. 3.3
                  Medical-Drugs......................... 2.8
                  Electric Products-Misc................ 2.3
                  Finance-Other Services................ 2.2
                  Insurance-Property/Casualty........... 2.2
                  Energy-Alternate Sources.............. 2.1
                  Enterprise Software/Service........... 1.9
                  Security Services..................... 1.9
                  Cosmetics & Toiletries................ 1.7
                  Electronic Components-Misc............ 1.6
                  Medical Instruments................... 1.6
                  Retail-Misc./Diversified.............. 1.6
                  Banks-Commercial...................... 1.5
                  Electronic Components-Semiconductors.. 1.5
                  Transport-Rail........................ 1.5
                  Printing-Commercial................... 1.5
                  Containers-Paper/Plastic.............. 1.5
                  Retail-Bookstores..................... 1.4
                  Shipbuilding.......................... 1.4
                  Retail-Apparel/Shoe................... 1.3
                  Water................................. 1.2
                  E-Commerce/Services................... 1.2
                  Chemicals-Diversified................. 1.2
                  Commercial Services................... 1.1
                  Diagnostic Kits....................... 1.1
                  Casino Services....................... 1.0
                  Internet Content-Information/News..... 1.0
                  Building-Maintance & Services......... 1.0
                  Computers-Integrated Systems.......... 1.0
                  Research & Development................ 1.0
                  Machinery-Electrical.................. 0.9
                  Real Estate Operations & Development.. 0.9
                  Direct Marketing...................... 0.9
                  Advanced Materials.................... 0.9
                  Electronics-Military.................. 0.9
                  Transport-Services.................... 0.9
                  Retail-Petroleum Products............. 0.9
                  Auto/Truck Parts & Equipment-Original. 0.9
                  Electronic Measurement Instruments.... 0.8
                  Computers-Periphery Equipment......... 0.8
                  Medical Products...................... 0.8
                  Veterinary Products................... 0.8
                  Internet Content-Entertainment........ 0.8
                  Leisure Products...................... 0.8
                  Coatings/Paint........................ 0.8
                  Building-Residential/Commercial....... 0.7
                  Miscellaneous Manufacturing........... 0.7
                  Power Converter/Supply Equipment...... 0.7
                  Medical Labs & Testing Services....... 0.7
                  Transactional Software................ 0.7
                  Agricultural Operations............... 0.7
                  Gambling (Non-Hotel).................. 0.7
                  Finance-Credit Card................... 0.7
                  Internet Infrastructure Software...... 0.7
                  Machinery-General Industrial.......... 0.7
                  Electronic Connectors................. 0.7
                  Diversified Financial Services........ 0.7
                  Metal Processors & Fabrication........ 0.7


                Medical-Wholesale Drug Distribution......  0.6
                Applications Software....................  0.6
                Medical-Generic Drugs....................  0.6
                Beverages-Wine/Spirits...................  0.6
                Telephone-Integrated.....................  0.6
                Soap & Cleaning Preparation..............  0.5
                Real Estate Management/Services..........  0.5
                Consulting Services......................  0.5
                Retail-Music Store.......................  0.5
                Machinery-Construction & Mining..........  0.5
                Medical Imaging Systems..................  0.5
                Communications Software..................  0.5
                Retail-Restaurants.......................  0.5
                Medical-Hospitals........................  0.5
                Transport-Marine.........................  0.4
                Auto/Truck Parts & Equipment-Replacement.  0.4
                Medical-Nursing Homes....................  0.4
                E-Services/Consulting....................  0.4
                Insurance-Reinsurance....................  0.4
                Auto-Cars/Light Trucks...................  0.4
                Audio/Video Products.....................  0.3
                Retail-Discount..........................  0.3
                Paper & Related Products.................  0.3
                Athletic Footwear........................  0.3
                Human Resources..........................  0.3
                Medical Information Systems..............  0.2
                Appliances...............................  0.2
                Chemicals-Specialty......................  0.2
                Educational Software.....................  0.2
                Computers................................  0.2
                Water Treatment Systems..................  0.2
                Food-Dairy Products......................  0.2
                Medical-Biomedical/Gene..................  0.2
                Food-Retail..............................  0.2
                Diversified Manufacturing Operations.....  0.2
                Machine Tools & Related Products.........  0.2
                Batteries/Battery Systems................  0.2
                Engines-Internal Combustion..............  0.2
                Cellular Telecom.........................  0.1
                Food-Catering............................  0.1
                Motion Pictures & Services...............  0.1
                Coal.....................................  0.1
                Web Portals/ISP..........................  0.1
                Bicycle Manufacturing....................  0.1
                Diversified Operations...................  0.1
                Lottery Services.........................  0.1
                Building-Heavy Construction..............  0.1
                Fisheries................................  0.1
                Building & Construction-Misc.............  0.1
                Electric-Generation......................  0.1
                Building & Construction Products-Misc....  0.1
                Retail-Regional Department Stores........  0.1
                                                          ----
                                                          99.6%
                                                          ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO PROFILE -- March 31, 2009 -- (unaudited) (continued)

Country Allocation*

                             Japan.......... 30.0%
                             United Kingdom. 19.0
                             United States.. 12.1
                             France.........  7.0
                             Germany........  5.9
                             Spain..........  3.4
                             Sweden.........  3.2
                             South Korea....  2.8
                             Italy..........  2.6
                             Hong Kong......  2.4
                             China..........  2.2
                             Denmark........  1.5
                             Switzerland....  1.3
                             Ireland........  1.1
                             Austria........  0.9
                             Taiwan.........  0.9
                             Bermuda........  0.8
                             Greece.........  0.6
                             Australia......  0.5
                             Singapore......  0.4
                             Indonesia......  0.4
                             Malaysia.......  0.3
                             Netherlands....  0.3
                                             ----
                                             99.6%
                                             ====

--------
*Calculated as a percentage of net assets

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited)


                                                                Market
                                                                 Value
                   Security Description               Shares  (Note 3)(1)
      -------------------------------------------------------------------
      COMMON STOCK -- 84.9%
      Australia -- 0.5%
        Domino's Pizza Enterprises, Ltd..............  13,332 $   27,827
        Felix Resources, Ltd.........................  11,316     69,049
        Nufarm, Ltd..................................   9,017     71,400
        Reject Shop, Ltd.............................   4,224     30,839
        Tassal Group, Ltd............................  36,863     45,794
                                                              ----------
                                                                 244,909
                                                              ----------
      Austria -- 0.9%
        Oesterreichische Post AG.....................  15,219    452,150
                                                              ----------
      Bermuda -- 0.8%
        Lancashire Holdings, Ltd.....................  53,958    371,540
                                                              ----------
      China -- 2.2%
        AAC Acoustic Technologies Holdings, Inc.+.... 126,000     59,326
        AsiaInfo Holdings, Inc.+.....................  19,900    335,315
        Beijing Jingkelong Supermarket Chain Group
         Co., Ltd.................................... 295,000    106,088
        China National Materials Co., Ltd., Class H+. 294,000    154,033
        China Yurun Food Group, Ltd.................. 117,000    149,159
        Epure International, Ltd..................... 423,000     82,149
        Li Ning Co., Ltd.............................  79,000    130,503
        Weichai Power Co., Ltd.......................  46,000     99,853
                                                              ----------
                                                               1,116,426
                                                              ----------
      Denmark -- 1.5%
        East Asiatic Co., Ltd. A/S...................   8,178    231,870
        Genmab A/S+..................................   2,934    111,281
        NeuroSearch A/S+.............................   4,409     54,692
        SimCorp A/S..................................   3,364    360,716
                                                              ----------
                                                                 758,559
                                                              ----------
      France -- 4.9%
        Faiveley SA..................................   4,985    364,414
        Guerbet SA...................................   1,611    235,566
        Meetic+......................................  16,030    327,357
        Orpea+.......................................   4,893    193,066
        Rubis SA.....................................   7,773    450,981
        Sechilienne SA...............................  14,841    470,633
        Virbac SA....................................   5,656    400,121
                                                              ----------
                                                               2,442,138
                                                              ----------
      Germany -- 5.9%
        CTS Eventim AG...............................  13,340    388,635
        Fielmann AG..................................  12,534    772,582
        Freenet AG+..................................  45,600    283,938
        Rational AG..................................   1,511    120,509
        Rhoen-Klinikum AG............................  12,206    227,064
        Software AG..................................   6,740    481,179
        Vossloh AG...................................   6,364    676,320
                                                              ----------
                                                               2,950,227
                                                              ----------
      Greece -- 0.6%
        Sarantis SA..................................  77,735    271,462
                                                              ----------
      Hong Kong -- 2.4%
        Agile Property Holdings, Ltd................. 222,000    126,161
        China Everbright International, Ltd.......... 926,000    184,819
        China Mengniu Dairy Co., Ltd.................  81,000    114,053

                                                               Market
                                                                Value
                  Security Description              Shares   (Note 3)(1)
        ----------------------------------------------------------------
        Hong Kong (continued)
          China State Construction International
           Hldgs, Ltd.............................   164,000 $   28,319
          Dah Sing Banking Group, Ltd.............   118,400     65,241
          Denway Motors, Ltd......................   468,000    181,201
          FU JI Food & Catering Services..........   162,000     71,500
          Huabao International Holdings, Ltd......   145,000    119,940
          Hysan Development Co., Ltd..............    30,000     51,104
          Pacific Basin Shipping, Ltd.............   139,000     63,982
          Peace Mark Holdings, Ltd.(2)(3).........     8,000          0
          Techtronic Industries Co., Ltd..........   185,500     85,959
          Xinyi Glass Holding Co., Ltd............   232,000    102,703
                                                             ----------
                                                              1,194,982
                                                             ----------
        Indonesia -- 0.4%
          PT Indofood Sukses Makmur Tbk........... 1,202,500     97,908
          PT United Tractors Tbk..................   144,666     84,631
                                                             ----------
                                                                182,539
                                                             ----------
        Ireland -- 0.6%
          Origin Enterprises PLC+.................   132,647    290,787
                                                             ----------
        Italy -- 2.6%
          Ansaldo STS SpA.........................    46,914    745,628
          DiaSorin SpA............................    24,007    536,171
                                                             ----------
                                                              1,281,799
                                                             ----------
        Japan -- 30.0%
          Acrodea, Inc.+..........................        58     47,349
          Ain Pharmaciez, Inc.....................    22,000    364,108
          Alpha Systems, Inc......................    13,600    234,057
          Axell Corp..............................       226    760,342
          Benefit One Inc.........................       265    164,522
          Chugoku Marine Paints, Ltd..............    64,000    385,059
          CMIC Co., Ltd...........................       360     87,892
          Credit Saison Co., Ltd..................    34,100    336,021
          Dai-ichi Seiko Co., Ltd.................    18,900    286,409
          Daihatsu Diesel Manufacturing Co., Ltd..    13,000     75,786
          Daiseki Co., Ltd........................    13,900    236,491
          Dena Co., Ltd...........................       119    388,043
          Disco Corp..............................    11,400    282,351
          Don Quijote Co., Ltd....................     8,800    113,359
          en-japan, Inc...........................       291    204,286
          EPS Co., Ltd............................       112    426,048
          Foster Electric Co., Ltd................    26,700    152,748
          FP Corp.................................    18,800    736,040
          Funai Electric Co., Ltd.................    15,800    466,415
          Hisamitsu Pharmaceutical Co., Inc.......     4,600    142,079
          Intage, Inc.............................    20,100    251,070
          Iriso Electronics Co., Ltd..............     8,300     40,571
          Kakaku.com, Inc.........................       102    309,066
          Koito Manufacturing Co., Ltd............    59,000    427,041
          Kokusai Co., Ltd........................    17,000     52,012
          MACROMILL, Inc..........................       208    191,961
          Mani, Inc...............................     8,400    402,300
          Mars Engineering Corp...................    18,200    521,582
          Moshi Moshi Hotline, Inc................    26,000    461,021
          Nichi-iko Pharmaceutical Co., Ltd.......    15,700    440,348
          Nichii Gakkan Co........................     9,600     77,028

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                            Market
                                                             Value
                   Security Description           Shares  (Note 3)(1)
           ----------------------------------------------------------
           COMMON STOCK (continued)
           Japan (continued)
             Nishimatsuya Chain Co., Ltd.........  87,800 $   622,159
             Nomura Real Estate Holdings, Inc....  16,900     258,333
             Oenon Holdings, Inc................. 160,000     289,264
             OPTEX Co., Ltd......................  21,300     179,197
             Osaka Securities Exchange Co., Ltd..      93     298,063
             Otsuka Corp.........................  13,100     486,177
             OUTSOURCING, Inc....................     435      62,689
             Proto Corp.+........................   9,500     192,159
             Roland DG Corp......................  28,600     347,122
             Shima Seiki Manufacturing, Ltd......   2,400      47,721
             Shimano, Inc........................   2,200      67,013
             Sintokogio, Ltd.....................  46,900     283,089
             Software Service, Inc...............  16,500     121,296
             Sysmex Corp.........................   7,900     251,850
             Taiko Pharmaceutical Co., Ltd.......   3,800      98,469
             The Hiroshima Bank, Ltd.............  38,000     144,685
             Toho Pharmaceutical Co., Ltd........  32,900     316,046
             Token Corp..........................  15,300     368,608
             Toridoll.corp.......................      47     201,271
             Union Tool Co.......................   8,600     182,073
             Village Vanguard Co., Ltd...........     146     379,138
             VSN, Inc............................  18,200     128,306
             Works Applications Co., Ltd.........     534     260,230
             Yamaguchi Financial Group, Inc......  22,000     207,108
             Zappallas, Inc......................      30      70,659
                                                          -----------
                                                           14,926,130
                                                          -----------
           Malaysia -- 0.3%
             Berjaya Sports Toto Bhd.............  49,600      62,520
             IJM Corp. Bhd.......................  57,400      65,855
             Sarawak Energy Bhd..................  72,400      33,959
                                                          -----------
                                                              162,334
                                                          -----------
           Netherlands -- 0.3%
             Smit Internationale NV..............   2,653     151,418
                                                          -----------
           Singapore -- 0.4%
             Golden Agri-Resources, Ltd.......... 292,240      53,471
             Hyflux, Ltd.........................  30,000      32,586
             Yanlord Land Group.................. 135,000      99,537
                                                          -----------
                                                              185,594
                                                          -----------
           South Korea -- 2.8%
             Bukwang Pharmaceutical Co., Ltd.....   9,190     139,878
             Cheil Industries, Inc...............   3,590      98,390
             CJ Internet Corp....................   5,940      69,971
             Digitech Systems Co., Ltd.+.........   3,317      58,212
             Hansol Paper Co., Ltd.+.............  20,770     140,608
             Hyundai DSF Co., Ltd................   5,560      27,364
             Korean Reinsurance Co...............  23,580     181,298
             LG Dacom Corp.......................   5,380      68,145
             LG Household & Health Care, Ltd.....     909      99,669
             SODIFF Advanced Materials Co., Ltd..   4,201     206,390
             Taewoong Co., Ltd...................   4,115     253,209
             Taeyoung Engineering & Construction.  13,800      46,740
                                                          -----------
                                                            1,389,874
                                                          -----------

                                                              Market
                                                               Value
                   Security Description             Shares  (Note 3)(1)
        ---------------------------------------------------------------
        Spain -- 3.4%
          Ebro Puleva SA...........................  39,569 $   465,349
          Prosegur Cia de Seguridad SA.............  20,835     561,761
          Viscofan SA..............................  34,866     677,165
                                                            -----------
                                                              1,704,275
                                                            -----------
        Sweden -- 3.2%
          Betsson AB...............................  30,759     341,981
          Elekta AB, Series B......................  53,150     534,299
          Intrum Justitia AB.......................  48,335     316,923
          Loomis AB, Series B+.....................  51,223     395,005
                                                            -----------
                                                              1,588,208
                                                            -----------
        Switzerland -- 1.3%
          Acino Holding AG.........................   2,241     301,275
          Banque Cantonale Vaudoise................   1,052     349,713
                                                            -----------
                                                                650,988
                                                            -----------
        Taiwan -- 0.9%
          Far EasTone Telecommunications Co., Ltd..  70,000      71,988
          InnoLux Display Corp.....................  58,000      56,902
          L&K Engineering Co., Ltd.................  58,000      40,631
          Shin Zu Shing Co., Ltd...................  20,000      69,845
          Simplo Technology Co., Ltd...............  31,000      85,476
          Wistron Corp............................. 107,000     115,907
                                                            -----------
                                                                440,749
                                                            -----------
        Thailand -- 0.0%
          Tata Steel Thailand PCL (2).............. 140,300       3,284
                                                            -----------
        United Kingdom -- 19.0%
          Amlin PLC................................  90,510     445,714
          Catlin Group, Ltd........................  60,294     269,986
          Chemring Group PLC.......................  18,389     498,787
          Chloride Group PLC....................... 204,806     364,135
          Connaught PLC............................  65,521     284,543
          Croda International PLC..................  68,352     517,039
          De La Rue PLC............................  53,463     744,604
          eaga PLC................................. 276,421     578,831
          Halma PLC................................ 156,132     369,784
          HMV Group PLC............................ 132,026     245,099
          IG Group Holdings PLC.................... 190,177     478,345
          McBride PLC.............................. 160,730     265,083
          Mears Group PLC..........................  69,249     216,229
          Micro Focus International PLC............ 112,675     487,704
          Northumbrian Water Group PLC............. 194,426     608,062
          PayPoint PLC.............................  62,006     323,818
          PV Crystalox Solar PLC................... 206,943     251,711
          PZ Cussons PLC........................... 201,726     451,720
          QinetiQ PLC.............................. 250,336     474,295
          RM PLC...................................  52,469     116,314
          Ultra Electronics Holdings PLC...........  29,118     455,320
          VT Group PLC............................. 101,399     687,188
          WH Smith PLC.............................  66,353     337,215
                                                            -----------
                                                              9,471,526
                                                            -----------
        Total Common Stock
           (cost $47,155,781)......................          42,231,898
                                                            -----------

        SunAmerica International Small-Cap Fund
        PORTFOLIO OF INVESTMENTS -- March 31, 2009 -- (unaudited) (continued)


                                                      Shares/     Market
                                                     Principal     Value
                 Security Description                 Amount    (Note 3)(1)
     ---------------------------------------------------------------------
     EXCHANGE-TRADED FUNDS -- 8.8%
     France -- 2.1%
       Lyxor ETF MSCI EMU Small Cap................      8,865  $ 1,060,966
                                                                -----------
     Ireland -- 0.5%
       iShares MSCI AC Far East ex-Japan SmallCap..     20,482      264,627
                                                                -----------
     United States -- 6.2%
       iShares MSCI Japan Small Cap Index Fund.....     23,800      769,930
       SPDR S&P International Small-Cap ETF........    141,530    2,274,387
                                                                -----------
                                                                  3,044,317
                                                                -----------
     Total Exchange-Traded Funds
        (cost $4,875,490)..........................               4,369,910
                                                                -----------
     WARRANTS -- 0.0%
     Malaysia -- 0.0%
       IJM Land Bhd
        Expires 09/13/2011
        (strike price $1.35)+
        (cost $0)..................................      5,740          299
                                                                -----------
     Total Long-Term Investment Securities
        (cost $52,031,271).........................              46,602,107
                                                                -----------
     SHORT-TERM INVESTMENT SECURITIES -- 5.9%
     Time Deposit -- 5.9%
       Euro Time Deposit with State Street Bank &
        Trust Co.
        0.01% due 04/01/09
        (cost $2,934,000).......................... $2,934,000    2,934,000
                                                                -----------
     TOTAL INVESTMENTS --
        (cost $54,965,271)(4)......................       99.6%  49,536,107
     Other assets less liabilities.................        0.4      208,485
                                                    ----------  -----------
     NET ASSETS --                                       100.0% $49,744,592
                                                    ==========  ===========

--------
+    Non-income producing security
(1) A substantial number of the Fund's holdings were valued using the fair value procedures at March 31, 2009. At March 31, 2009, the aggregate value of these securities was $41,504,043 representing 83.4% of net assets. See
     Note 3 regarding fair value pricing procedures for foreign equity securities.
(2)  Fair valued security. See Note 3
(3) Illiquid security. At March 31, 2009, the aggregate value of these securities was $0 representing 0.0% of net assets.
(4)  See Note 7 for cost of investment on a tax basis.
ETF --Exchange-Traded Fund.

See Notes to Financial Statements

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)

Note 1. Organization

   SunAmerica Equity Funds is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Massachusetts business trust (the "Trust" or "Equity Funds") on June 16, 1986. It currently consists of nine different funds (each, a "Fund" and collectively, the "Funds"). Each Fund is a separate series of the Trust with a distinct objective and/or strategy. Each Fund is advised and/or managed by SunAmerica Asset Management Corp. (the "Adviser" or "SunAmerica")*, an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). An investor may invest in one or more of the following Funds: SunAmerica Blue Chip Growth Fund ("Blue Chip Growth Fund"), SunAmerica Growth Opportunities Fund ("Growth Opportunities Fund"), SunAmerica New Century Fund ("New Century Fund"), SunAmerica Growth and Income Fund ("Growth and Income Fund"), SunAmerica Balanced Assets Fund ("Balanced Assets Fund"), SunAmerica International Equity Fund ("International Equity Fund"), SunAmerica Value Fund ("Value Fund"), SunAmerica Disciplined Growth Fund ("Disciplined Growth Fund") and SunAmerica International Small-Cap Fund ("International Small-Cap Fund"). The Funds are considered to be separate entities for financial and tax reporting purposes.

   The investment objective and principal investment techniques for each of the Funds are as follows:

   Blue Chip Growth Fund seeks capital appreciation by active trading of equity securities of Blue Chip companies that demonstrate the potential for capital appreciation. At least 80% of the Fund's net assets plus any borrowing for investment purposes will be invested in Blue Chip companies.

   Growth Opportunities Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.

   New Century Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   Growth and Income Fund seeks capital appreciation and current income by active trading of equity securities issued by companies of any size, that pay dividends, demonstrate the potential for capital appreciation and/or are believed to be undervalued in the market.

   Balanced Assets Fund seeks capital appreciation and conservation of principal by active trading partly in equity securities that demonstrate the potential for capital appreciation issued by companies with market capitalization of over $1.5 billion and partly in investment-grade fixed income securities.

   International Equity Fund seeks capital appreciation by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in a number of different countries other than the U.S. and selected without regard to market capitalization. At least 80% of the Fund's net assets plus, any borrowing for investment purposes, will be invested in equity securities.

   Value Fund seeks long-term growth of capital by active trading of equity securities selected on the basis of value criteria, issued by companies of any market capitalization, that offer the potential for long-term growth of capital.

   Disciplined Growth Fund seeks capital appreciation by active trading of equity securities that demonstrate the potential for capital appreciation, without regard to market capitalization.

   International Small-Cap Fund seeks long-term capital appreciation by active trading of equity and equity-related securities of non-U.S. small-cap companies throughout the world, including emerging market countries. Under normal circumstances, at least 80% of the Fund's net assets, plus any borrowings for investment purposes, will be invested in such securities.

   The Blue Chip Growth Fund, Growth Opportunities Fund, New Century Fund, Growth and Income Fund, Balanced Assets Fund, Disciplined Growth Fund and International Small-Cap Fund are organized as "diversified" funds within the meaning of the 1940 Act. The International Equity Fund and Value Fund are organized as "non-diversified" funds.
--------
* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   Each Fund offers multiple classes of shares. The classes within each Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares are offered at net asset value per share plus an initial sales charge. Additionally, purchases of Class A shares in amounts $1,000,000 or more will be purchased at net asset value but will be subject to a contingent deferred sales charge on redemptions made within two years of purchase. With respect to Class A shares of the International Equity Fund and International Small-Cap Fund, a redemption fee of 2% will be assessed on the proceeds of any redemption of shares that were purchased within ninety
   (90) calendar days prior to the date of such redemption. An exchange fee of 2% will be assessed on the amount of any exchange of Class A shares of the International Equity Fund and International Small-Cap Fund that were purchased within ninety (90) calendar days prior to the date of such exchange.

   Class B shares are offered without an initial sales charge, although a declining contingent sales charge may be imposed on redemptions made within six years of purchase. Class B shares of each Fund convert automatically to Class A shares approximately eight years after purchase of such Class B shares and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class C shares are offered at net asset value per share without an initial sales charge, although may be subject to a contingent deferred sales charge on redemptions made within 12 months of purchase. Certain Class C shares of particular Funds issued in connection with particular reorganizations or mergers will convert automatically to Class A shares approximately ten years after purchase and at such time will be subject to the lower distribution fee applicable to Class A shares.

   Class I and Class Z shares are offered at net asset value per share. These classes are offered exclusively to certain institutions and to participants in certain employee benefit plans and other programs.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Trust's registration statement. Class A, Class B and Class C shares each make distribution and account maintenance fee payments under the distribution plans pursuant to Rule 12b-1 under the 1940 Act, except that Class B and Class C shares are subject to higher distribution fee rates. Class I shares and Class Z shares have not adopted 12b-1 plans and make no payments thereunder, however, Class I shares pay a service fee to the Funds' distributor for providing administrative and shareholder services.

   Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

Note 2. Fund Merger

   Pursuant to a plan of reorganization, all the assets and liabilities of Focused International Equity Portfolio were transferred in a tax-free exchange to the International Equity Fund, in exchange for shares of International Equity Fund. The details of the reorganization, which was consummated on January 12, 2009, are set forth below.

   Class A, Class B, and Class C shares of Focused International Equity Portfolio were exchanged tax-free for Class A, Class B, and Class C shares of International Equity Fund at an exchange ratio of 1.10 to 1, 1.14 to 1 and 1.13 to 1, respectively.

   Net assets and unrealized appreciation (depreciation) as of the merger date were as follows:

Net assets of the Focused International Equity Portfolio prior to merger....................................... $107,741,476
Net assets of the International Equity Fund prior to merger.................................................... $ 47,409,480
                                                                                                                ------------
Aggregate net assets of the International Equity Fund following acquisition.................................... $155,150,957
                                                                                                                ------------
Shares of the International Equity Fund issued in connection with the acquisition of the Focused International
 Equity Portfolio..............................................................................................   12,477,732
Unrealized appreciation (depreciation) in the Focused International Equity Portfolio........................... $(28,289,972)

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


Note 3. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of the significant accounting policies followed by the Trust in the preparation of their financial statements:

   Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

   As of the close of regular trading on the New York Stock Exchange ("NYSE"), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund's shares, and the Fund may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees (the "Board") to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

   Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

   Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day.

   Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

   Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards No. 157, " Fair Value Measurements " ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

   Level 3 -- Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2009:

                                                    Blue Chip Growth Fund        Growth Opportunities Fund
                                                ------------------------------ ------------------------------
                                                Investments in Other Financial Investments in Other Financial
Valuation Inputs                                  Securities    Instruments*     Securities    Instruments*
----------------                                -------------- --------------- -------------- ---------------
Level 1 -- Unadjusted Quoted Prices............  $32,006,198         $--        $16,345,125         $--
Level 2 -- Other Significant Observable Inputs.    1,600,000          --          6,023,000          --
Level 3 -- Significant Unobservable Inputs.....           --          --                 --          --
                                                 -----------         ---        -----------         ---
Total..........................................  $33,606,198         $--        $22,368,125         $--
                                                 ===========         ===        ===========         ===

                                                    Growth and Income Fund          Balanced Assets Fund
                                                ------------------------------ ------------------------------
                                                Investments in Other Financial Investments in Other Financial
Valuation Inputs                                  Securities    Instruments*     Securities    Instruments*
----------------                                -------------- --------------- -------------- ---------------
Level 1 -- Unadjusted Quoted Prices............  $41,418,070         $--        $45,300,333         $--
Level 2 -- Other Significant Observable Inputs.      707,000          --         29,720,002          --
Level 3 -- Significant Unobservable Inputs.....           --          --            464,481          --
                                                 -----------         ---        -----------         ---
Total..........................................  $42,125,070         $--        $75,484,816         $--
                                                 ===========         ===        ===========         ===

                                                          Value Fund              Disciplined Growth Fund
                                                ------------------------------ ------------------------------
                                                Investments in Other Financial Investments in Other Financial
Valuation Inputs                                  Securities    Instruments*     Securities    Instruments*
----------------                                -------------- --------------- -------------- ---------------
Level 1 -- Unadjusted Quoted Prices............  $73,934,153         $--        $22,094,937         $--
Level 2 -- Other Significant Observable Inputs.    2,362,000          --            248,000          --
Level 3 -- Significant Unobservable Inputs.....           --          --                 --          --
                                                 -----------         ---        -----------         ---
Total..........................................  $76,296,153         $--        $22,342,937         $--
                                                 ===========         ===        ===========         ===

                                                       New Century Fund
                                                ------------------------------
                                                Investments in Other Financial
Valuation Inputs                                  Securities    Instruments*
----------------                                -------------- ---------------
Level 1 -- Unadjusted Quoted Prices............  $ 27,661,037        $--
Level 2 -- Other Significant Observable Inputs.       600,000         --
Level 3 -- Significant Unobservable Inputs.....            --         --
                                                 ------------        ---
Total..........................................  $ 28,261,037        $--
                                                 ============        ===

                                                  International Equity Fund
                                                ------------------------------
                                                Investments in Other Financial
Valuation Inputs                                  Securities    Instruments*
----------------                                -------------- ---------------
Level 1 -- Unadjusted Quoted Prices............  $ 20,722,800        $--
Level 2 -- Other Significant Observable Inputs.   100,917,798         --
Level 3 -- Significant Unobservable Inputs.....             0         --
                                                 ------------        ---
Total..........................................  $121,635,598        $--
                                                 ============        ===

                                                 International Small-Cap Fund
                                                ------------------------------
                                                Investments in Other Financial
Valuation Inputs                                  Securities    Instruments*
----------------                                -------------- ---------------
Level 1 -- Unadjusted Quoted Prices............  $  5,094,781        $--
Level 2 -- Other Significant Observable Inputs.    44,441,326         --
Level 3 -- Significant Unobservable Inputs.....             0         --
                                                 ------------        ---
Total..........................................  $ 49,536,107        $--
                                                 ============        ===

--------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

   The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                                       Balanced Assets Fund        International Equity Fund
                                                  ------------------------------ ------------------------------
                                                  Investments in Other Financial Investments in Other Financial
                                                    Securities    Instruments*     Securities    Instruments*
                                                  -------------- --------------- -------------- ---------------
Balance as of 9/30/2008..........................   $       0          $--         $ 154,511          $--
Accrued discounts/premiums.......................          --           --                --           --
Realized gain (loss).............................          --           --                --           --
Change in unrealized appreciation (depreciation).    (195,196)          --          (154,511)          --
Net purchases (sales)............................      20,105           --                --           --
Transfers in and/or out of Level 3...............     639,572           --                --           --
                                                    ---------          ---         ---------          ---
Balance as of 03/31/2009.........................   $ 464,481          $--         $       0          $--
                                                    =========          ===         =========          ===

                                                   International Small-Cap Fund
                                                  ------------------------------
                                                  Investments in Other Financial
                                                    Securities    Instruments*
                                                  -------------- ---------------
Balance as of 9/30/2008..........................    $ 11,586          $--
Accrued discounts/premiums.......................          --           --
Realized gain (loss).............................     (40,140)          --
Change in unrealized appreciation (depreciation).      28,699           --
Net purchases (sales)............................        (145)          --
Transfers in and/or out of Level 3...............          --           --
                                                     --------          ---
Balance as of 03/31/2009.........................    $      0          $--
                                                     ========          ===

--------
* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

   Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)

   liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of March 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

                      Percentage Principal
Fund                   Interest   Amount
----                  ---------- ----------
Blue Chip Growth.....    0.75%   $1,600,000
Growth Opportunities.    2.36     5,000,000
New Century..........    0.28       600,000
Growth and Income....    0.33       707,000
Balanced Assets......    0.66     1,397,000
Value................    1.11     2,362,000
Disciplined Growth...    0.12       248,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank & Trust Co., dated March 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $212,131,000, a repurchase price of $212,131,059, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

                                   Maturity  Principal
Type of Collateral   Interest Rate   Date     Amount     Market Value
------------------   ------------- -------- ------------ ------------
U.S. Treasury Bills.     0.17%     07/16/09 $170,267,765 $173,673,120
U.S. Treasury Bills.     0.27      08/13/09   41,863,235   42,702,255

   As of March 31, 2009, the following Funds held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

                      Percentage Principal
Fund                   Interest   Amount
----                  ---------- ----------
Growth Opportunities.    0.41%   $1,023,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   UBS Securities, LLC, dated March 31, 2009, bearing interest at a rate of 0.10% per annum, with a principal amount of $250,000,000, a repurchase price of $250,000,694, and a maturity date of April 1, 2009. The repurchase agreement is collateralized by the following:

                                                   Maturity  Principal
Type of Collateral                   Interest Rate   Date     Amount     Market Value
------------------                   ------------- -------- ------------ ------------
U.S. Treasury Inflation Index Notes.     3.00%     07/15/12 $250,000,000 $255,000,032


   Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. For financial statements purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   Net investment income, other than class-specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

   Expenses common to all Funds, not directly related to individual Funds, are allocated among the Funds based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

   Dividends from net investment income, if any, are paid annually, except for the Balanced Assets Fund and Growth and Income Fund, which pay quarterly. Capital gain distributions, if any, are paid at least annually. The Balanced Assets Fund and Growth and Income Fund reserve the right to declare and pay dividends less frequently than disclosed above, provided that net realized capital gains and net investment income, if any, are paid annually.

   The Funds record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss) and net assets are not affected by these reclassifications.

   Each Fund intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments to its shareholders. Therefore, no federal tax provisions are required. Each Fund is considered a separate entity for tax purposes. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examination by tax authorities for tax years ending before 2004.

   Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period. Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities include foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

   Forward Foreign Currency Contracts: Certain funds may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily using the forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. On settlement date, the Fund records realized foreign exchange gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

   Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)

   or other liquid securities with the Futures Commission Merchant ("the broker"). The Funds' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Funds' participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Options Contracts: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Fund for the purchase of a call or a put option is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current market value of the option. When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as a liability and is subsequently marked to market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option.

   There were no transactions in call and put options written during the six months ended March 31, 2009.

   Mortgage-Backed Dollar Rolls: The Balanced Assets Fund may enter into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Fund's policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. Dollar roll transactions involve the risk that the market value of the securities held by the Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Fund's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund's obligation to repurchase the securities. The return earned by the Fund with the proceeds of the dollar roll transaction may not exceed transaction costs.

   Short Sales: All funds may engage in "short sales against the box". A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, the Disciplined Growth Fund, Value Fund, International Equity Fund and International Small-Cap Fund may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Fund will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Fund bears the risk of potential inability of the broker to meet their obligation to perform.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   New Accounting Pronouncements: In March 2008, FASB issued FASB Statement
   No. 161, "Disclosures about Derivative Instruments and Hedging Activities". The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Trust's disclosures in the financial statements.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

   The Trust, on behalf of each Fund, has an Investment Advisory and Management Agreement (the "Agreement") with SunAmerica. Under the Agreement, SunAmerica provides continuous supervision of a Fund's portfolio and administers its corporate affairs, subject to general review by the Trustees. In connection therewith, SunAmerica furnishes the Funds with office facilities, maintains certain of the Funds' books and records, and pays the salaries and expenses of all personnel, including officers of the Funds who are employees of SunAmerica and its affiliates.

   The Funds pay SunAmerica a monthly investment advisory and management fee calculated daily at the following annual percentages of each Fund's average daily net assets:

                                                           Management
                                        Assets                Fees
                              ---------------------------- ----------
Blue Chip Growth Fund........           $0 - $350 million     0.75%
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Growth Opportunities Fund+...           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
New Century Fund+............           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Growth and Income Fund.......           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
Balanced Assets Fund.........           $0 - $350 million     0.75
                              (greater than) $350 million     0.70
                              (greater than) $700 million     0.65
International Equity Fund....           (greater than) $0     1.00
Value Fund...................           $0 - $750 million     1.00
                              (greater than) $750 million     0.95
                              (greater than) $1.5 billion     0.90
Disciplined Growth Fund......           (greater than) $0     0.85
International Small-Cap Fund.           (greater than) $0     1.15

--------
+ Effective September 1, 2008, SunAmerica agreed to a voluntary waiver of 0.02% of the investment advisory fees for the Growth Opportunities Fund and the New Century Fund. The voluntary waiver may be terminated at any time at the option of SunAmerica. For the six months ended March 31, 2009, the amount of investment advisory fees waived were $2,372 and $3,385 respectively. These amounts are reflected in the Statement of Operations.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   For the six months ended March 31, 2009, SunAmerica earned fees in the amounts stated in the Statement of Operations.

   The International Equity Fund and International Small-Cap Fund are subadvised by AIG Global Investment Corp. ("AIGGIC") pursuant to a subadvisory agreement with SunAmerica. AIGGIC is an indirect wholly-owned subsidiary of AIG and an affiliate of SunAmerica. AIGGIC receives an annual fee of 0.47% of average daily net assets for the International Equity Fund and 0.60% of average daily net assets for the International Small-Cap Fund, which is paid by SunAmerica. For the six months ended March 31, 2009, AIGGIC waived 0.05% of the fee paid by SunAmerica for the International Small-Cap Fund.

   SunAmerica has contractually agreed to waive fees or reimburse expenses to the extent necessary to cap the Funds' annual fund operating expenses at the following percentages of each Fund's average net assets. Annual Fund operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses. The contractual expense waivers and fee reimbursements will continue indefinitely subject to termination by the Trustees, including a majority of the trustees who are not deemed to be "interested persons" of the Trust, as defined by Section 2(a)(19) of the 1940 Act ("Disinterested Trustees").

Fund                             Percentage
----                             ----------
Blue Chip Growth Class I........    1.33%
Growth Opportunities Class I....    1.33
Growth and Income Class I.......    1.32
Balanced Assets Class I.........    1.33
International Equity Class A....    1.90
International Equity Class B....    2.55
International Equity Class C....    2.55
International Equity Class I....    1.80
Value Class A...................    1.63
Value Class B...................    2.28
Value Class C...................    2.28
Value Class I...................    1.53
Value Class Z...................    1.06
Disciplined Growth Class A......    1.45
Disciplined Growth Class B......    2.10
Disciplined Growth Class C......    2.10
International Small-Cap Class A.    1.90
International Small-Cap Class B.    2.55
International Small-Cap Class C.    2.55

   Further, SunAmerica is voluntarily waiving fees and/or reimbursing expenses, if necessary, so that the total net expense ratio for the following classes do not exceed the amounts set forth below. The voluntary fee waivers and/or expense reimbursements may be terminated at any time at the option of SunAmerica.

Fund                             Percentage
----                             ----------
Blue Chip Growth Class A*.......    1.80%
Blue Chip Growth Class B*.......    2.45
Blue Chip Growth Class C*.......    2.45
Growth Opportunities Class A*...    1.80
Growth Opportunities Class B*...    2.45
Growth Opportunities Class C*...    2.45
New Century Class A*............    1.80
New Century Class B*............    2.45
New Century Class C.............    2.14
Growth and Income Fund Class A*.    1.80
Growth and Income Fund Class B*.    2.45
Growth and Income Fund Class C*.    2.45
Balanced Assets Fund Class A*...    1.80
Balanced Assets Fund Class B*...    2.45
Balanced Assets Fund Class C*...    2.45

--------
*  Effective February 18, 2009.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   For the International Equity Fund, Value Fund, Disciplined Growth Fund, and International Small-Cap Fund, any voluntary or contractual waivers and/or reimbursements made by SunAmerica are subject to recoupment from the Funds within the following two years of making such waivers or reimbursements, provided that the Funds are able to effect such payment to SunAmerica and remain in compliance with the foregoing expense limitations.

   For the six months ending March 31, 2009, pursuant to the contractual and voluntary expense limitations in the above tables SunAmerica has waived or reimbursed expenses as follows:

Blue Chip Growth Class A........ $ 5,130
Blue Chip Growth Class B........     867
Blue Chip Growth Class C........   1,397
Blue Chip Growth Class I........   6,672
Growth Opportunities Class A....   7,674
Growth Opportunities Class B....   3,136
Growth Opportunities Class C....   2,109
Growth Opportunities Class I....   4,938
New Century Fund Class A........  17,126
New Century Fund Class B........   1,973
New Century Fund Class C........   9,484
Growth and Income Class A.......   2,765
Growth and Income Class B.......   1,902
Growth and Income Class C.......   1,409
Growth and Income Class I.......   4,709
Balanced Assets Class A.........   4,003
Balanced Assets Class B.........   1,665
Balanced Assets Class C.........   1,045
Balanced Assets Class I.........   5,125
International Equity Class A....  28,087
International Equity Class B....  13,637
International Equity Class C....  13,322
International Equity Class I....   7,082
Value Fund Class A..............  60,186
Value Fund Class B..............  22,090
Value Fund Class C..............  15,053
Value Fund Class I..............   7,242
Value Fund Class Z..............  15,820
Disciplined Growth Class A......  40,983
Disciplined Growth Class B......  11,582
Disciplined Growth Class C......  31,675
International Small-Cap Class A.  81,314
International Small-Cap Class B.   7,596
International Small-Cap Class C.  10,325

   For the six months ended March 31, 2009, the amounts recouped by the Adviser are as follows:

International Equity Class A. $15,553
International Equity Class B.      --
International Equity Class C.     705
International Equity Class I.      --

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   At March 31, 2009, expenses previously waived and/or reimbursed by SunAmerica during the prior two years that remain subject to recoupment are as follows:

                                                   Class
                                        Other     Specific
                                       Expenses   Expenses
                                      Reimbursed Reimbursed
                                      ---------- ----------
International Equity Class A.........  $     --   $ 12,534
International Equity Class B.........        --     30,337
International Equity Class C.........        --     18,829
International Equity Class I.........        --     17,484
Value Fund Class A...................   124,188    112,367
Value Fund Class B...................    37,588     53,061
Value Fund Class C...................    25,431     34,489
Value Fund Class I...................     1,020     18,574
Value Fund Class Z...................    36,728     21,973
Disciplined Growth Class A...........    21,976    140,679
Disciplined Growth Class B...........     5,026     46,814
Disciplined Growth Class C...........    20,451    129,250
International Small-Cap Fund Class A.   127,166    151,550
International Small-Cap Fund Class B.     3,895     27,796
International Small-Cap Fund Class C.    15,950     39,070

   The Trust, on behalf of each Fund, has entered into a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor")+, an affiliate of the Adviser. Each Fund has adopted a Distribution Plan on behalf of each class of shares (other than Class I and Class Z shares) (each a "Plan" and collectively, the "Plans") in accordance with the provisions of Rule 12b-1 under the 1940 Act, hereinafter referred to as the "Class A Plan," "Class B Plan" and "Class C Plan." In adopting the Plans, the Trustees determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   Under the Class A Plan, Class B Plan and Class C Plan, the Distributor receives a distribution fee from a Fund at an annual rate of 0.10%, 0.75% and 0.75%, respectively, of the average daily net assets of the Fund's Class A, Class B and Class C shares to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be compensated include fees paid to broker-dealers that have sold Fund shares, commissions and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under each Class' Plan may exceed the Distributor's distribution costs as described above. The Plans provide that the Class A, Class B and Class C shares of each Fund will pay the Distributor an account maintenance fee up to an annual rate of 0.25% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. Accordingly, for the six months ended March 31, 2009, SACS received fees (see Statement of Operations) based upon the aforementioned rates.

   In addition, SACS is paid a fee of 0.25% of average daily net assets of Class I shares in connection with providing administrative and shareholder services to Class I shareholders. For the six months ended March 31, 2009, SACS earned fees (see Statement of Operations) based upon the aforementioned rates.
--------
+ Effective November 12, 2008, AIG SunAmerica Capital Services, Inc. changed its name to SunAmerica Capital Services, Inc.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   SACS receives sales charges on each Fund's Class A shares, portions of which are reallocated to affiliated broker-dealers and non-affiliated broker-dealers. SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of each Fund's Class A, Class B and Class C shares. SACS has advised the Funds that for the six months ended March 31, 2009, the proceeds received from sales (and paid out to affiliated and non-affiliated broker-dealers) and redemptions are as follows:

                                            Class A                     Class B    Class C
                         --------------------------------------------- ---------- ----------
                                                            Contingent Contingent Contingent
                                  Affiliated                 Deferred   Deferred   Deferred
                          Sales    Broker-   Non-affiliated   Sales      Sales      Sales
Fund                     Charges   dealers   Broker-dealers  Charges    Charges    Charges
----                     -------- ---------- -------------- ---------- ---------- ----------
Blue Chip Growth........ $ 19,778  $ 4,073      $ 13,977       $--      $ 3,937     $   25
Growth Opportunities....  110,596    3,589       105,769        --        5,058        105
New Century.............   44,533    5,786        37,008         4        1,700         74
Growth and Income.......   14,674    6,580         5,841        --        6,763        666
Balanced Assets.........   36,602   29,161         1,105        --        7,455        122
International Equity....   13,398    5,736         6,286        --        9,618        547
Value...................   14,042    5,460         4,842        79       11,315        181
Disciplined Growth......    5,375    1,392         3,480        --        5,668      1,612
International Small-Cap.    4,273      706         3,368        --        2,257         86

   The Trust has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS")*, an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Funds' transfer agent in connection with the services that it offers to the shareholders of the Funds. Pursuant to the Service Agreement, the Funds (except for Class Z shares of the Funds) pay a fee to SAFS for services rendered based upon an annual rate of 0.22% of average daily net assets. No portion of this fee is paid or reimbursed by the Class Z shares, however, Class Z shares pay all direct transfer agency fees and out-of-pocket expenses relating to Class Z shares. For the six months ended March 31, 2009, the Funds incurred the following expenses which are included in transfer agent fees payable in the Statement of Asset and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement.

                                     Expense                Payable At March 31, 2009
                         ------------------------------- -------------------------------
Fund                     Class A Class B Class C Class I Class A Class B Class C Class I
----                     ------- ------- ------- ------- ------- ------- ------- -------
Blue Chip Growth........ $30,820 $ 5,785 $ 2,342 $  423  $ 4,763 $  842  $  339   $ 64
Growth Opportunities....  18,023   5,018   2,987     60    2,685    686     449      9
New Century.............  32,376   2,938   1,918     --    4,602    404     279     --
Growth and Income.......  36,842   6,954  11,261    193    5,203    903   1,587     27
Balanced Assets.........  78,483   7,687   8,266    474   11,709  1,109   1,240     74
International Equity....  65,198   9,262  15,726  3,813   16,300  1,921   3,539    564
Value...................  59,338  16,109  11,005     20    7,716  2,106   1,489      3
Disciplined Growth......  14,992   2,648  11,530     --    2,218    336   1,545     --
International Small-Cap.  49,595     429   1,542     --    8,892     54     194     --

   At March 31, 2009, the following affiliates owned a percentage of the outstanding shares of the following funds; Focused Multi-Asset Strategy Portfolio, Focused Balanced Strategy Portfolio and Focused Equity Strategy Portfolio owned 30.3%, 7.9% and 7.6% of the SunAmerica International Equity Fund, respectively; Focused Multi-Asset Strategy Portfolio and American Home Assurance Company owned 75.5% and 18.4% of SunAmerica International Small-Cap Fund, respectively; and SunAmerica, Inc. owned 20.2% of SunAmerica Value Fund.

   On November 7, 2008, the International Small Cap Fund purchased an additional 280,000 shares of SPDR S&P International Small Cap ETF resulting in the Fund's position in the security to exceed 5% of assets. The Fund is subject to a limitation which prohibits the Fund from investing more than 5% of assets in a single investment company. On November 14, 2008, the Fund sold 130,970 shares of SPDR S&P International Small Cap ETF reducing the Fund's position in the security to less than 5% of assets. The sale resulted in a gain of $4,099 to the Fund.

   On March 4, 2009, AIG, the ultimate parent of SunAmerica, SACS, SAFS, and AIGGIC, issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the "Trust"), 100,000 shares of AIG's Series C Perpetual, Convertible, Participating Preferred Stock (the "Stock") for an aggregate purchase price of $500,000, with an


--------
* Effective March 17, 2009, AIG SunAmerica Fund Services, Inc. changed its name to SunAmerica Fund Services, Inc.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)

   understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (the "FRBNY") in the form of its lending commitment (the "Credit Facility") under the Credit Agreement, dated as of September 22, 2008, between AIG and the FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG's common stock on all matters submitted to AIG's shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG's common stock and is entitled to approximately 79.9% of all dividends paid on AIG's common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

Note 5. Expense Reductions

   Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of the Funds set forth below have been reduced. For the six months ended March 31, 2009, the amount of expense reductions received by each Fund, used to offset the Fund's non-affiliated expenses were as follows:

                      Total Expense
Fund                   Reductions
----                  -------------
Blue Chip Growth.....    $   221
Growth Opportunities.      5,229
New Century..........      7,275
Growth and Income....        702
Balanced Assets......      1,492
International Equity.        626
Value................      6,903
Disciplined Growth...     10,707

Note 6. Purchases and Sales of Investment Securities

   The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended March 31, 2009, were as follows:

                                                              Blue Chip     Growth         New      Growth and   Balanced
                                                               Growth    Opportunities   Century      Income      Assets
                                                                Fund         Fund         Fund         Fund        Fund
                                                             ----------- ------------- ------------ ----------- -----------
Purchases (excluding U.S. government securities)............ $13,082,823 $118,276,859  $148,102,916 $49,633,464 $50,817,806
Sales and maturities (excluding U.S. government securities).  14,938,513  119,672,977   142,560,115  53,527,301  60,079,607
Purchases of U.S. government securities.....................          --           --            --          --   3,480,831
Sales and maturities of U.S. government securities..........          --           --            --          --   3,540,657

                                                             International              Disciplined  International
                                                                Equity        Value       Growth       Small-Cap
                                                                 Fund         Fund         Fund          Fund
                                                             ------------- ------------ ------------ -------------
Purchases (excluding U.S. government securities)............ $219,362,360  $ 96,870,297 $109,828,481  $55,229,329
Sales and maturities (excluding U.S. government securities).  211,418,194   108,565,635  111,629,193   18,268,962
Purchases of U.S. government securities.....................           --            --           --           --
Sales and maturities of U.S. government securities..........           --            --           --           --

Note 7. Federal Income Taxes

   The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows at March 31, 2009:


                                             Blue Chip      Growth         New       Growth and     Balanced
                                              Growth     Opportunities   Century       Income        Assets
                                               Fund          Fund         Fund          Fund          Fund
                                            -----------  ------------- -----------  ------------  ------------
Cost (tax basis)........................... $42,471,167   $23,299,704  $29,752,253  $ 52,080,223  $ 90,817,352
                                            ===========   ===========  ===========  ============  ============
Appreciation...............................     830,147       761,093    1,403,912       810,361     1,545,792
Depreciation...............................  (9,695,116)   (1,692,672)  (2,895,128)  (10,765,514)  (16,878,328)
                                            -----------   -----------  -----------  ------------  ------------
Net unrealized appreciation (depreciation). $(8,864,969)  $  (931,579) $(1,491,216) $ (9,955,153) $(15,332,536)
                                            ===========   ===========  ===========  ============  ============

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


                                            International               Disciplined  International
                                               Equity         Value       Growth       Small-Cap
                                                Fund          Fund         Fund          Fund
                                            ------------- ------------  -----------  -------------
Cost (tax basis)........................... $130,485,342  $100,295,270  $25,613,188   $55,071,539
                                            ============  ============  ===========   ===========
Appreciation...............................    4,334,205     1,328,777      739,091     2,427,672
Depreciation...............................  (13,183,949)  (25,327,894)  (4,009,342)   (7,963,104)
                                            ------------  ------------  -----------   -----------
Net unrealized appreciation (depreciation). $ (8,849,744) $(23,999,117) $(3,270,251)  $(5,535,432)
                                            ============  ============  ===========   ===========

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax character of distributions paid may differ from the character of distributions shown on the Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities due to temporary book/tax differences primarily arising from wash sales, post October losses and derivative transactions.

                                            For the year ended September 30, 2008
                         ---------------------------------------------------------------------------
                                  Distributable Earnings                   Tax Distributions
                         ----------------------------------------  ---------------------------------
                                      Long-term
                                    Gains/Capital    Unrealized                 Long-Term
                          Ordinary      Loss        Appreciation    Ordinary     Capital   Return of
Fund                       Income     Carryover    (Depreciation)*   Income       Gains     Capital
----                     ---------- -------------  --------------- ----------- ----------- ---------
Blue Chip Growth........ $       -- $ (52,435,231)  $ (2,796,579)  $        -- $        --  $    --
Growth Opportunities....         --  (186,645,011)    (2,760,741)           --          --       --
New Century.............         --   (92,245,942)    (2,976,024)           --          --       --
Growth and Income.......    687,448   (31,657,902)    (9,015,562)      242,422          --       --
Balanced Assets.........    368,475   (66,959,266)    (9,033,932)    2,211,571          --       --
International Equity....         --            --    (14,940,219)    1,052,826  10,274,358       --
Value...................  1,575,013            --    (14,956,909)   19,180,606  13,697,035       --
Disciplined Growth......         --   (15,651,807)    (3,554,231)           --          --       --
International Small-Cap.         --            --     (5,634,308)       86,582     247,600   39,211

--------
* Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency

   For Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which expire in the year indicated, as of September 30, 2008, which are available to offset future capital gains, if any:

                                        Capital Loss Carryforward
                         --------------------------------------------------------
Fund                        2009         2010        2011        2012      2013
----                     ----------- ------------ ----------- ---------- --------
Blue Chip Growth........ $        -- $ 10,374,287 $42,060,944 $       -- $     --
Growth Opportunities*...     151,316  121,180,893  65,312,802         --       --
New Century*............  17,583,650   38,311,136  36,351,156         --       --
Growth and Income.......          --           --  25,935,512  5,722,390       --
Balanced Assets.........          --    7,399,151  55,685,563  3,874,552       --
International Equity....          --           --          --         --       --
Value...................          --           --          --         --       --
Disciplined Growth......          --   10,618,952   4,260,050    594,906  177,899
International Small-Cap.          --           --          --         --       --

--------
* The capital loss carryforwards include realized capital losses from the acquisition of other funds. These losses may be subject to annual limitation imposed by the Internal Revenue Code. Therefore, it is possible that not all of these capital losses will be available for use.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


Note 8. Capital Share Transactions

   Transactions in capital shares of each class of each fund were as follows:

                                                             Blue Chip Growth Fund
                          ------------------------------------------------------------------------------------------
                                             Class A                                       Class B
                          --------------------------------------------  --------------------------------------------
                                 For the                                       For the
                             six months ended           For the            six months ended           For the
                              March 31, 2009           year ended           March 31, 2009           year ended
                               (unaudited)         September 30, 2008        (unaudited)         September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4).  171,433  $ 1,896,581   289,921  $ 5,070,645    37,060  $   363,395    54,301  $   830,023
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (1)(2)... (322,289)  (3,605,001) (451,336)  (7,730,963) (132,987)  (1,289,759) (343,906)  (5,217,068)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease).. (150,856) $(1,708,420) (161,415) $(2,660,318)  (95,927) $  (926,364) (289,605) $(4,387,045)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                                             Blue Chip Growth Fund
                          ------------------------------------------------------------------------------------------
                                             Class C                                       Class I
                          --------------------------------------------  --------------------------------------------
                                 For the                                       For the
                             six months ended           For the            six months ended           For the
                              March 31, 2009           year ended           March 31, 2009           year ended
                               (unaudited)         September 30, 2008        (unaudited)         September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold..............   28,544  $   269,342    68,319  $ 1,087,552     2,132  $    25,100    14,650  $   270,801
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (3)(4)...  (59,599)    (583,771)  (82,476)  (1,252,219)   (4,780)     (54,395)  (15,507)    (285,207)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease)..  (31,055) $  (314,429)  (14,157) $  (164,667)   (2,648) $   (29,295)     (857) $   (14,406)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

                                                           Growth Opportunities Fund
                          ------------------------------------------------------------------------------------------
                                             Class A                                       Class B
                          --------------------------------------------  --------------------------------------------
                                 For the                                       For the
                             six months ended           For the            six months ended           For the
                              March 31, 2009           year ended           March 31, 2009           year ended
                               (unaudited)         September 30, 2008        (unaudited)         September 30, 2008
                          ---------------------  ---------------------  ---------------------  ---------------------
                           Shares      Amount     Shares      Amount     Shares      Amount     Shares      Amount
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Shares sold (5)(6)(7)(8).  133,769  $ 1,352,484   253,312  $ 4,189,533    21,978  $   195,135    39,899  $   553,585
Reinvested dividends.....       --           --        --           --        --           --        --           --
Shares redeemed (5)(6)... (292,981)  (2,935,645) (613,549)  (9,921,188) (164,902)  (1,453,988) (364,166)  (5,248,108)
                          --------  -----------  --------  -----------  --------  -----------  --------  -----------
Net increase (decrease).. (159,212) $(1,583,161) (360,237) $(5,731,655) (142,924) $(1,258,853) (324,267) $(4,694,523)
                          ========  ===========  ========  ===========  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2009, includes automatic conversion of 78,132 shares of Class B shares in the amount of $744,975 to 68,173 shares of Class A shares in the amount of $744,975.
(2)For the year ended September 30, 2008, includes automatic conversion of 213,034 shares of Class B shares in the amount of $3,232,933 to 186,968 shares of Class A shares in the amount of $3,232,933.
(3)For the six months ended March 31, 2009, includes automatic conversion of 3,523 shares of Class C shares in the amount of $32,940 to 3,040 shares of Class A shares in the amount of $32,940.
(4)For the year ended September 30, 2008, includes automatic conversion of 5,104 shares of Class C shares in the amount of $78,117 to 4,448 shares of Class A shares in the amount of $78,117.
(5)For the six months ended March 31, 2009, includes automatic conversion of 105,989 shares of Class B shares in the amount of $923,085 to 92,313 shares of Class A shares in the amount of $923,085.
(6)For the year ended September 30, 2008, includes automatic conversion of 146,917 shares of Class B shares in the amount of $2,166,396 to 128,971 shares of Class A shares in the amount of $2,166,396.
(7)For the six months ended March 31, 2009, includes automatic conversion of 1,350 shares of Class C shares in the amount of $11,882 to 1,173 shares of Class A shares in the amount of $11,882.
(8)For the year ended September 30, 2008, includes automatic conversion of 9,445 shares of Class C shares in the amount of $129,260 to 8,257 shares of Class A shares in the amount of $129,260.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)



                                                         Growth Opportunities Fund
                         ----------------------------------------------------------------------------------------
                                            Class C                                      Class I
                         ---------------------------------------------  -----------------------------------------
                                For the                                       For the
                            six months ended            For the          six months ended          For the
                             March 31, 2009           year ended          March 31, 2009          year ended
                              (unaudited)         September 30, 2008        (unaudited)       September 30, 2008
                         ---------------------  ----------------------  ------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares    Amount    Shares      Amount
                         --------  -----------  --------  ------------  -------  ---------  --------  -----------
Shares sold.............   13,498  $   115,497    59,452  $    756,646      256  $   2,752     1,876  $    30,513
Reinvested dividends....       --           --        --            --       --         --        --           --
Shares redeemed (1)(2)..  (72,790)    (691,246) (188,701)   (2,713,246)  (1,990)   (20,748)   (3,002)     (48,708)
                         --------  -----------  --------  ------------  -------  ---------  --------  -----------
Net increase (decrease).  (59,292) $  (575,749) (129,249) $ (1,956,600)  (1,734) $ (17,996)   (1,126) $   (18,195)
                         ========  ===========  ========  ============  =======  =========  ========  ===========

                                                             New Century Fund
                         ----------------------------------------------------------------------------------------
                                            Class A                                      Class B
                         ---------------------------------------------  -----------------------------------------
                                For the                                       For the
                            six months ended            For the          six months ended          For the
                             March 31, 2009           year ended          March 31, 2009          year ended
                              (unaudited)         September 30, 2008        (unaudited)       September 30, 2008
                         ---------------------  ----------------------  ------------------  ---------------------
                          Shares      Amount     Shares      Amount      Shares    Amount    Shares      Amount
                         --------  -----------  --------  ------------  -------  ---------  --------  -----------
Shares sold (3)(4)......  101,776  $   926,137   177,557  $  3,209,325   13,352  $ 106,974    28,304  $   451,311
Reinvested dividends....       --           --        --            --       --         --        --           --
Shares redeemed (3)(4).. (504,792)  (4,535,445) (836,501)  (15,340,030) (89,009)  (703,689) (219,367)  (3,484,631)
                         --------  -----------  --------  ------------  -------  ---------  --------  -----------
Net increase (decrease). (403,016) $(3,609,308) (658,944) $(12,130,705) (75,657) $(596,715) (191,063) $(3,033,320)
                         ========  ===========  ========  ============  =======  =========  ========  ===========

                                        New Century Fund
                         ---------------------------------------------
                                            Class C
                         ---------------------------------------------
                                For the
                            six months ended            For the
                             March 31, 2009           year ended
                              (unaudited)         September 30, 2008
                         ---------------------  ----------------------
                          Shares      Amount     Shares      Amount
                         --------  -----------  --------  ------------
Shares sold.............    9,211  $    76,178    33,282  $    569,190
Reinvested dividends....       --           --        --            --
Shares redeemed.........  (34,677)    (282,576) (102,735)   (1,656,044)
                         --------  -----------  --------  ------------
Net increase (decrease).  (25,466) $  (206,398)  (69,453) $ (1,086,854)
                         ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2009, includes automatic conversion of 1,350 shares of Class C shares in the amount of $11,882 to 1,173 shares of Class A shares in the amount of $11,882.
(2)For the year ended September 30, 2008, includes automatic conversion of 9,445 shares of Class C shares in the amount of $129,260 to 8,257 shares of Class A shares in the amount of $129,260.
(3)For the six months ended March 31, 2009, includes automatic conversion of 48,321 shares of Class B shares in the amount of $366,591 to 41,488 shares of Class A shares in the amount of $366,591.
(4)For the year ended September 30, 2008, includes automatic conversion of 77,721 shares of Class B shares in the amount of $1,225,115 to 67,258 shares of Class A shares in the amount of $1,225,115.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


                                                               Growth and Income Fund
                          ------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  --------------------------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended           For the
                               March 31, 2009              year ended             March 31, 2009           year ended
                                 (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (1)(2)(3)(4).    307,198  $  2,724,902     630,796  $  9,133,076    48,942  $   410,300    89,678  $ 1,199,212
Reinvested dividends.....     58,742       519,275      14,377       220,109     3,047       25,411        --           --
Shares redeemed (1)(2)...   (677,356)   (5,919,995)   (958,387)  (13,836,029) (275,068)  (2,267,114) (558,857)  (7,455,853)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (311,416) $ (2,675,818)   (313,214) $ (4,482,844) (223,079) $(1,831,403) (469,179) $(6,256,641)
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                               Growth and Income Fund
                          ------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  --------------------------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended           For the
                               March 31, 2009              year ended             March 31, 2009           year ended
                                 (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..............     30,611  $    255,824      71,480  $    957,187     1,076  $     9,418     5,275  $    76,070
Reinvested dividends.....      8,781        72,884          --            --       423        3,747        95        1,451
Shares redeemed (3)(4)...   (170,304)   (1,401,996)   (386,530)   (5,155,170)   (3,844)     (34,204)   (4,673)     (68,432)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (130,912) $ (1,073,288)   (315,050) $ (4,197,983)   (2,345) $   (21,039)      697  $     9,089
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                Balanced Assets Fund
                          ------------------------------------------------------------------------------------------------
                                                Class A                                          Class B
                          --------------------------------------------------  --------------------------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended           For the
                               March 31, 2009              year ended             March 31, 2009           year ended
                                 (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold (5)(6)(7)(8).    201,979  $  2,146,948     492,914  $  7,199,045    40,101  $   428,120    95,382  $ 1,386,363
Reinvested dividends.....    104,779     1,098,234     128,624     1,834,569     8,051       84,329     8,240      117,639
Shares redeemed (5)(6)... (1,056,253)  (11,119,619) (1,444,312)  (21,111,948) (172,514)  (1,817,234) (322,360)  (4,705,433)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..   (749,495) $ (7,874,437)   (822,774) $(12,078,334) (124,362) $(1,304,785) (218,738) $(3,201,431)
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

                                                                Balanced Assets Fund
                          ------------------------------------------------------------------------------------------------
                                                Class C                                          Class I
                          --------------------------------------------------  --------------------------------------------
                                   For the                                           For the
                              six months ended               For the             six months ended           For the
                               March 31, 2009              year ended             March 31, 2009           year ended
                                 (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                          ------------------------  ------------------------  ---------------------  ---------------------
                            Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Shares sold..............     24,512  $    269,515      42,482  $    629,344       735  $     8,355     1,809  $    26,801
Reinvested dividends.....      8,345        87,494       7,970       114,014       750        7,865       887       12,606
Shares redeemed (7)(8)...   (106,746)   (1,124,415)   (193,356)   (2,838,735)   (4,717)     (49,982)   (1,818)     (27,036)
                          ----------  ------------  ----------  ------------  --------  -----------  --------  -----------
Net increase (decrease)..    (73,889) $   (767,406)   (142,904) $ (2,095,377)   (3,232) $   (33,762)      878  $    12,371
                          ==========  ============  ==========  ============  ========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2009, includes automatic conversion of 131,895 shares of Class B shares in the amount of $1,061,576 to 124,019 shares of Class A shares in the amount of $1,061,576.
(2)For the year ended September 30, 2008, includes automatic conversion of 256,031 shares of Class B shares in the amount of $3,426,719 to 239,301 shares of Class A shares in the amount of $3,426,719.
(3)For the six months ended March 31, 2009, includes automatic conversion of 29,566 shares of Class C shares in the amount of $236,129 to 27,641 shares of Class A shares in the amount of $236,129.
(4)For the year ended September 30, 2008, includes automatic conversion of 79,802 shares of Class C shares in the amount of $1,070,754 to 74,653 shares of Class A shares in the amount of $1,070,754.
(5)For the six months ended March 31, 2009, includes automatic conversion of 61,249 shares of Class B shares in the amount of $638,190 to 61,098 shares of Class A shares in the amount of $638,190.
(6)For the year ended September 30, 2008, includes automatic conversion of 110,956 shares of Class B shares in the amount of $1,639,736 to 110,614 shares of Class A shares in the amount of $1,639,736.
(7)For the six months ended March 31, 2009, includes automatic conversion of 5,006 shares of Class C shares in the amount of $52,416 to 5,001 shares of Class A shares in the amount of $52,416.
(8)For the year ended September 30, 2008, includes automatic conversion of 6,528 shares of Class C shares in the amount of $94,078 to 6,522 shares of Class A shares in the amount of $94,078.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


                                                                  International Equity Fund
                              -------------------------------------------------------------------------------------------------
                                                    Class A                                          Class B
                              --------------------------------------------------  ---------------------------------------------
                                       For the                                           For the
                                  six months ended               For the             six months ended            For the
                                   March 31, 2009              year ended             March 31, 2009           year ended
                                     (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                              ------------------------  ------------------------  ---------------------  ----------------------
                                Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                              ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (1)(2)(3)(4).....    230,287  $  1,933,041     873,082  $ 15,209,058    47,518  $   368,846   180,778  $  2,906,684
Shares issued in merger +....  9,552,075    84,069,949          --            --   928,841    7,600,518        --            --
Reinvested dividends.........     88,435       769,388     337,952     6,106,795    10,395       84,199   101,318     1,689,981
Shares redeemed (1)(2)(5)(6). (2,024,508)  (16,515,952) (1,289,845)  (21,458,586) (353,071)  (2,731,780) (582,664)   (8,831,689)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)......  7,846,289  $ 70,256,426     (78,811) $   (142,733)  633,683  $ 5,321,783  (300,568) $ (4,235,024)
                              ==========  ============  ==========  ============  ========  ===========  ========  ============
                                                                  International Equity Fund
                              -------------------------------------------------------------------------------------------------
                                                    Class C                                          Class I
                              --------------------------------------------------  ---------------------------------------------
                                       For the                                           For the
                                  six months ended               For the             six months ended            For the
                                   March 31, 2009              year ended             March 31, 2009           year ended
                                     (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                              ------------------------  ------------------------  ---------------------  ----------------------
                                Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                              ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold..................    126,162  $  1,017,860     339,109  $  5,508,728    63,981  $   547,356   115,757  $  2,027,150
Shares issued in merger +....  1,966,816    16,071,009          --            --        --           --        --            --
Reinvested dividends.........     14,687       118,818     130,196     2,170,365    12,701      111,265    38,744       706,298
Shares redeemed (3)(4)(5)(6).   (674,924)   (5,258,195)   (672,025)   (9,700,348)  (64,089)    (556,014) (159,912)   (2,644,211)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)......  1,432,741  $ 11,949,492    (202,720) $ (2,021,255)   12,593  $   102,607    (5,411) $     89,237
                              ==========  ============  ==========  ============  ========  ===========  ========  ============

                                                                          Value Fund
                              -------------------------------------------------------------------------------------------------
                                                    Class A                                          Class B
                              --------------------------------------------------  ---------------------------------------------
                                       For the                                           For the
                                  six months ended               For the             six months ended            For the
                                   March 31, 2009              year ended             March 31, 2009           year ended
                                     (unaudited)           September 30, 2008          (unaudited)         September 30, 2008
                              ------------------------  ------------------------  ---------------------  ----------------------
                                Shares       Amount       Shares       Amount      Shares      Amount     Shares      Amount
                              ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Shares sold (7)(8)(9)(10)....    542,154  $  5,061,489     647,141  $  9,924,293    74,777  $   671,047   146,756  $  2,188,231
Reinvested dividends.........    125,403     1,175,028   1,063,818    16,563,642    24,162      213,106   351,095     5,133,009
Shares redeemed (7)(8)....... (1,652,907)  (14,778,311) (2,160,593)  (32,186,863) (414,668)  (3,528,791) (866,926)  (12,306,794)
                              ----------  ------------  ----------  ------------  --------  -----------  --------  ------------
Net increase (decrease)......   (985,350) $ (8,541,794)   (449,634) $ (5,698,928) (315,729) $(2,644,638) (369,075) $ (4,985,554)
                              ==========  ============  ==========  ============  ========  ===========  ========  ============

--------
(1)For the six months ended March 31, 2009, includes automatic conversion of 95,264 shares of Class B shares in the amount of $720,882 to 88,334 shares of Class A shares in the amount of $720,882.
(2)For the year ended September 30, 2008, includes automatic conversion of 201,566 shares of Class B shares in the amount of $3,107,494 to 185,992 shares of Class A shares in the amount of $3,107,494.
(3)For the six months ended March 31, 2009, includes automatic conversion of 5,007 shares of Class C shares in the amount of $39,870 to 4,631 shares of Class A shares in the amount of $39,870.
(4)For the year ended September 30, 2008, includes automatic conversion of 16,006 shares of Class C shares in the amount of $250,119 to 14,757 shares of Class A shares in the amount of $250,119.
(5)For the six months ended March 31, 2009, net of redemption fees of $1,945, $327, $514, and $166 for Class A, Class B, Class C and Class I shares, respectively.
(6)For the year ended September 30, 2008, net of redemption fees of $10,729, $2,743, $3,748, and $1,179 for Class A, Class B, Class C and Class I shares, respectively.
(7)For the six months ended March 31, 2009, includes automatic conversion of 165,305 shares of Class B shares in the amount of $1,358,246 to 155,362 shares of Class A shares in the amount of $1,358,246.
(8)For the year ended September 30, 2008, includes automatic conversion of 204,341 shares of Class B shares in the amount of $3,088,508 to 192,052 shares of Class A shares in the amount of $3,088,508.
(9)For the six months ended March 31, 2009, includes automatic conversion of 7,459 shares of Class C shares in the amount of $62,419 to 7,001 shares of Class A shares in the amount of $62,419.
(10)For the year ended September 30, 2008, includes automatic conversion of 5,802 shares of Class C shares in the amount of $80,487 to 5,438 shares of Class A shares in the amount of $80,487.
+  See Note 2.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


                                                                  Value Fund
                         --------------------------------------------------------------------------------------------
                                             Class C                                        Class I
                         ----------------------------------------------  --------------------------------------------
                                For the                                         For the
                            six months ended            For the             six months ended           For the
                             March 31, 2009            year ended            March 31, 2009           year ended
                              (unaudited)          September 30, 2008         (unaudited)         September 30, 2008
                         ---------------------  -----------------------  ---------------------  ---------------------
                          Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  ---------  ------------  --------  -----------  --------  -----------
Shares sold.............  111,000  $ 1,003,468    126,100  $  1,696,181        --  $        --        86  $     1,562
Reinvested dividends....   14,733      129,943    203,721     2,978,405        51          478       348        5,401
Shares redeemed (1)(2).. (260,462)  (2,228,394)  (567,231)   (8,063,054)     (285)      (2,243)     (265)      (3,842)
                         --------  -----------  ---------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (134,729) $(1,094,983)  (237,410) $ (3,388,468)     (234) $    (1,765)      169  $     3,121
                         ========  ===========  =========  ============  ========  ===========  ========  ===========

                                           Value Fund
                         ----------------------------------------------
                                             Class Z
                         ----------------------------------------------
                                For the
                            six months ended            For the
                             March 31, 2009            year ended
                              (unaudited)          September 30, 2008
                         ---------------------  -----------------------
                          Shares      Amount      Shares      Amount
                         --------  -----------  ---------  ------------
Shares sold.............  298,828  $ 2,921,547    357,717  $  5,554,158
Reinvested dividends....   59,903      588,253    309,158     5,048,549
Shares redeemed......... (340,498)  (3,177,488)  (461,438)   (7,142,198)
                         --------  -----------  ---------  ------------
Net increase (decrease).   18,233  $   332,312    205,437  $  3,460,509
                         ========  ===========  =========  ============

                                                            Disciplined Growth Fund
                         --------------------------------------------------------------------------------------------
                                             Class A                                        Class B
                         ----------------------------------------------  --------------------------------------------
                                For the                                         For the
                            six months ended            For the             six months ended           For the
                             March 31, 2009            year ended            March 31, 2009           year ended
                              (unaudited)          September 30, 2008         (unaudited)         September 30, 2008
                         ---------------------  -----------------------  ---------------------  ---------------------
                          Shares      Amount      Shares      Amount      Shares      Amount     Shares      Amount
                         --------  -----------  ---------  ------------  --------  -----------  --------  -----------
Shares sold (3)(4)......  202,314  $ 1,752,852  1,241,974  $ 20,161,048     4,242  $    33,404   124,724  $ 1,851,127
Reinvested dividends....       --           --         --            --        --           --        --           --
Shares redeemed (3)(4).. (500,116)  (4,295,463)  (918,848)  (13,537,356) (144,875)  (1,171,489) (102,038)  (1,489,966)
                         --------  -----------  ---------  ------------  --------  -----------  --------  -----------
Net increase (decrease). (297,802) $(2,542,611)   323,126  $  6,623,692  (140,633) $(1,138,085)   22,686  $   361,161
                         ========  ===========  =========  ============  ========  ===========  ========  ===========

                                     Disciplined Growth Fund
                         ----------------------------------------------
                                             Class C
                         ----------------------------------------------
                                For the
                            six months ended            For the
                             March 31, 2009            year ended
                              (unaudited)          September 30, 2008
                         ---------------------  -----------------------
                          Shares      Amount      Shares      Amount
                         --------  -----------  ---------  ------------
Shares sold.............   23,040  $   204,628    672,443  $ 10,787,226
Reinvested dividends....       --           --         --            --
Shares redeemed......... (475,275)  (3,872,110)  (847,217)  (12,061,646)
                         --------  -----------  ---------  ------------
Net increase (decrease). (452,235) $(3,667,482)  (174,774) $ (1,274,420)
                         ========  ===========  =========  ============

--------
(1)For the six months ended March 31, 2009, includes automatic conversion of 7,459 shares of Class C shares in the amount of $62,419 to 7,001 shares of Class A shares in the amount of $62,419.
(2)For the year ended September 30, 2008, includes automatic conversion of 5,802 shares of Class C shares in the amount of $80,487 to 5,438 shares of Class A shares in the amount of $80,487.
(3)For the six months ended March 31, 2009, includes automatic conversion of 66,272 shares of Class B shares in the amount of $518,243 to 62,899 shares of Class A shares in the amount of $518,243.
(4)For the year ended September 30, 2008, includes automatic conversion of 27,497 shares of Class B shares in the amount of $437,155 to 26,202 shares of Class A shares in the amount of $437,155.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


                                                           International Small-Cap Fund
                              -------------------------------------------------------------------------------------
                                                 Class A                                     Class B
                              ---------------------------------------------  --------------------------------------
                                      For the                                      For the
                                 six months ended            For the          six months ended         For the
                                  March 31, 2009            year ended         March 31, 2009        year ended
                                    (unaudited)         September 30, 2008       (unaudited)     September 30, 2008
                              ----------------------  ---------------------  ------------------  ------------------
                                Shares      Amount     Shares      Amount     Shares    Amount    Shares    Amount
                              ---------  -----------  --------  -----------  -------  ---------  -------  ---------
Shares sold (1)(2)........... 6,887,613  $42,000,531    90,461  $ 1,142,820    4,288  $  25,082   26,818  $ 324,786
Reinvested dividends.........     1,826       11,121    21,169      275,413       --         --      949     12,228
Shares redeemed (1)(2)(3)(4).  (333,062)  (1,977,607) (296,407)  (3,416,464) (34,218)  (202,477) (35,785)  (405,992)
                              ---------  -----------  --------  -----------  -------  ---------  -------  ---------
Net increase (decrease)...... 6,556,377  $40,034,045  (184,777) $(1,998,231) (29,930) $(177,395)  (8,018) $ (68,978)
                              =========  ===========  ========  ===========  =======  =========  =======  =========

                                       International Small-Cap Fund
                              ---------------------------------------------
                                                 Class C
                              ---------------------------------------------
                                      For the
                                 six months ended            For the
                                  March 31, 2009            year ended
                                    (unaudited)         September 30, 2008
                              ----------------------  ---------------------
                                Shares      Amount     Shares      Amount
                              ---------  -----------  --------  -----------
Shares sold..................    64,126  $   392,031    50,457  $   605,472
Reinvested dividends.........        --           --     4,084       52,562
Shares redeemed (3)(4).......  (150,977)    (890,333) (172,747)  (1,865,760)
                              ---------  -----------  --------  -----------
Net increase (decrease)......   (86,851) $  (498,302) (118,206) $(1,207,726)
                              =========  ===========  ========  ===========

--------
(1)For the six months ended March 31, 2009, includes automatic conversion of 779 shares of Class B shares in the amount of $4,583 to 766 shares of Class A shares in the amount of $4,583.
(2)For the year ended September 30, 2008, includes automatic conversion of 3,459 shares of Class B shares in the amount of $40,920 to 3,421 shares of Class A shares in the amount of $40,920.
(3)For the six months ended March 31, 2009, net of redemption fees of $1,831, $12, and $42 for Class A, Class B, and Class C shares, respectively.
(4)For the year ended September 30, 2008, net of redemption fees of $1,750, $71, and $290 for Class A, Class B, and Class C shares, respectively.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


Note 9. Line of Credit

   The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted line of credit with State Street Bank and Trust Company, the Funds' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street Bank and Trust Company's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum on the daily unused portion of the committed line of credit which is included in other expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Fund's cash shortfall exceeds $100,000. For the six months ended March 31, 2009, the following Funds had borrowings:

                          Days     Interest Average  Weighted
Portfolio              Outstanding Charges    Debt   Average
Growth Opportunities..     19        $256   $467,982   0.97%
Balanced Assets.......      4          45    285,642   1.08
International Equity..      8         106    404,739   1.28
Disciplined Growth....      4          16    187,910   0.79
International
 Small-Cap............      8          69    230,158   1.47

   At March 31, 2009, there were no borrowings outstanding.

Note 10. Interfund Lending Agreement

   Pursuant to exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended March 31, 2009, none of the Funds participated in this program.

Note 11. Trustees Retirement Plan

   The Trustees of the Trust have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the unaffiliated Trustees. The Retirement Plan provides generally that an unaffiliated Trustee may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Trustee of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Trustee and completed five (5) consecutive years of service as a Trustee of any Adopting Fund (an "Eligible Trustee"). Pursuant to the Retirement Plan, an Eligible Trustee may receive benefits upon (i) his or her death or disability while a Trustee or (ii) the termination of his or her tenure as a Trustee, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Trustee.

   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Trustee and Participant, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding statement during prior years is added to each Eligible Trustee's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

        SunAmerica Equity Funds
        NOTES TO FINANCIAL STATEMENTS -- March 31, 2009 -- (unaudited)
        (continued)


   The following amounts for the Retirement Plan Liabilities are included in the Trustee fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Trustees' fees and expenses line on the Statement of Operations.

                                Retirement Plan Retirement Plan Retirement Plan
                                   Liability        Expense        Payments
                                --------------- --------------- ---------------
Fund                                         As of March 31, 2009
----                            -----------------------------------------------
Blue Chip Growth...............     $ 4,881         $  590          $23,400
Growth Opportunities...........       3,893            401           20,493
New Century....................       8,466            692           39,576
Growth and Income..............       5,661            799           33,199
Balanced Assets................      13,545          1,402           62,077
International Equity...........       5,009            851           15,604
Value..........................       4,858          1,449           31,365
Disciplined Growth.............       1,682            451           10,454
International Small-Cap Equity.          --            664            1,522

Note 12. Investment Concentration

   Some of the Funds may invest internationally, including in "emerging market" countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce your risk by increasing the diversification of your investment, the value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primary risks of the International Equity Fund and International Small-Cap Fund. At March 31, 2009, the International Equity Fund had approximately 19% and 17% of its net assets invested in equity securities of companies domiciled in the United Kingdom and Japan, respectively, and the International Small-Cap Fund had approximately 30% and 19% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

   The Balanced Assets Fund invests in U.S. Government sponsored securities. No assurance can be given that the U.S. Government will provide support to such U.S. Government sponsored agencies or instrumentalities in the future since it is not required to do so by law. As a result of the Fund's concentration in such investments, it may be subject to risks associated with U.S. Government securities. At March 31, 2009, the Fund had approximately 17%, of its net assets invested in such securities.

[LOGO]

Harborside Financial Center
3200 Plaza 5
Jersey City, NJ 07311-4992

Trustees                   Shareholder Servicing      This report is submitted
 Samuel M. Eisenstat       Agent                      solely for the general
 Peter A. Harbeck           SunAmerica Fund           information of
 Dr. Judith L. Craven         Services, Inc.          shareholders of the
 William F. Devin           Harborside Financial      Funds. Distribution of
 Stephen J. Gutman            Center                  this report to persons
 Jeffrey S. Burum           3200 Plaza 5              other than shareholders
 William J. Shea            Jersey City, NJ           of the Funds is
                              07311-4992              authorized only in
Officers                                              con-nection with a
 John T. Genoy, President  Custodian and Transfer     currently effective
   and Chief Executive     Agent                      pro-spectus, setting
   Officer                  State Street Bank and     forth details of the
 Donna M. Handel,             Trust Company           Funds, which must precede
   Treasurer                P.O. Box 5607             or accom-pany this report.
 Timothy P. Pettee, Vice    Boston, MA 02110
   President                                          DELIVERY OF SHAREHOLDER
 James Nichols, Vice       VOTING PROXIES ON TRUST    DOCUMENTS
   President               PORTFOLIO SECURITIES       The Funds have adopted a
 Cynthia A. Skrehot, Vice  A description of the       policy that allows them
   President and Chief     policies and procedures    to send only one copy of
   Compliance Officer      that the Trust uses to     a Fund's prospectus,
 Gregory N. Bressler,      determine how to vote      proxy material, annual
   Chief Legal Officer     proxies relating to        report and semi-annual
   and Secretary           securities held in a       report (the "shareholder
 Gregory R. Kingston,      Fund's portfolio which is  documents") to
   Vice President and      available in the Trust's   shareholders with
   Assistant Treasurer     Statement of Additional    multiple accounts
 Kathleen Fuentes,         Information, may be        residing at the same
   Assistant Secretary     obtained without charge    "household." This
 John E. McLean,           upon request, by calling   practice is called
   Assistant Secretary     (800) 858-8850. This       householding and reduces
 Nori L. Gabert, Vice      in-formation is also       Fund expenses, which
   President and           available from the EDGAR   benefits you and other
   Assistant Secretary     database on the U.S.       shareholders. Unless the
 Matthew Hackethal,        Securities and Ex-change   Funds receive
   Anti-Money Laundering   Commission's website at    instructions to the
   Compliance Officer      http://www.sec.gov.        con-trary, you will only
 John E. Smith Jr.,                                   receive one copy of the
   Assistant Treasurer     PROXY VOTING RECORD ON     shareholder documents.
                           SUNAMERICA EQUITY FUNDS    The Funds will continue
Investment Adviser         Information regarding how  to household the
 SunAmerica Asset          SunAmerica Equity Funds    share-holder documents
   Management Corp.        voted proxies relating to  indefinitely, until we
 Harborside Financial      securities held in         are instructed otherwise.
   Center                  SunAmerica Equity Funds    If you do not wish to
 3200 Plaza 5              during the most recent     participate in
 Jersey City, NJ           twelve month period ended  householding, please
   07311-4992              June 30 is available,      contact Shareholder
                           once filed with the U.S.   Services at (800)
Distributor                Securities and Exchange    858-8850 ext. 6010 or
 SunAmerica Capital        Commission, without        send a written request
   Services, Inc.          charge, upon request, by   with your name, the name
 Harborside Financial      calling (800) 858-8850 or  of your fund(s) and your
   Center                  on the U.S. Securities     account number(s) to
 3200 Plaza 5              and Exchange Commission's  SunAmerica Mutual Funds
 Jersey City, NJ           website at                 c/o BFDS, P.O. Box
   07311-4992              http://www.sec.gov.        219186, Kansas City MO,
                                                      64121-9186. We will
                           DISCLOSURE OF QUARTERLY    resume individual
                           PORTFOLIO HOLDINGS         mailings for your account
                           The Trust is required to   within thirty (30) days
                           file its complete          of receipt of your
                           schedule of portfolio      request.
                           holdings with the U.S.
                           Securities and Exchange    The accompanying report
                           Commission for its first   has not been audited by
                           and third fiscal quarters  independent accountants
                           on Form N-Q. The Trust's   and accordingly no
                           Forms N-Q are available    opinion has been
                           on the U.S. Securities     expressed thereon.
                           and Exchange Commission's
                           website at
                           http://www.sec.gov. You
                           can also review and
                           obtain copies of the
                           Forms N-Q at the U.S.
                           Securities and Exchange
                           Com-mission's Public
                           Reference Room in
                           Wash-ington, DC
                           (information on the
                           operation of Public
                           Reference Room may be
                           obtained by calling
                           1-800-SEC-0330).

                                    [GRAPHIC]


Go Paperless!!

Did you know that you have the option to receive your shareholder reports online?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

It's Quick -- Fund documents will be received faster than via traditional mail.

It's Convenient -- Elimination of bulky documents from personal files.

It's Cost Effective -- Reduction of your Fund's printing and mailing costs.

To sign up for electronic delivery, follow these simple steps:

                1   Go to
                    www.sunamericafunds.com

                2   Under the "Shareholder Services"
                    section, click on the "Go Paperless" link.

                3   Fill out the appropriate information
                    including the email address to which you would like your information sent.
                4   Click "Submit" --
                    It's that easy!

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.sunamericafunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

For information on receiving this report online, see inside back cover. Funds distributed by SunAmerica Capital Services, Inc.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.sunamericafunds.com. Read the prospectus carefully before investing.

www.sunamericafunds.com

EQSAN - 3/09

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert.

         Not applicable.

Item 4.  Principal Accountant Fees and Services.

         Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 299.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-
         101), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270. 30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal contro1 over financial reporting.

Item 12. Exhibits.

     (a)  (1) Not applicable.

          (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

          (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Equity Funds

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy
    ------------------
    John T. Genoy
    President

Date: June 8, 2009

By: /s/ Donna M. Handel
    -------------------
    Donna M. Handel
    Treasurer

Date: June 8, 2009